UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2015 Fund
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Global Allocation Fund
AllianzGI Global Growth Allocation Fund
AllianzGI Retirement Income Fund
AllianzGI Behavioral Advantage Large Cap Fund
AllianzGI China Equity Fund
AllianzGI Convertible Fund
AllianzGI Disciplined Equity Fund
AllianzGI Dynamic Emerging Multi-Asset Fund
AllianzGI Focused Opportunity Fund
AllianzGI Global Managed Volatility Fund
AllianzGI Global Water Fund
AllianzGI High Yield Bond Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI Multi-Asset Real Return Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI NFJ Global Dividend Value Fund
AllianzGI NFJ International Small-Cap Value Fund
AllianzGI NFJ International Value II Fund
AllianzGI Redwood Fund
AllianzGI Short Duration High Income Fund
AllianzGI Structured Alpha Fund
AllianzGI Ultra Micro Cap Fund
AllianzGI U.S. Emerging Growth Fund
AllianzGI U.S. Equity-Hedged Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Retirement 2015 Fund

February 28, 2013 (unaudited)

	Shares	Value*
MUTUAL FUNDS—96.4%

AllianzGI Disciplined Equity (a)(b)	12,398	$212,995
AllianzGI Emerging Markets Opportunities (a)(b)	8,006	214,092
AllianzGI Global Commodity Equity (a)(b)	12,598	212,905
AllianzGI Global Managed Volatility (a)(b)	18,827	322,125
AllianzGI Income & Growth (a)(b)	69,799	852,251
AllianzGI International Small-Cap (a)(b)	6,078	212,167
AllianzGI NFJ Dividend Value (a)(b)	55,777	748,528
AllianzGI NFJ Global Dividend Value (a)(b)	32,679	638,540
AllianzGI NFJ International Value (a)(b)	14,524	318,376
AllianzGI NFJ Mid-Cap Value (a)(b)	12,334	251,482
AllianzGI NFJ Small-Cap Value (a)(b)	6,699	216,927
AllianzGI Short Duration High Income (a)(b)	33,254	532,724
AllianzGI U.S. Emerging Growth (a)(b)	14,434	213,052
AllianzGI U.S. Managed Volatility (a)(b)	24,398	323,521
ING Global Real Estate (c)	19,740	363,219
PIMCO CommoditiesPLUS Strategy (a)(b)	18,895	207,276
PIMCO Commodity RealReturn Strategy (a)(b)	96,701	632,425
PIMCO Floating Income (a)(b)	47,366	425,345
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	136,522	1,478,537
PIMCO Income (a)(b)	153,619	1,927,924
PIMCO Long-Term U.S. Government (a)(b)	40,184	433,580
PIMCO Mortgage Opportunities (a)(b)	115,430	1,282,429
PIMCO Real Return (a)(b)	526,966	6,434,253
PIMCO RealEstateRealReturn Strategy (a)(b)	20,979	106,785
PIMCO Short-Term (a)(b)	64,666	639,551
PIMCO Total Return (a)(b)	57,148	641,772
Wells Fargo Advantage Short-Term High Yield Bond (d)	90,123	747,118

Total Mutual Funds (cost—$19,537,047)		20,589,899

EXCHANGE-TRADED FUNDS—3.0%

PIMCO 1-5 Year U.S. TIPS Index (a) (cost—$628,833)	11,922	645,815

	Principal Amount (000s)	Value*
Repurchase Agreements—0.8%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $169,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $177,369 including accrued interest (cost—$169,000)	$169	$169,000

Total Investments (cost—$20,334,880)—100.2%		21,404,714
Liabilities in excess of other assets—(0.2)%		(50,491)

Net Assets—100.0%		$21,354,223

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Class I share of each mutual fund.
(d)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2020 Fund

February 28, 2013 (unaudited)

	Shares	Value*
MUTUAL FUNDS—99.3%

AllianzGI Disciplined Equity (a)(b)	15,868	$272,617
AllianzGI Emerging Markets Opportunities (a)(b)	15,445	413,004
AllianzGI Global Commodity Equity (a)(b)	15,868	268,168
AllianzGI Global Managed Volatility (a)(b)	25,497	436,247
AllianzGI Income & Growth (a)(b)	89,279	1,090,097
AllianzGI International Small-Cap (a)(b)	7,878	275,008
AllianzGI NFJ Dividend Value (a)(b)	74,654	1,001,863
AllianzGI NFJ Global Dividend Value (a)(b)	51,382	1,003,998
AllianzGI NFJ International Value (a)(b)	18,648	408,772
AllianzGI NFJ Mid-Cap Value (a)(b)	28,647	584,111
AllianzGI NFJ Small-Cap Value (a)(b)	3,734	120,913
AllianzGI Short Duration High Income (a)(b)	42,380	678,934
AllianzGI U.S. Emerging Growth (a)(b)	27,484	405,667
AllianzGI U.S. Managed Volatility (a)(b)	41,150	545,654
ING Global Real Estate (c)	25,460	468,468
PIMCO CommoditiesPLUS Strategy (a)(b)	48,094	527,591
PIMCO Commodity RealReturn Strategy (a)(b)	123,747	809,305
PIMCO Floating Income (a)(b)	76,223	684,483
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	138,250	1,497,247
PIMCO Income (a)(b)	195,833	2,457,705
PIMCO Long-Term U.S. Government (a)(b)	51,503	555,719
PIMCO Mortgage Opportunities (a)(b)	147,025	1,633,449
PIMCO Real Return (a)(b)	670,859	8,191,193
PIMCO RealEstateRealReturn Strategy (a)(b)	81,193	413,274
PIMCO Short-Term (a)(b)	82,440	815,328
PIMCO Total Return (a)(b)	48,833	548,396
Wells Fargo Advantage Short-Term High Yield Bond (d)	115,518	957,641

Total Mutual Funds (cost—$26,287,133)		27,064,852

	Principal Amount (000s)	Value*
Repurchase Agreements—0.7%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $204,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $210,216 including accrued interest (cost—$204,000)	$204	$204,000

Total Investments (cost—$26,491,133)—100.0%		27,268,852
Other assets less liabilities—0.0%		2,709

Net Assets—100.0%		$27,271,561

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Class I share of each mutual fund.
(d)	Administrator Class share of each mutual fund.

Schedule of Investments

AllianzGI Retirement 2025 Fund

February 28, 2013 (unaudited)

	Shares	Value*
MUTUAL FUNDS—99.2%

AllianzGI Behavioral Advantage Large Cap (a)(b)	5,832	$111,623
AllianzGI Disciplined Equity (a)(b)	25,990	446,508
AllianzGI Emerging Markets Opportunities (a)(b)	16,864	450,955
AllianzGI Global Commodity Equity (a)(b)	16,893	285,495
AllianzGI Global Managed Volatility (a)(b)	29,321	501,684
AllianzGI Income & Growth (a)(b)	73,112	892,700
AllianzGI International Small-Cap (a)(b)	7,745	270,391
AllianzGI NFJ Dividend Value (a)(b)	61,842	829,918
AllianzGI NFJ Global Dividend Value (a)(b)	48,062	939,124
AllianzGI NFJ International Value (a)(b)	20,362	446,336
AllianzGI NFJ Mid-Cap Value (a)(b)	32,665	666,032
AllianzGI Short Duration High Income (a)(b)	35,080	561,980
AllianzGI U.S. Emerging Growth (a)(b)	22,509	332,230
AllianzGI U.S. Managed Volatility (a)(b)	34,402	456,177
ING Global Real Estate (c)	20,848	383,601
PIMCO CommoditiesPLUS Strategy (a)(b)	39,385	432,053
PIMCO Commodity RealReturn Strategy (a)(b)	135,118	883,672
PIMCO Floating Income (a)(b)	62,419	560,519
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	104,224	1,128,743
PIMCO Income (a)(b)	134,855	1,692,433
PIMCO Long-Term U.S. Government (a)(b)	42,281	456,214
PIMCO Mortgage Opportunities (a)(b)	121,690	1,351,977
PIMCO Real Return (a)(b)	500,529	6,111,455
PIMCO RealEstateRealReturn Strategy (a)(b)	88,654	451,251
PIMCO Short-Term (a)(b)	56,807	561,819
PIMCO Total Return (a)(b)	30,123	338,284
Wells Fargo Advantage Short-Term High Yield Bond (d)	95,009	787,625

Total Mutual Funds (cost—$22,132,889)		22,330,799

	Principal Amount (000s)	Value*
Repurchase Agreements—0.8%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $190,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $197,077 including accrued interest (cost—$190,000)	$190	$190,000

Total Investments (cost—$22,322,889)—100.0%		22,520,799
Other assets less liabilities—0.0%		871

Net Assets—100.0%		$22,521,670

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Class I share of each mutual fund.
(d)	Administrator Class share of each mutual fund.

Schedule of Investments

AllianzGI Retirement 2030 Fund

February 28, 2013 (unaudited)

	Shares	Value*
MUTUAL FUNDS—99.4%
AllianzGI Behavioral Advantage Large Cap (a)(b)	15,400	$294,758
AllianzGI Disciplined Equity (a)(b)	59,859	1,028,375
AllianzGI Emerging Markets Opportunities (a)(b)	33,495	895,657
AllianzGI Global Commodity Equity (a)(b)	25,666	433,747
AllianzGI Global Managed Volatility (a)(b)	40,363	690,606
AllianzGI Income & Growth (a)(b)	108,680	1,326,983
AllianzGI International Managed Volatility (a)(b)	17,791	239,462
AllianzGI International Small-Cap (a)(b)	16,874	589,087
AllianzGI NFJ Dividend Value (a)(b)	87,623	1,175,905
AllianzGI NFJ Global Dividend Value (a)(b)	75,843	1,481,976
AllianzGI NFJ International Value (a)(b)	67,510	1,479,827
AllianzGI NFJ Mid-Cap Value (a)(b)	44,320	903,683
AllianzGI NFJ Small-Cap Value (a)(b)	8,161	264,254
AllianzGI Short Duration High Income (a)(b)	46,438	743,929
AllianzGI U.S. Emerging Growth (a)(b)	29,545	436,089
AllianzGI U.S. Managed Volatility (a)(b)	45,219	599,602
ING Global Real Estate (c)	43,451	799,496
PIMCO CommoditiesPLUS Strategy (a)(b)	79,983	877,409
PIMCO Commodity RealReturn Strategy (a)(b)	181,422	1,186,502
PIMCO Floating Income (a)(b)	99,216	890,962
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	124,126	1,344,288
PIMCO Income (a)(b)	166,858	2,094,067
PIMCO Mortgage Opportunities (a)(b)	161,190	1,790,821
PIMCO Real Return (a)(b)	442,033	5,397,225
PIMCO RealEstateRealReturn Strategy (a)(b)	116,735	594,183
PIMCO Short-Term (a)(b)	60,194	595,322
PIMCO Total Return (a)(b)	26,601	298,726
Wells Fargo Advantage Short-Term High Yield Bond (d)	125,850	1,043,299

Total Mutual Funds (cost—$28,225,756)		29,496,240

	Principal Amount (000s)	Value*
Repurchase Agreements—0.6%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $165,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $170,800 including accrued interest (cost—$165,000)	$165	$165,000

Total Investments (cost—$28,390,756)—100.0%		29,661,240
Other assets less liabilities—0.0%		7,133

Net Assets—100.0%		$29,668,373

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Class I share of each mutual fund.
(d)	Administrator Class share of each mutual fund.

Schedule of Investments

AllianzGI Retirement 2035 Fund

February 28, 2013 (unaudited)

	Shares	Value*
MUTUAL FUNDS—98.3%

AllianzGI Behavioral Advantage Large Cap (a)(b)	12,250	$234,473
AllianzGI Disciplined Equity (a)(b)	36,317	623,932
AllianzGI Emerging Markets Opportunities (a)(b)	20,619	551,356
AllianzGI Global Commodity Equity (a)(b)	16,344	276,208
AllianzGI Global Managed Volatility (a)(b)	23,279	398,305
AllianzGI Income & Growth (a)(b)	60,020	732,844
AllianzGI International Managed Volatility (a)(b)	14,161	190,605
AllianzGI International Small-Cap (a)(b)	12,618	440,490
AllianzGI NFJ Dividend Value (a)(b)	58,391	783,606
AllianzGI NFJ Global Dividend Value (a)(b)	43,973	859,228
AllianzGI NFJ International Value (a)(b)	42,680	935,553
AllianzGI NFJ Mid-Cap Value (a)(b)	34,233	698,009
AllianzGI Opportunity (a)(b)	3,529	75,415
AllianzGI Short Duration High Income (a)(b)	24,509	392,629
AllianzGI U.S. Emerging Growth (a)(b)	20,968	309,481
AllianzGI U.S. Managed Volatility (a)(b)	30,045	398,394
ING Global Real Estate (c)	28,072	516,525
PIMCO CommoditiesPLUS Strategy (a)(b)	55,032	603,706
PIMCO Commodity RealReturn Strategy (a)(b)	94,401	617,381
PIMCO Floating Income (a)(b)	61,054	548,264
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	58,252	630,866
PIMCO Income (a)(b)	81,657	1,024,800
PIMCO Mortgage Opportunities (a)(b)	70,849	787,138
PIMCO Real Return (a)(b)	129,554	1,581,849
PIMCO RealEstateRealReturn Strategy (a)(b)	61,937	315,261
PIMCO Short-Term (a)(b)	15,876	157,017
PIMCO Total Return (a)(b)	14,031	157,563
Wells Fargo Advantage Short-Term High Yield Bond (d)	66,380	550,289

Total Mutual Funds (cost—$14,916,803)		15,391,187

EXCHANGE-TRADED FUNDS—1.0%
iShares Dow Jones U.S. Real Estate Index (cost—$151,053)	2,348	159,946

	Principal Amount (000s)	Value*
Repurchase Agreements—0.7%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $114,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $118,246 including accrued interest (cost—$114,000)	$114	$114,000

Total Investments (cost—$15,181,856)—100.0%		15,665,133
Other assets less liabilities—0.0%		4,859

Net Assets—100.0%		$15,669,992

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Class I share of each mutual fund.
(d)	Administrator Class share of each mutual fund.

Schedule of Investments

AllianzGI Retirement 2040 Fund

February 28, 2013 (unaudited)

	Shares	Value*
MUTUAL FUNDS—97.7%

AllianzGI Behavioral Advantage Large Cap (a)(b)	14,684	$281,051
AllianzGI Disciplined Equity (a)(b)	54,946	943,969
AllianzGI Emerging Markets Opportunities (a)(b)	28,248	755,355
AllianzGI Global Commodity Equity (a)(b)	21,767	367,863
AllianzGI Global Managed Volatility (a)(b)	27,904	477,444
AllianzGI Income & Growth (a)(b)	84,192	1,027,990
AllianzGI International Managed Volatility (a)(b)	35,362	475,976
AllianzGI International Small-Cap (a)(b)	17,828	622,361
AllianzGI NFJ Dividend Value (a)(b)	83,982	1,127,041
AllianzGI NFJ Global Dividend Value (a)(b)	53,121	1,037,982
AllianzGI NFJ International Value (a)(b)	54,571	1,196,195
AllianzGI NFJ Mid-Cap Value (a)(b)	31,530	642,899
AllianzGI NFJ Small-Cap Value (a)(b)	9,134	295,767
AllianzGI Opportunity (a)(b)	8,758	187,151
AllianzGI Short Duration High Income (a)(b)	29,380	470,663
AllianzGI U.S. Emerging Growth (a)(b)	28,381	418,896
AllianzGI U.S. Managed Volatility (a)(b)	36,014	477,547
ING Global Real Estate (c)	38,142	701,818
PIMCO CommoditiesPLUS Strategy (a)(b)	75,308	826,128
PIMCO Commodity RealReturn Strategy (a)(b)	127,308	832,595
PIMCO Floating Income (a)(b)	83,641	751,098
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	64,584	699,441
PIMCO Income (a)(b)	90,357	1,133,980
PIMCO Mortgage Opportunities (a)(b)	84,931	943,581
PIMCO Real Return (a)(b)	54,371	663,871
PIMCO RealEstateRealReturn Strategy (a)(b)	74,248	377,925
Wells Fargo Advantage Short-Term High Yield Bond (d)	79,571	659,643

Total Mutual Funds (cost—$17,180,896)		18,396,230

EXCHANGE-TRADED FUNDS—1.5%
iShares Dow Jones U.S. Real Estate Index (cost—$259,768)	4,085	278,270

	Principal Amount (000s)	Value*
Repurchase Agreements—0.7%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $140,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $144,523 including accrued interest (cost—$140,000)	$140	$140,000

Total Investments (cost—$17,580,664)—99.9%		18,814,500
Other assets less liabilities—0.1%		19,801

Net Assets—100.0%		$18,834,301

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Class I share of each mutual fund.
(d)	Administrator Class share of each mutual fund.

Schedule of Investments

AllianzGI Retirement 2045 Fund

February 28, 2013 (unaudited)

	Shares	Value*
MUTUAL FUNDS—97.7%

AllianzGI Behavioral Advantage Large Cap (a)(b)	9,139	$174,926
AllianzGI Disciplined Equity (a)(b)	25,395	436,281
AllianzGI Emerging Markets Opportunities (a)(b)	13,183	352,512
AllianzGI Global Commodity Equity (a)(b)	11,173	188,832
AllianzGI Global Managed Volatility (a)(b)	15,627	267,380
AllianzGI Income & Growth (a)(b)	39,292	479,755
AllianzGI International Managed Volatility (a)(b)	18,484	248,798
AllianzGI International Small-Cap (a)(b)	9,580	334,432
AllianzGI NFJ Dividend Value (a)(b)	39,194	525,988
AllianzGI NFJ Global Dividend Value (a)(b)	26,836	524,370
AllianzGI NFJ International Value (a)(b)	27,058	593,102
AllianzGI NFJ Mid-Cap Value (a)(b)	21,271	433,725
AllianzGI Opportunity (a)(b)	5,923	126,565
AllianzGI Short Duration High Income (a)(b)	13,711	219,651
AllianzGI U.S. Emerging Growth (a)(b)	14,664	216,438
AllianzGI U.S. Managed Volatility (a)(b)	20,170	267,448
ING Global Real Estate (c)	17,818	327,855
PIMCO CommoditiesPLUS Strategy (a)(b)	38,484	422,170
PIMCO Commodity RealReturn Strategy (a)(b)	66,014	431,730
PIMCO Floating Income (a)(b)	43,913	394,342
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	24,444	264,733
PIMCO Income (a)(b)	31,643	397,117
PIMCO Mortgage Opportunities (a)(b)	39,636	440,352
PIMCO RealEstateRealReturn Strategy (a)(b)	34,649	176,363
Wells Fargo Advantage Short-Term High Yield Bond (d)	37,134	307,842

Total Mutual Funds (cost—$8,077,080)		8,552,707

EXCHANGE-TRADED FUNDS—1.5%
iShares Dow Jones U.S. Real Estate Index (cost—$120,017)	1,900	129,428

Total Investments (cost—$8,197,097)—99.2%		8,682,135
Other assets less liabilities—0.8%		68,871

Net Assets—100.0%		$8,751,006

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Class I share of each mutual fund.
(d)	Administrator Class share of each mutual fund.

Schedule of Investments

AllianzGI Retirement 2050 Fund

February 28, 2013 (unaudited)

	Shares	Value*
MUTUAL FUNDS—97.8%

AllianzGI Behavioral Advantage Large Cap (a)(b)	10,417	$199,388
AllianzGI Disciplined Equity (a)(b)	31,838	546,983
AllianzGI Emerging Markets Opportunities (a)(b)	16,862	450,896
AllianzGI Global Commodity Equity (a)(b)	13,604	229,911
AllianzGI Global Managed Volatility (a)(b)	17,482	299,125
AllianzGI Income & Growth (a)(b)	48,666	594,212
AllianzGI International Managed Volatility (a)(b)	22,155	298,213
AllianzGI International Small-Cap (a)(b)	12,217	426,512
AllianzGI NFJ Dividend Value (a)(b)	48,184	646,633
AllianzGI NFJ Global Dividend Value (a)(b)	30,526	596,483
AllianzGI NFJ International Value (a)(b)	31,652	693,808
AllianzGI NFJ Mid-Cap Value (a)(b)	11,241	229,210
AllianzGI NFJ Small-Cap Value (a)(b)	9,943	321,942
AllianzGI Opportunity (a)(b)	9,227	197,174
AllianzGI Short Duration High Income (a)(b)	15,341	245,762
AllianzGI U.S. Emerging Growth (a)(b)	20,386	300,892
AllianzGI U.S. Managed Volatility (a)(b)	22,563	299,180
ING Global Real Estate (c)	22,609	416,001
PIMCO CommoditiesPLUS Strategy (a)(b)	44,532	488,517
PIMCO Commodity RealReturn Strategy (a)(b)	75,051	490,836
PIMCO Floating Income (a)(b)	49,515	444,648
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	27,345	296,150
PIMCO Income (a)(b)	31,474	394,997
PIMCO Mortgage Opportunities (a)(b)	35,479	394,166
PIMCO RealEstateRealReturn Strategy (a)(b)	38,765	197,313

Total Mutual Funds (cost—$8,594,593)		9,698,952

EXCHANGE-TRADED FUNDS—1.4%
iShares Dow Jones U.S. Real Estate Index (cost—$131,206)	2,127	144,891

Total Investments (cost—$8,725,799)—99.2%		9,843,843
Other assets less liabilities—0.8%		75,718

Net Assets—100.0%		$9,919,561

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Class I share of each mutual fund.

Schedule of Investments

AllianzGI Retirement 2055 Fund

February 28, 2013 (unaudited)

	Shares	Value*
MUTUAL FUNDS—97.7%

AllianzGI Behavioral Advantage Large Cap (a)(b)	4,063	$77,773
AllianzGI Disciplined Equity (a)(b)	12,420	213,372
AllianzGI Emerging Markets Opportunities (a)(b)	6,594	176,312
AllianzGI Global Commodity Equity (a)(b)	5,196	87,818
AllianzGI Global Managed Volatility (a)(b)	6,948	118,880
AllianzGI Income & Growth (a)(b)	19,056	232,678
AllianzGI International Managed Volatility (a)(b)	8,804	118,507
AllianzGI International Small-Cap (a)(b)	4,820	168,273
AllianzGI NFJ Dividend Value (a)(b)	18,877	253,330
AllianzGI NFJ Global Dividend Value (a)(b)	11,931	233,130
AllianzGI NFJ International Value (a)(b)	12,383	271,445
AllianzGI NFJ Mid-Cap Value (a)(b)	10,407	212,190
AllianzGI Opportunity (a)(b)	3,511	75,023
AllianzGI Short Duration High Income (a)(b)	6,096	97,652
AllianzGI U.S. Emerging Growth (a)(b)	7,823	115,469
AllianzGI U.S. Managed Volatility (a)(b)	8,968	118,914
ING Global Real Estate (c)	8,962	164,909
PIMCO CommoditiesPLUS Strategy (a)(b)	17,109	187,689
PIMCO Commodity RealReturn Strategy (a)(b)	29,349	191,941
PIMCO Floating Income (a)(b)	19,523	175,315
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	10,866	117,678
PIMCO Income (a)(b)	12,507	156,964
PIMCO Mortgage Opportunities (a)(b)	14,097	156,619
PIMCO RealEstateRealReturn Strategy (a)(b)	15,404	78,404

Total Mutual Funds (cost—$3,416,407)		3,800,285

EXCHANGE-TRADED FUNDS—1.5%
iShares Dow Jones U.S. Real Estate Index (cost—$51,844) 852		58,038

Total Investments (cost—$3,468,251)—99.2%		3,858,323
Other assets less liabilities—0.8%		32,179

Net Assets—100.0%		$3,890,502

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Class I share of each mutual fund.

Schedule of Investments

AllianzGI Global Allocation Fund

February 28, 2013 (unaudited)

	Shares	Value*
MUTUAL FUNDS—100.3%

AllianzGI Behavioral Advantage Large Cap (a)(b)	165,623	$3,170,029
AllianzGI Disciplined Equity (a)(b)	367,874	6,320,075
AllianzGI Emerging Markets Opportunities (a)(b)	318,281	8,510,832
AllianzGI Global Commodity Equity (a)(b)	367,876	6,217,111
AllianzGI Global Managed Volatility (a)(b)	469,881	8,039,662
AllianzGI Income & Growth (a)(b)	517,436	6,317,895
AllianzGI International Managed Volatility (a)(b)	470,838	6,337,480
AllianzGI International Small-Cap (a)(b)	181,182	6,325,060
AllianzGI NFJ Dividend Value (a)(b)	627,090	8,415,543
AllianzGI NFJ Global Dividend Value (a)(b)	590,066	11,529,891
AllianzGI NFJ International Value (a)(b)	813,216	17,825,704
AllianzGI NFJ Mid-Cap Value (a)(b)	4	83
AllianzGI NFJ Small-Cap Value (a)(b)	223,630	7,241,123
AllianzGI Opportunity (a)(b)	47,653	1,018,334
AllianzGI Short Duration High Income (a)(b)	331,030	5,303,099
AllianzGI U.S. Emerging Growth (a)(b)	353,976	5,224,682
AllianzGI U.S. Managed Volatility (a)(b)	340,876	4,520,010
ING Global Real Estate (c)	347,140	6,387,370
PIMCO CommoditiesPLUS Strategy (a)(b)	278,740	3,057,779
PIMCO Commodity RealReturn Strategy (a)(b)	637,522	4,169,393
PIMCO Floating Income (a)(b)	824,610	7,404,995
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	1,365,309	14,786,299
PIMCO Income (a)(b)	1,690,853	21,220,205
PIMCO Mortgage Opportunities (a)(b)	1,140,890	12,675,285
PIMCO Short-Term (a)(b)	854,473	8,450,741
PIMCO Total Return (a)(b)	1,129,710	12,686,645
Wells Fargo Advantage Short-Term High Yield Bond (d)	896,550	7,432,403

Total Mutual Funds (cost—$185,048,275)		210,587,728

	Principal Amount (000s)	Value*
Repurchase Agreements—0.3%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $689,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $702,909 including accrued interest (cost—$689,000)	$689	$689,000

Total Investments (cost—$185,737,275)—100.6%		211,276,728
Liabilities in excess of other assets—(0.6)%		(1,291,600)

Net Assets—100.0%		$209,985,128

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Class I share of each mutual fund.
(d)	Administrator Class share of each mutual fund.

Schedule of Investments

AllianzGI Global Growth Allocation Fund

February 28, 2013 (unaudited)

	Shares	Value*
MUTUAL FUNDS—97.9%

AllianzGI Behavioral Advantage Large Cap (a)(b)	8,178	$156,524
AllianzGI Disciplined Equity (a)(b)	24,945	428,559
AllianzGI Emerging Markets Opportunities (a)(b)	19,085	510,342
AllianzGI Global Commodity Equity (a)(b)	16,222	274,147
AllianzGI Global Managed Volatility (a)(b)	18,102	309,721
AllianzGI Income & Growth (a)(b)	31,771	387,929
AllianzGI International Managed Volatility (a)(b)	17,268	232,431
AllianzGI International Small-Cap (a)(b)	9,572	334,161
AllianzGI NFJ Dividend Value (a)(b)	34,849	467,680
AllianzGI NFJ Global Dividend Value (a)(b)	29,897	584,186
AllianzGI NFJ International Value (a)(b)	40,739	892,996
AllianzGI NFJ Mid-Cap Value (a)(b)	624	12,727
AllianzGI NFJ Small-Cap Value (a)(b)	14,008	453,587
AllianzGI Opportunity (a)(b)	7,229	154,485
AllianzGI Short Duration High Income (a)(b)	9,626	154,216
AllianzGI U.S. Emerging Growth (a)(b)	15,974	235,769
AllianzGI U.S. Managed Volatility (a)(b)	14,656	194,332
ING Global Real Estate (c)	16,711	307,479
PIMCO CommoditiesPLUS Strategy (a)(b)	17,440	191,314
PIMCO Commodity RealReturn Strategy (a)(b)	35,272	230,677
PIMCO Floating Income (a)(b)	25,900	232,586
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	14,208	153,871
PIMCO Income (a)(b)	30,906	387,869
PIMCO Mortgage Opportunities (a)(b)	27,805	308,910

Total Mutual Funds (cost—$6,292,067)		7,596,498

EXCHANGE-TRADED FUNDS—1.6%
iShares Dow Jones U.S. Real Estate Index (cost—$112,009)	1,843	125,545

Total Investments (cost—$6,404,076)—99.5%		7,722,043
Other assets less liabilities—0.5%		38,978

Net Assets—100.0%		$7,761,021

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Class I share of each mutual fund.

Schedule of Investments

AllianzGI Retirement Income Fund

February 28, 2013 (unaudited)

	Shares	Value*
MUTUAL FUNDS—95.5%

AllianzGI Disciplined Equity (a)(b)	18,385	$315,846
AllianzGI Emerging Markets Opportunities (a)(b)	11,839	316,572
AllianzGI Global Commodity Equity (a)(b)	18,678	315,658
AllianzGI Global Managed Volatility (a)(b)	27,690	473,770
AllianzGI Income & Growth (a)(b)	103,557	1,264,435
AllianzGI International Small-Cap (a)(b)	9,037	315,474
AllianzGI NFJ Dividend Value (a)(b)	82,250	1,103,793
AllianzGI NFJ Global Dividend Value (a)(b)	48,442	946,554
AllianzGI NFJ International Value (a)(b)	14,403	315,706
AllianzGI NFJ Mid-Cap Value (a)(b)	9,996	203,827
AllianzGI NFJ Small-Cap Value (a)(b)	8,355	270,550
AllianzGI Short Duration High Income (a)(b)	49,320	790,108
AllianzGI U.S. Emerging Growth (a)(b)	21,488	317,170
AllianzGI U.S. Managed Volatility (a)(b)	35,729	473,770
ING Global Real Estate (c)	29,229	537,816
PIMCO CommoditiesPLUS Strategy (a)(b)	28,714	314,992
PIMCO Commodity RealReturn Strategy (a)(b)	120,737	789,617
PIMCO Floating Income (a)(b)	35,317	317,150
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	228,047	2,469,748
PIMCO Income (a)(b)	240,345	3,016,324
PIMCO Long-Term U.S. Government (a)(b)	58,713	633,513
PIMCO Mortgage Opportunities (a)(b)	171,053	1,900,397
PIMCO Real Return (a)(b)	772,157	9,428,041
PIMCO RealEstateRealReturn Strategy (a)(b)	31,026	157,924
PIMCO Short-Term (a)(b)	111,888	1,106,570
PIMCO Total Return (a)(b)	84,614	950,211
Wells Fargo Advantage Short-Term High Yield Bond (d)	133,797	1,109,179

Total Mutual Funds (cost—$28,689,721)		30,154,715

EXCHANGE-TRADED FUNDS—4.0%
PIMCO 1-5 Year U.S. TIPS Index (a) (cost—$1,239,170)	23,493	1,272,616

Total Investments (cost—$29,928,891)—99.5%		31,427,331
Other assets less liabilities—0.5%		166,138

Net Assets—100.0%		$31,593,469

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Class I share of each mutual fund.
(d)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK—99.2%

Aerospace & Defense—2.0%
Alliant Techsystems, Inc.	100	$6,580
Boeing Co.	1,300	99,970
DigitalGlobe, Inc. (a)	400	10,432
Honeywell International, Inc.	1,200	84,120
L-3 Communications Holdings, Inc.	1,150	87,710
Lockheed Martin Corp.	350	30,800
Northrop Grumman Corp.	550	36,124
Raytheon Co.	500	27,285
Rockwell Collins, Inc.	250	15,028
Textron, Inc.	500	14,425

		412,474

Air Freight & Logistics—0.2%
Expeditors International of Washington, Inc.	300	11,655
FedEx Corp.	300	31,629

		43,284

Airlines—0.8%
Alaska Air Group, Inc. (a)	400	20,620
Allegiant Travel Co.	100	8,029
Delta Air Lines, Inc. (a)	4,350	62,075
Southwest Airlines Co.	3,700	43,290
United Continental Holdings, Inc. (a)	700	18,697

		152,711

Auto Components—0.5%
Cooper Tire & Rubber Co.	500	12,640
Delphi Automotive PLC (a)	600	25,110
Goodyear Tire & Rubber Co. (a)	1,800	23,364
Lear Corp.	400	21,368
TRW Automotive Holdings Corp. (a)	300	17,607

		100,089

Automobiles—0.6%
General Motors Co. (a)	3,700	100,455
Harley-Davidson, Inc.	400	21,052

		121,507

Beverages—1.4%
Brown-Forman Corp., Class B	400	26,248
Coca-Cola Co.	600	23,232
Coca-Cola Enterprises, Inc.	600	21,468
PepsiCo, Inc.	2,750	208,368

		279,316

Biotechnology—2.6%
Acorda Therapeutics, Inc. (a)	400	11,900
Amgen, Inc.	1,150	105,121
Biogen Idec, Inc. (a)	700	116,438
Celgene Corp. (a)	950	98,021
Gilead Sciences, Inc. (a)	2,000	85,420
Pharmacyclics, Inc. (a)	300	26,334
Vertex Pharmaceuticals, Inc. (a)	1,700	79,594

		522,828

Building Products—0.4%
AO Smith Corp.	200	14,306
Fortune Brands Home & Security, Inc. (a)	300	10,365
Lennox International, Inc.	200	11,814
Masco Corp.	1,900	36,594
Nortek, Inc. (a)	200	14,388

		87,467

Capital Markets—3.1%
Affiliated Managers Group, Inc. (a)	100	14,623
American Capital Ltd. (a)	700	9,786
Ameriprise Financial, Inc.	550	37,746
Bank of New York Mellon Corp.	2,600	70,564
Charles Schwab Corp.	900	14,616
Financial Engines, Inc. (a)	300	9,804
Franklin Resources, Inc.	450	63,562
Goldman Sachs Group, Inc.	900	134,784
Greenhill & Co., Inc.	100	6,078

	Shares	Value*
Lazard Ltd., Class A	300	$10,770
Morgan Stanley	2,300	51,865
Northern Trust Corp.	400	21,268
Raymond James Financial, Inc.	300	13,164
SEI Investments Co.	750	21,203
State Street Corp.	1,300	73,567
T Rowe Price Group, Inc.	400	28,476
TD Ameritrade Holding Corp.	600	11,406
Virtus Investment Partners, Inc. (a)	100	16,801
Waddell & Reed Financial, Inc., Class A	500	20,510

		630,593

Chemicals—2.8%
Axiall Corp.	518	29,308
CF Industries Holdings, Inc.	100	20,083
Chemtura Corp. (a)	500	10,060
EI du Pont de Nemours & Co.	200	9,580
Huntsman Corp.	600	10,338
International Flavors & Fragrances, Inc.	200	14,596
LyondellBasell Industries NV, Class A	1,700	99,654
Monsanto Co.	1,650	166,699
Mosaic Co.	300	17,562
NewMarket Corp.	50	12,584
PPG Industries, Inc.	383	51,575
Praxair, Inc.	250	28,263
Sherwin-Williams Co.	300	48,477
Sigma-Aldrich Corp.	100	7,706
Stepan Co.	100	6,124
Valspar Corp.	200	12,322
Westlake Chemical Corp.	200	17,244

		562,175

Commercial Banks—1.2%
CapitalSource, Inc.	1,100	9,900
East West Bancorp, Inc.	500	12,300
Fifth Third Bancorp	900	14,256
U.S. Bancorp	550	18,689
Wells Fargo & Co.	4,200	147,336
Zions Bancorporation	1,500	36,210

		238,691

Commercial Services & Supplies—0.9%
Avery Dennison Corp.	400	16,340
Cintas Corp.	300	13,170
Copart, Inc. (a)	400	13,656
Deluxe Corp.	400	15,872
Mine Safety Appliances Co.	200	9,370
Rollins, Inc.	700	17,157
Steelcase, Inc., Class A	600	8,490
Tyco International Ltd.	2,500	80,025

		174,080

Communications Equipment—1.7%
Cisco Systems, Inc.	6,450	134,482
Harris Corp.	400	19,228
Loral Space & Communications, Inc.	200	11,648
Motorola Solutions, Inc.	1,700	105,757
Plantronics, Inc.	150	6,054
QUALCOMM, Inc.	1,000	65,630

		342,799

Computers & Peripherals—1.6%
Apple, Inc.	50	22,070
Hewlett-Packard Co.	9,700	195,358
NetApp, Inc. (a)	2,400	81,192
Western Digital Corp.	650	30,654

		329,274

Construction & Engineering—0.2%
AECOM Technology Corp. (a)	600	18,186
Fluor Corp.	100	6,190

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
MasTec, Inc. (a)	400	$12,036

		36,412

Consumer Finance—1.1%
American Express Co.	2,650	164,697
Credit Acceptance Corp. (a)	100	11,053
Discover Financial Services	850	32,751
Portfolio Recovery Associates, Inc. (a)	100	11,693

		220,194

Containers & Packaging—0.4%
Ball Corp.	250	11,103
Bemis Co., Inc.	200	7,468
Crown Holdings, Inc. (a)	300	11,661
Graphic Packaging Holding Co. (a)	2,100	15,582
Packaging Corp. of America	200	8,356
Sealed Air Corp.	900	19,989
Silgan Holdings, Inc.	400	17,172

		91,331

Distributors—0.1%
Genuine Parts Co.	250	17,758
Pool Corp.	200	9,144

		26,902

Diversified Consumer Services—0.2%
H&R Block, Inc.	950	23,617
Service Corp. International	600	9,324

		32,941

Diversified Financial Services—3.1%
Bank of America Corp.	13,700	153,851
CBOE Holdings, Inc.	700	25,144
Citigroup, Inc.	900	37,773
IntercontinentalExchange, Inc. (a)	200	30,964
JPMorgan Chase & Co.	5,700	278,844
Moody’s Corp.	2,050	98,523

		625,099

Diversified Telecommunication Services—3.5%
AT&T, Inc.	10,750	386,032
Verizon Communications, Inc.	7,050	328,037

		714,069

Electric Utilities—0.4%
American Electric Power Co., Inc.	600	28,074
OGE Energy Corp.	300	17,373
Pinnacle West Capital Corp.	500	27,970
UIL Holdings Corp.	300	11,748

		85,165

Electrical Equipment—0.8%
AMETEK, Inc.	650	27,189
Emerson Electric Co.	1,350	76,545
Hubbell, Inc., Class B	150	13,937
Rockwell Automation, Inc.	400	36,136

		153,807

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp., Class A	350	24,801
Arrow Electronics, Inc. (a)	300	12,045
National Instruments Corp.	300	9,024

		45,870

Energy Equipment & Services—0.2%
Forum Energy Technologies, Inc. (a)	300	8,004
Oceaneering International, Inc.	150	9,539
Schlumberger Ltd.	300	23,355

		40,898

Food & Staples Retailing—3.9%
Costco Wholesale Corp.	1,200	121,548
CVS Caremark Corp.	2,400	122,688
Kroger Co.	1,000	29,210
Sysco Corp.	300	9,648
Wal-Mart Stores, Inc.	6,400	452,992
Walgreen Co.	1,100	45,034

		781,120

	Shares	Value*
Food Products—1.6%
Archer-Daniels-Midland Co.	900	$28,674
Campbell Soup Co.	400	16,464
Dean Foods Co. (a)	1,000	16,600
Flowers Foods, Inc.	500	14,090
General Mills, Inc.	400	18,500
Hershey Co.	400	33,336
Hillshire Brands Co.	900	29,160
Hormel Foods Corp.	750	28,058
Ingredion, Inc.	200	13,240
J&J Snack Foods Corp.	100	6,922
JM Smucker Co.	200	19,060
Kellogg Co.	400	24,200
Lancaster Colony Corp.	100	7,317
McCormick & Co., Inc.	200	13,454
Mead Johnson Nutrition Co.	450	33,709
Tyson Foods, Inc., Class A	800	18,136

		320,920

Gas Utilities—0.1%
National Fuel Gas Co.	200	11,638

Health Care Equipment & Supplies—2.6%
Abbott Laboratories	2,350	79,406
Baxter International, Inc.	550	37,180
Becton Dickinson and Co.	600	52,836
Boston Scientific Corp. (a)	2,200	16,258
CareFusion Corp. (a)	400	13,096
Covidien PLC	850	54,034
CR Bard, Inc.	100	9,885
IDEXX Laboratories, Inc. (a)	100	9,212
Intuitive Surgical, Inc. (a)	20	10,198
Medtronic, Inc.	1,800	80,928
ResMed, Inc.	600	26,694
Sirona Dental Systems, Inc. (a)	200	14,204
STERIS Corp.	200	7,800
Stryker Corp.	750	47,910
Varian Medical Systems, Inc. (a)	250	17,658
West Pharmaceutical Services, Inc.	200	12,084
Zimmer Holdings, Inc.	400	29,984

		519,367

Health Care Providers & Services—2.0%
Aetna, Inc.	400	18,876
Air Methods Corp.	200	8,958
AmerisourceBergen Corp.	1,500	70,800
Brookdale Senior Living, Inc. (a)	300	8,304
Cardinal Health, Inc.	1,200	55,452
Centene Corp. (a)	400	18,008
Cigna Corp.	200	11,692
HCA Holdings, Inc.	850	31,526
Health Management Associates, Inc., Class A (a)	900	9,891
HealthSouth Corp. (a)	300	7,236
Henry Schein, Inc. (a)	150	13,383
Humana, Inc.	1,000	68,260
McKesson Corp.	600	63,678
Patterson Cos., Inc.	300	10,902
Quest Diagnostics, Inc.	200	11,234
Universal Health Services, Inc., Class B	100	5,789

		413,989

Health Care Technology—0.2%
Cerner Corp. (a)	250	21,865
Medidata Solutions, Inc. (a)	200	10,424

		32,289

Hotels, Restaurants & Leisure—1.9%
Bloomin’ Brands, Inc. (a)	1,100	18,931
Carnival Corp.	400	14,308
Chipotle Mexican Grill, Inc. (a)	50	15,840
Choice Hotels International, Inc.	450	17,113

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
Churchill Downs, Inc.	100	$6,598
DineEquity, Inc. (a)	100	6,989
Domino’s Pizza, Inc.	450	21,429
Interval Leisure Group, Inc.	300	6,261
Marriott International, Inc., Class A	750	29,587
McDonald’s Corp.	590	56,581
Panera Bread Co., Class A (a)	100	16,095
Papa John’s International, Inc. (a)	200	10,402
Six Flags Entertainment Corp.	100	6,681
Starbucks Corp.	2,000	109,640
Starwood Hotels & Resorts Worldwide, Inc.	600	36,198
Wyndham Worldwide Corp.	300	18,072

		390,725

Household Durables—0.7%
Jarden Corp. (a)	200	12,422
Mohawk Industries, Inc. (a)	100	10,602
Newell Rubbermaid, Inc.	800	18,672
NVR, Inc. (a)	20	20,184
PulteGroup, Inc. (a)	1,700	32,606
Tupperware Brands Corp.	100	7,823
Whirlpool Corp.	300	33,885

		136,194

Household Products—2.5%
Church & Dwight Co., Inc.	400	24,784
Clorox Co.	350	29,404
Colgate-Palmolive Co.	1,150	131,594
Energizer Holdings, Inc.	100	9,193
Kimberly-Clark Corp.	850	80,138
Procter & Gamble Co.	3,000	228,540

		503,653

Industrial Conglomerates—2.5%
3M Co.	1,200	124,800
Carlisle Cos., Inc.	200	13,574
Danaher Corp.	700	43,120
General Electric Co.	13,150	305,343
Seaboard Corp.	10	28,530

		515,367

Insurance—5.1%
ACE Ltd.	200	17,078
Aflac, Inc.	1,600	79,920
Allied World Assurance Co. Holdings AG	100	8,781
Allstate Corp.	1,450	66,729
American Financial Group, Inc.	400	17,584
American International Group, Inc. (a)	1,700	64,617
American National Insurance Co.	100	8,037
Amtrust Financial Services, Inc.	800	26,600
Aon PLC	200	12,218
Arch Capital Group Ltd. (a)	500	24,560
Arthur J Gallagher & Co.	200	7,696
Aspen Insurance Holdings Ltd.	300	10,758
Axis Capital Holdings Ltd.	500	20,365
Berkshire Hathaway, Inc., Class B (a)	300	30,648
Chubb Corp.	500	42,015
CNA Financial Corp.	700	22,078
Erie Indemnity Co., Class A	100	7,320
Everest Re Group Ltd.	100	12,461
First American Financial Corp.	500	12,145
Hartford Financial Services Group, Inc.	400	9,444
HCC Insurance Holdings, Inc.	300	12,000
Loews Corp.	1,000	43,110
Marsh & McLennan Cos., Inc.	450	16,713
MetLife, Inc.	3,200	113,408
Old Republic International Corp.	1,300	15,613
PartnerRe Ltd.	200	17,848
Principal Financial Group, Inc.	900	28,449
Progressive Corp.	1,150	28,014
Prudential Financial, Inc.	1,200	66,684
RenaissanceRe Holdings Ltd.	200	17,488
Torchmark Corp.	300	16,857
Travelers Cos., Inc.	1,150	92,483
Unum Group	400	9,788
White Mountains Insurance Group Ltd.	20	11,300
XL Group PLC	1,500	42,960

		1,033,769

	Shares	Value*
Internet & Catalog Retail—1.6%
Amazon.com, Inc. (a)	600	$158,562
Expedia, Inc.	450	28,728
HSN, Inc.	200	10,700
Liberty Interactive Corp., Class A (a)	2,800	58,464
priceline.com, Inc. (a)	100	68,758

		325,212

Internet Software & Services—2.5%
AOL, Inc. (a)	800	29,520
eBay, Inc. (a)	2,300	125,764
Equinix, Inc. (a)	50	10,577
Google, Inc., Class A (a)	265	212,318
LinkedIn Corp., Class A (a)	600	100,908
NIC, Inc.	500	8,860
Rackspace Hosting, Inc. (a)	200	11,172

		499,119

IT Services—4.4%
Accenture PLC, Class A	1,000	74,360
Acxiom Corp. (a)	500	9,105
Amdocs Ltd.	550	20,058
Automatic Data Processing, Inc.	900	55,224
Cognizant Technology Solutions Corp., Class A (a)	500	38,385
Computer Sciences Corp.	700	33,621
Convergys Corp.	400	6,636
CoreLogic, Inc. (a)	600	15,546
DST Systems, Inc.	200	13,584
Fiserv, Inc. (a)	300	24,633
FleetCor Technologies, Inc. (a)	100	6,981
Gartner, Inc. (a)	800	39,808
International Business Machines Corp.	1,200	240,996
Jack Henry & Associates, Inc.	300	13,116
Mastercard, Inc., Class A	400	207,128
MAXIMUS, Inc.	200	14,556
NeuStar, Inc., Class A (a)	200	8,770
Paychex, Inc.	550	18,205
Syntel, Inc.	200	12,032
Visa, Inc., Class A	200	31,728

		884,472

Leisure Equipment & Products—0.3%
Brunswick Corp.	600	21,864
Mattel, Inc.	350	14,263
Polaris Industries, Inc.	200	17,474

		53,601

Life Sciences Tools & Services—0.5%
Covance, Inc. (a)	200	13,318
Life Technologies Corp. (a)	300	17,439
Mettler-Toledo International, Inc. (a)	150	31,920
Parexel International Corp. (a)	200	6,938
Thermo Fisher Scientific, Inc.	200	14,760
Waters Corp. (a)	200	18,544

		102,919

Machinery—1.7%
AGCO Corp.	200	10,296
Briggs & Stratton Corp.	300	7,338
Donaldson Co., Inc.	400	14,412
Dover Corp.	100	7,335
Flowserve Corp.	100	16,050
Graco, Inc.	100	5,810
Illinois Tool Works, Inc.	900	55,350
Ingersoll-Rand PLC	650	34,223
ITT Corp.	1,700	44,761
Lincoln Electric Holdings, Inc.	300	16,815
Middleby Corp. (a)	100	14,931
Mueller Industries, Inc.	300	15,954
Nordson Corp.	300	19,020
Pall Corp.	350	23,863
Toro Co.	300	13,530
Valmont Industries, Inc.	100	15,755
Wabtec Corp.	100	9,779
Watts Water Technologies, Inc., Class A	200	9,388

		334,610

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
Marine—0.1%
Matson, Inc.	400	$10,284

Media—3.9%
AMC Networks, Inc., Class A (a)	200	11,480
CBS Corp., Class B	1,550	67,254
Comcast Corp., Class A	3,800	151,202
DIRECTV (a)	250	12,043
DISH Network Corp., Class A	800	27,840
Gannett Co., Inc.	1,000	20,070
Lamar Advertising Co., Class A (a)	200	9,248
Madison Square Garden Co., Class A (a)	300	16,776
McGraw-Hill Cos., Inc.	1,000	46,550
Morningstar, Inc.	250	17,145
News Corp., Class A	3,850	110,880
Omnicom Group, Inc.	350	20,135
Scripps Networks Interactive, Inc., Class A	300	18,915
Sirius XM Radio, Inc.	8,950	27,745
Thomson Reuters Corp.	1,800	55,044
Time Warner Cable, Inc.	150	12,959
Time Warner, Inc.	900	47,853
Viacom, Inc., Class B	1,350	78,921
Walt Disney Co.	650	35,483

		787,543

Metals & Mining—0.6%
Southern Copper Corp.	2,950	111,481
Worthington Industries, Inc.	500	14,170

		125,651

Multi-Utilities—0.6%
Ameren Corp.	300	10,137
Black Hills Corp.	300	12,477
CMS Energy Corp.	600	15,966
DTE Energy Co.	500	33,400
Public Service Enterprise Group, Inc.	700	22,813
Wisconsin Energy Corp.	500	20,650

		115,443

Multiline Retail—0.3%
Dillard’s, Inc., Class A	200	15,936
Nordstrom, Inc.	400	21,688
Target Corp.	500	31,480

		69,104

Office Electronics—0.1%
Xerox Corp.	2,300	18,653
Zebra Technologies Corp., Class A (a)	200	8,944

		27,597

Oil, Gas & Consumable Fuels—7.9%
Alon USA Energy, Inc.	600	11,694
Anadarko Petroleum Corp.	500	39,790
Cabot Oil & Gas Corp.	400	24,788
Chesapeake Energy Corp.	2,500	50,400
Chevron Corp.	2,430	284,674
ConocoPhillips	1,590	92,141
CVR Energy, Inc.	500	28,090
Delek U.S. Holdings, Inc.	400	14,944
EOG Resources, Inc.	100	12,571
Exxon Mobil Corp.	3,570	319,693
HollyFrontier Corp.	700	39,340
Marathon Petroleum Corp.	1,800	149,184
Noble Energy, Inc.	300	33,249
Phillips 66	3,000	188,880
Pioneer Natural Resources Co.	300	37,743
SemGroup Corp., Class A (a)	200	9,218
Southwestern Energy Co. (a)	300	10,281
Targa Resources Corp.	200	12,200
Tesoro Corp.	800	44,992
Valero Energy Corp.	3,300	150,447
Western Refining, Inc.	300	10,767
Williams Cos., Inc.	700	24,297

		1,589,383

	Shares	Value*
Paper & Forest Products—0.1%
International Paper Co.	500	$22,005
Louisiana-Pacific Corp. (a)	400	8,388

		30,393

Personal Products—0.3%
Avon Products, Inc.	1,900	37,145
Estee Lauder Cos., Inc., Class A	250	16,025

		53,170

Pharmaceuticals—5.4%
Allergan, Inc.	550	59,631
Bristol-Myers Squibb Co.	3,050	112,758
Eli Lilly & Co.	4,100	224,106
Johnson & Johnson	3,328	253,294
Merck & Co., Inc.	2,350	100,416
Mylan, Inc. (a)	600	17,766
Pfizer, Inc.	11,700	320,229

		1,088,200

Professional Services—0.4%
Corporate Executive Board Co.	100	5,414
Dun & Bradstreet Corp.	250	20,150
Manpower, Inc.	200	10,920
Robert Half International, Inc.	300	10,665
Verisk Analytics, Inc., Class A (a)	500	29,260

		76,409

Real Estate Investment Trust—0.5%
American Tower Corp.	350	27,160
Corrections Corp. of America	300	11,505
Plum Creek Timber Co., Inc.	200	9,700
Public Storage	250	37,802
Rayonier, Inc.	250	13,968

		100,135

Road & Rail—1.2%
AMERCO	100	15,071
CSX Corp.	400	9,176
Hertz Global Holdings, Inc. (a)	500	9,975
JB Hunt Transport Services, Inc.	450	31,284
Kansas City Southern	300	30,891
Union Pacific Corp.	1,000	137,110

		233,507

Semiconductors & Semiconductor Equipment—1.2%
Analog Devices, Inc.	700	31,654
Applied Materials, Inc.	4,100	56,170
Hittite Microwave Corp. (a)	100	6,482
Intel Corp.	1,150	23,978
KLA-Tencor Corp.	200	10,952
Linear Technology Corp.	1,200	45,888
Maxim Integrated Products, Inc.	400	12,472
NVIDIA Corp.	1,700	21,522
Texas Instruments, Inc.	500	17,185
Ultratech, Inc. (a)	200	8,196

		234,499

Software—4.6%
Activision Blizzard, Inc.	2,800	40,040
Adobe Systems, Inc. (a)	750	29,475
Ansys, Inc. (a)	250	18,950
Aspen Technology, Inc. (a)	450	13,842
Autodesk, Inc. (a)	300	11,016
BMC Software, Inc. (a)	300	12,021
Cadence Design Systems, Inc. (a)	700	9,912
Fortinet, Inc. (a)	500	12,090
Guidewire Software, Inc. (a)	600	21,930
Intuit, Inc.	500	32,240
Manhattan Associates, Inc. (a)	200	13,972
Microsoft Corp.	6,700	186,260
Oracle Corp.	11,300	387,138
Red Hat, Inc. (a)	400	20,324
Salesforce.com, Inc. (a)	200	33,844
SolarWinds, Inc. (a)	300	16,938
Solera Holdings, Inc.	200	11,260
Symantec Corp. (a)	1,200	28,128
Synopsys, Inc. (a)	300	10,509
Tyler Technologies, Inc. (a)	150	8,460
Ultimate Software Group, Inc. (a)	150	14,740

		933,089

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
Specialty Retail—4.4%
Advance Auto Parts, Inc.	100	$7,634
American Eagle Outfitters, Inc.	800	16,544
AutoNation, Inc. (a)	200	8,754
DSW, Inc., Class A	100	6,769
Foot Locker, Inc.	250	8,547
Gap, Inc.	2,400	79,008
Home Depot, Inc.	4,200	287,700
Lowe’s Cos., Inc.	3,800	144,970
O’Reilly Automotive, Inc. (a)	450	45,783
PetSmart, Inc.	100	6,511
Pier 1 Imports, Inc.	350	7,865
Ross Stores, Inc.	600	34,776
Signet Jewelers Ltd.	300	18,366
TJX Cos., Inc.	3,600	161,892
Tractor Supply Co.	250	25,997
Urban Outfitters, Inc. (a)	500	20,260
Williams-Sonoma, Inc.	200	9,080

		890,456

Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc. (a)	150	8,462
Hanesbrands, Inc. (a)	500	19,820
Michael Kors Holdings Ltd. (a)	600	35,568
NIKE, Inc., Class B	1,300	70,798
Ralph Lauren Corp.	250	43,367
V.F. Corp.	100	16,126

		194,141

	Shares	Value*
Thrifts & Mortgage Finance—0.0%
Ocwen Financial Corp. (a)	200	$7,884

Tobacco—2.2%
Altria Group, Inc.	6,000	201,300
Philip Morris International, Inc.	2,370	217,447
Reynolds American, Inc.	600	26,208

		444,955

Trading Companies & Distributors—0.2%
MRC Global, Inc. (a)	500	15,360
WW Grainger, Inc.	75	16,985

		32,345

Water Utilities—0.1%
American Water Works Co., Inc.	350	13,808
Aqua America, Inc.	400	11,652

		25,460

Total Investments (cost—$17,589,138)—99.2%		19,998,588
Other assets less liabilities—0.8%		161,519

Net Assets—100.0%		$20,160,107

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI China Equity Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK—97.2%

China—87.3%
Agricultural Bank of China Ltd., Class H	122,000	$62,820
Bank of China Ltd., Class H	481,500	227,588
Beijing Enterprises Holdings Ltd.	23,500	179,167
China Communications Construction Co., Ltd., Class H	43,000	40,660
China Construction Bank Corp., Class H	281,800	232,148
China Everbright International Ltd. (b)	333,000	221,432
China Life Insurance Co., Ltd., Class H	78,500	231,385
China Mobile Ltd.	20,500	225,108
China Petroleum & Chemical Corp., Class H	74,000	84,026
China Resources Land Ltd.	26,000	76,059
China Shenhua Energy Co., Ltd., Class H	15,500	58,620
CNOOC Ltd.	102,000	199,612
Comba Telecom Systems Holdings Ltd.	80,600	26,731
CSR Corp. Ltd.	99,000	80,558
Digital China Holdings Ltd. (b)	85,000	133,227
Industrial & Commercial Bank of China Ltd., Class H	429,335	307,798
Kunlun Energy Co., Ltd.	36,000	74,751
PetroChina Co., Ltd., Class H	86,000	117,865
Ping An Insurance Group Co., Class H	12,000	100,430
Poly Property Group Co., Ltd. (c)	63,000	44,822
Qingling Motors Co., Ltd., Class H	522,000	143,114
Sino-Ocean Land Holdings Ltd.	153,500	106,000
Tencent Holdings Ltd.	7,200	248,111
Tiangong International Co., Ltd.	542,000	158,410
Tingyi Cayman Islands Holding Corp.	20,000	52,407
Yantai Changyu Pioneer Wine Co., Ltd., Class B	7,546	37,284
Zhongsheng Group Holdings Ltd.	46,500	71,980
Zhuzhou CSR Times Electric Co., Ltd., Class H (b)	28,700	94,524
ZTE Corp., Class H	19,160	32,573

		3,669,210

Hong Kong—9.9%
Aeon Stores Hong Kong Co., Ltd.	34,500	84,520
CPMC Holdings Ltd.	148,000	119,879
Hengan International Group Co., Ltd.	4,500	45,470
Natural Beauty Bio-Technology Ltd.	350,000	29,334
Sa Sa International Holdings Ltd.	130,000	138,214

		417,417

Total Common Stock (cost—$3,874,535)		4,086,627

EXCHANGE-TRADED FUNDS—2.1%

China—2.1%
ChinaAMC CSI 300 Index (c) (cost—$88,183)	20,400	87,065

Total Investments (cost—$3,962,718) (a)—99.3%		4,173,692
Other assets less liabilities—0.7%		28,338

Net Assets—100.0%		$4,202,030

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $3,935,489, representing 93.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.
The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of February 28, 2013 were as follows:

Commercial Banks	19.7%
Oil, Gas & Consumable Fuels	12.7%
Insurance	7.9%
Internet Software & Services	5.9%
Real Estate Management & Development	5.4%
Wireless Telecommunication Services	5.4%
Commercial Services & Supplies	5.3%
Specialty Retail	5.0%
Industrial Conglomerates	4.3%
Metals & Mining	3.8%
Automobiles	3.4%
Electronic Equipment, Instruments & Components	3.2%
Containers & Packaging	2.8%
Electrical Equipment	2.2%
Exchange-Traded Funds	2.1%
Multiline Retail	2.0%
Machinery	1.9%
Personal Products	1.8%
Communications Equipment	1.4%
Food Products	1.2%
Construction & Engineering	1.0%
Beverages	0.9%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI Convertible Fund

February 28, 2013 (unaudited)

	Principal Amount (000s)	Value*
CONVERTIBLE BONDS—80.3%

Advertising—0.6%
Interpublic Group of Cos., Inc., 4.75%, 3/15/23	$7,420	$7,985,812

Aerospace & Defense—0.8%
Triumph Group, Inc., 2.625%, 10/1/26	3,660	9,852,263

Auto Manufacturers—2.1%
Ford Motor Co., 4.25%, 11/15/16	8,275	12,903,828
Wabash National Corp., 3.375%, 5/1/18	11,660	13,904,550

		26,808,378

Biotechnology—4.5%
Gilead Sciences, Inc., 1.625%, 5/1/16	13,890	26,677,551
Medicines Co. (a)(b), 1.375%, 6/1/17	12,845	16,834,978
Regeneron Pharmaceuticals, Inc., 1.875%, 10/1/16	4,235	8,702,925
Sequenom, Inc. (a)(b), 5.00%, 10/1/17	5,685	6,310,350

		58,525,804

Coal—0.3%
Peabody Energy Corp., 4.75%, 12/15/41	4,840	4,135,175

Commercial Services—5.0%
Alliance Data Systems Corp., 1.75%, 8/1/13	6,565	13,216,166
Avis Budget Group, Inc., 3.50%, 10/1/14	8,675	13,316,125
Cenveo Corp. (a)(b), 7.00%, 5/15/17	10,915	9,721,172
Hertz Global Holdings, Inc., 5.25%, 6/1/14	6,460	15,774,545
PHH Corp., 4.00%, 9/1/14	11,060	12,242,037

		64,270,045

Computers—4.3%
Cadence Design Systems, Inc., 2.625%, 6/1/15	7,500	14,357,813
EMC Corp., Ser. B, 1.75%, 12/1/13	9,415	13,622,375
NetApp, Inc., 1.75%, 6/1/13	9,720	10,679,850
SanDisk Corp., 1.50%, 8/15/17	13,320	16,466,850

		55,126,888

Diversified Financial Services—2.4%
Air Lease Corp. (a)(b), 3.875%, 12/1/18	14,285	17,106,287
Walter Investment Management Corp., 4.50%, 11/1/19	12,735	14,318,916

		31,425,203

Electrical Equipment—0.6%
General Cable Corp. (e), 4.50%, 11/15/29	6,590	7,735,013

Engineering & Construction—1.0%
MasTec, Inc., 4.00%, 6/15/14	6,655	12,910,700

Healthcare-Products—3.6%
Hologic, Inc. (e), 2.00%, 12/15/37	11,585	13,793,391
Integra LifeSciences Holdings Corp., 1.625%, 12/15/16	15,400	15,939,000
Wright Medical Group, Inc. (a)(b), 2.00%, 8/15/17	14,395	16,419,297

		46,151,688

	Principal Amount (000s)	Value*
Healthcare-Services—4.0%
Brookdale Senior Living, Inc., 2.75%, 6/15/18	$13,465	$16,326,312
Molina Healthcare, Inc., 1.125%, 1/15/20 (a)(b)	7,475	7,661,875
3.75%, 10/1/14	9,010	10,890,838
WellPoint, Inc. (a)(b), 2.75%, 10/15/42	15,770	16,913,325

		51,792,350

Home Builders—4.1%
DR Horton, Inc., 2.00%, 5/15/14	8,240	14,399,400
KB Home, 1.375%, 2/1/19	10,340	10,449,862
Lennar Corp. (a)(b), 3.25%, 11/15/21	8,560	15,301,000
Ryland Group, Inc., 1.625%, 5/15/18	9,465	12,783,666

		52,933,928

Home Furnishings—0.6%
TiVo, Inc. (a)(b), 4.00%, 3/15/16	6,080	8,238,400

Household Products/Wares—1.4%
Jarden Corp. (a)(b), 1.875%, 9/15/18	15,755	17,655,447

Insurance—3.8%
American Equity Investment Life Holding Co. (a)(b), 3.50%, 9/15/15	12,800	16,048,000
Amtrust Financial Services, Inc., 5.50%, 12/15/21	9,415	13,080,965
Fidelity National Financial, Inc., 4.25%, 8/15/18	9,760	12,944,200
Radian Group, Inc. (c), 2.25%, 3/1/19	5,955	6,409,069

		48,482,234

Internet—4.8%
DealerTrack Holdings, Inc. (a)(b), 1.50%, 3/15/17	12,470	13,452,013
Equinix, Inc., 4.75%, 6/15/16	5,250	13,636,875
priceline.com, Inc. (a)(b), 1.00%, 3/15/18	12,730	14,170,081
1.25%, 3/15/15	2,470	5,631,600
Symantec Corp., Ser. B, 1.00%, 6/15/13	12,480	15,366,000

		62,256,569

Lodging—1.3%
MGM Resorts International, 4.25%, 4/15/15	16,005	17,265,394

Machinery-Construction & Mining—1.0%
Terex Corp., 4.00%, 6/1/15	5,980	12,576,687

Machinery-Diversified—1.1%
Chart Industries, Inc., 2.00%, 8/1/18	10,605	13,660,566

Media—3.7%
Liberty Interactive LLC, 3.125%, 3/30/23	10,735	16,042,116
3.50%, 1/15/31	30,345	16,101,815

Schedule of Investments

AllianzGI Convertible Fund

February 28, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*
XM Satellite Radio, Inc. (a)(b), 7.00%, 12/1/14	$8,370	$15,024,150

		47,168,081

Mining—1.1%
Kaiser Aluminum Corp., 4.50%, 4/1/15	10,145	13,930,353

Miscellaneous Manufacturing—0.8%
Textron, Inc., 4.50%, 5/1/13	4,835	10,624,912

Oil & Gas—5.9%
Cobalt International Energy, Inc., 2.625%, 12/1/19	16,690	16,940,350
Exterran Holdings, Inc., 4.25%, 6/15/14	12,820	15,592,325
Helix Energy Solutions Group, Inc., 3.25%, 3/15/32	7,675	9,497,812
Hornbeck Offshore Services, Inc., 1.50%, 9/1/19 (a)(b)	11,320	12,529,825
1.625%, 11/15/26 (e)	6,895	7,265,951
Pioneer Natural Resources Co., 2.375%, 1/15/38	6,560	14,325,400

		76,151,663

Pharmaceuticals—5.3%
Akorn, Inc., 3.50%, 6/1/16	5,725	9,875,625
BioMarin Pharmaceutical, Inc., 1.875%, 4/23/17	4,435	12,797,747
Medivation, Inc., 2.625%, 4/1/17	8,735	11,082,531
Mylan, Inc., 3.75%, 9/15/15	7,425	16,891,875
Pacira Pharmaceuticals, Inc. (a)(b), 3.25%, 2/1/19	5,785	6,790,144
ViroPharma, Inc., 2.00%, 3/15/17	7,410	11,027,006

		68,464,928

Real Estate Investment Trust—4.8%
Boston Properties L.P., 3.75%, 5/15/36	6,410	6,754,538
DDR Corp., 1.75%, 11/15/40	15,105	17,889,984
Host Hotels & Resorts L.P. (a)(b), 2.50%, 10/15/29	11,650	15,727,500
iStar Financial, Inc., 3.00%, 11/15/16	13,620	15,441,675
Starwood Property Trust, Inc., 4.55%, 3/1/18	5,860	6,314,150

		62,127,847

Retail—1.2%
Group 1 Automotive, Inc. (e), 2.25%, 6/15/36	13,465	15,274,359

Semiconductors—5.1%
Micron Technology, Inc., Ser. A, 1.50%, 8/1/31	19,715	20,848,612
Novellus Systems, Inc., 2.625%, 5/15/41	8,225	11,530,422
ON Semiconductor Corp., Ser. B, 2.625%, 12/15/26	12,210	13,858,350
Xilinx, Inc., 2.625%, 6/15/17	13,300	18,777,938

		65,015,322

Software—2.6%
Bottomline Technologies, Inc., 1.50%, 12/1/17	10,445	12,096,616

	Principal Amount (000s)	Value*
Salesforce.com, Inc., 0.75%, 1/15/15	$4,835	$9,745,547
Take-Two Interactive Software, Inc., 1.75%, 12/1/16	7,295	7,960,669
4.375%, 6/1/14	2,380	3,461,412

		33,264,244

Telecommunications—2.5%
Ixia, 3.00%, 12/15/15	10,105	12,782,825
SBA Communications Corp., 1.875%, 5/1/13	8,440	14,406,025
4.00%, 10/1/14	2,130	5,054,756

		32,243,606

Total Convertible Bonds (cost—$891,486,328)		1,034,053,859

	Shares
CONVERTIBLE PREFERRED STOCK—17.5%
Advertising—0.5%
Interpublic Group of Cos., Inc., Ser. B (d), 5.25%	5,015	5,846,863

Aerospace & Defense—1.4%
United Technologies Corp., 7.50%, 8/1/15	319,155	18,590,779

Agriculture—1.3%
Bunge Ltd. (d), 4.875%	158,450	16,930,382

Automobiles—1.7%
General Motors Co., Ser. B, 4.75%, 12/1/13	538,280	22,483,956

Banking—1.4%
Wells Fargo & Co., Ser. L (d), 7.50%, 3/15/13	14,090	17,866,120

Diversified Financial Services—3.5%
2010 Swift Mandatory Common Exchange Security Trust (b), 6.00%, 12/31/13	679,455	8,386,581
AMG Capital Trust I, 5.10%, 4/15/36	284,685	16,734,126
Bank of America Corp., Ser. L (d), 7.25%	16,050	19,260,000

		44,380,707

Electric Utilities—1.1%
PPL Corp., 8.75%, 5/1/14	252,060	13,828,012

Insurance—1.4%
MetLife, Inc., 5.00%, 10/8/14	375,930	17,743,896

Iron/Steel—0.9%
ArcelorMittal, 6.00%, 1/15/16	492,820	11,665,986

Machinery—1.3%
Stanley Black & Decker, Inc., 4.75%, 11/17/15	136,975	17,020,513

Oil & Gas—1.8%
Chesapeake Energy Corp. (a)(b)(d), 5.75%, 5/17/15	18,685	19,343,646

Sanchez Energy Corp., Ser. A (a)(b)(d), 4.875%, 10/5/17	77,365	3,878,176

		23,221,822

Transportation—1.2%
Genesee & Wyoming, Inc., 5.00%, 10/1/15	122,480	15,554,960

Total Convertible Preferred Stock (cost—$208,377,325)		225,133,996

Schedule of Investments

AllianzGI Convertible Fund

February 28, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*
Repurchase Agreements—2.0%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $26,062,007; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $26,585,714 including accrued interest (cost—$26,062,000)	$26,062	$26,062,000

Total Investments (cost—$1,125,925,653)—99.8%		1,285,249,855
Other assets less liabilities—0.2%		2,569,435

Net Assets—100.0%		$1,287,819,290

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $254,757,266, representing 19.8% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after February 28, 2013.
(d)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Schedule of Investments

AllianzGI Disciplined Equity Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK—98.2%

Aerospace & Defense—5.0%
BE Aerospace, Inc. (a)	18,240	$959,606
Boeing Co.	21,420	1,647,198

		2,606,804

Beverages—1.8%
PepsiCo, Inc.	12,050	913,029

Biotechnology—4.1%
Amgen, Inc.	10,510	960,719
Celgene Corp. (a)	11,060	1,141,171

		2,101,890

Capital Markets—5.0%
BlackRock, Inc.	3,810	913,448
Northern Trust Corp.	18,719	995,289
SEI Investments Co.	25,092	709,351

		2,618,088

Chemicals—5.0%
Air Products & Chemicals, Inc.	7,254	626,310
Mosaic Co.	19,000	1,112,260
Rockwood Holdings, Inc.	13,300	832,580

		2,571,150

Commercial Banks—5.0%
PNC Financial Services Group, Inc.	10,791	673,250
U.S. Bancorp	19,310	656,154
Wells Fargo & Co.	36,320	1,274,106

		2,603,510

Communications Equipment—3.9%
F5 Networks, Inc. (a)	4,980	470,261
QUALCOMM, Inc.	23,390	1,535,086

		2,005,347

Computers & Peripherals—5.4%
Apple, Inc.	4,085	1,803,119
EMC Corp. (a)	43,700	1,005,537

		2,808,656

Diversified Financial Services—1.9%
JPMorgan Chase & Co.	19,725	964,947

Diversified Telecommunication Services—4.3%
AT&T, Inc.	42,713	1,533,824
Verizon Communications, Inc.	15,222	708,279

		2,242,103

Energy Equipment & Services—6.5%
Cameron International Corp. (a)	13,930	887,620
National Oilwell Varco, Inc.	11,550	786,901
Schlumberger Ltd.	21,940	1,708,029

		3,382,550

Food Products—2.3%
Archer-Daniels-Midland Co.	22,160	706,018
General Mills, Inc.	10,890	503,662

		1,209,680

	Shares	Value*
Health Care Equipment & Supplies—4.4%
Abbott Laboratories	10,030	$338,914
Hologic, Inc. (a)	32,280	704,672
Varian Medical Systems, Inc. (a)	17,890	1,263,571

		2,307,157

Hotels, Restaurants & Leisure—1.5%
McDonald’s Corp.	8,120	778,708

Household Products—2.3%
Procter & Gamble Co.	15,940	1,214,309

Industrial Conglomerates—4.8%
General Electric Co.	107,320	2,491,970

Insurance—1.2%
MetLife, Inc.	17,020	603,189

Internet Software & Services—2.7%
Akamai Technologies, Inc. (a)	19,720	728,851
eBay, Inc. (a)	12,120	662,722

		1,391,573

Leisure Equipment & Products—1.0%
Hasbro, Inc.	12,760	510,655

Machinery—3.4%
Caterpillar, Inc.	14,858	1,372,433
Deere & Co.	4,430	389,087

		1,761,520

Metals & Mining—2.2%
Cliffs Natural Resources, Inc.	10,390	264,529
Freeport-McMoRan Copper & Gold, Inc.	26,920	859,287

		1,123,816

Multiline Retail—1.6%
Target Corp.	13,530	851,849

Oil, Gas & Consumable Fuels—8.5%
Apache Corp.	7,490	556,282
Chevron Corp.	1,560	182,754
Exxon Mobil Corp.	22,970	2,056,963
Occidental Petroleum Corp.	9,430	776,372
Southwestern Energy Co. (a)	10,113	346,573
Williams Cos., Inc.	13,360	463,726

		4,382,670

Pharmaceuticals—5.3%
AbbVie, Inc.	10,830	399,844
Johnson & Johnson	11,720	892,009
Pfizer, Inc.	54,050	1,479,348

		2,771,201

Semiconductors & Semiconductor Equipment—2.2%
Intel Corp.	55,910	1,165,724

Software—6.9%
Adobe Systems, Inc. (a)	31,150	1,224,195
Autodesk, Inc. (a)	21,469	788,342
Intuit, Inc.	14,020	904,009
Nuance Communications, Inc. (a)	34,660	638,091

		3,554,637

Total Common Stock (cost—$43,888,025)		50,936,732

Schedule of Investments

AllianzGI Disciplined Equity Fund

February 28, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*
Repurchase Agreements—2.4%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $1,228,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $1,254,725 including accrued interest (cost—$1,228,000)	$1,228	$1,228,000

Total Investments (cost—$45,116,025)—100.6%		52,164,732
Liabilities in excess of other assets—(0.6)%		(299,908)

Net Assets—100.0%		$51,864,824

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Dynamic Emerging Multi-Asset Fund

February 28, 2013 (unaudited)

	Shares	Value*
MUTUAL FUNDS (a)(b)—48.7%

PIMCO Commodity RealReturn Strategy	18,032	$117,928
PIMCO Emerging Markets Bond	189,681	2,338,770

Total Mutual Funds (cost—$2,491,030)		2,456,698

	Principal Amount (000s)
SHORT-TERM INVESTMENTS—49.3%

U.S. Treasury Obligations (c)—27.7%
U.S. Treasury Bills, 0.054%-0.129%, 3/21/13—4/25/2013 (cost—$1,399,866)	$1,400	1,399,866

Repurchase Agreements—21.6%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $1,090,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $1,116,771 including accrued interest (cost—$1,090,000)	1,090	1,090,000

Total Short-Term Investments (cost—$2,489,866)		2,489,866

Total Investments (cost—$4,980,896)—98.0%		4,946,564
Other assets less liabilities—2.0%		102,641

Net Assets—100.0%		$5,049,205

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Rates reflect the effective yields at purchase date.

(d)	Futures contracts outstanding at February 28, 2013:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Hang Seng China Enterprises Index	1	$ 74	3/27/13	$ 394
	KOSPI 200 Index	1	124	3/14/13	6,511
	Mexico Bolsa Index	3	104	3/15/13	(4,017)
	MSCI Emerging Market Mini Index	52	2,725	3/15/13	2,658
	CNX Nifty Index	9	104	3/28/13	(4,504)
Short:	BOVESPA Index	(2)	(115)	4/17/13	2,681
	FTSE/JSE Top 40 Index	(2)	(78)	3/20/13	2,152
	KLSE Composite Index	(4)	(106)	3/29/13	(1,323)
	MSCI Taiwan Index	(4)	(113)	3/28/13	1,540

					$ 6,092

Glossary:

BOVESPA—Sao Paulo Stock Exchange

CNX—National Stock Exchange of India

FTSE—Financial Times Stock Exchange

JSE—Johannesburg Stock Exchange Limited

KLSE—Kuala Lumpur Stock Exchange

KOSPI—Korea Composite Stock Price Index

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Focused Opportunity Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK—98.7%

Auto Components—1.9%
Tenneco, Inc. (a)	2,100	$74,403

Automobiles—3.2%
Tesla Motors, Inc. (a)	3,645	126,955

Biotechnology—8.7%
Amarin Corp. PLC ADR (a)	14,495	117,265
Ariad Pharmaceuticals, Inc. (a)	7,982	167,861
Cubist Pharmaceuticals, Inc. (a)	1,340	56,856

		341,982

Capital Markets—3.1%
WisdomTree Investments, Inc. (a)	13,190	120,029

Chemicals—1.4%
American Vanguard Corp.	1,810	56,164

Communications Equipment—1.4%
F5 Networks, Inc. (a)	570	53,825

Construction & Engineering—2.8%
MasTec, Inc. (a)	3,615	108,775

Consumer Finance—2.2%
Encore Capital Group, Inc. (a)	2,930	86,582

Diversified Consumer Services—2.2%
American Public Education, Inc. (a)	2,215	86,341

Diversified Financial Services—1.7%
PHH Corp. (a)	3,155	66,287

Diversified Telecommunication Services—2.2%
Cogent Communications Group, Inc.	3,415	85,887

Electrical Equipment—2.8%
Polypore International, Inc. (a)	2,840	108,715

Electronic Equipment, Instruments & Components—3.5%
IPG Photonics Corp.	2,315	137,256

Health Care Equipment & Supplies—4.9%
Align Technology, Inc. (a)	4,205	132,205
Hologic, Inc. (a)	2,785	60,797

		193,002

Household Durables—5.1%
SodaStream International Ltd. (a)	1,930	91,849
Toll Brothers, Inc. (a)	3,225	110,037

		201,886

Internet & Catalog Retail—2.2%
Netflix, Inc. (a)	450	84,636

IT Services—5.0%
Lender Processing Services, Inc.	5,865	144,045
Teradata Corp. (a)	885	51,383

		195,428

Machinery—6.4%
Manitowoc Co., Inc.	3,660	67,783
Proto Labs, Inc. (a)	1,535	71,362
Wabash National Corp. (a)	11,651	111,151

		250,296

Media—1.5%
Pandora Media, Inc. (a)	4,725	57,645

Metals & Mining—4.1%
Globe Specialty Metals, Inc.	5,895	84,240
Walter Energy, Inc.	2,450	77,885

		162,125

	Shares	Value*
Oil, Gas & Consumable Fuels—9.6%
Carrizo Oil & Gas, Inc. (a)	5,270	$123,792
Comstock Resources, Inc. (a)	13,465	190,126
Scorpio Tankers, Inc. (a)	7,400	62,900

		376,818

Pharmaceuticals—1.5%
Salix Pharmaceuticals Ltd. (a)	1,195	58,376

Professional Services—3.3%
Acacia Research Corp. (a)	4,610	128,896

Semiconductors & Semiconductor Equipment—2.8%
Cavium, Inc. (a)	2,955	109,099

Software—5.5%
BroadSoft, Inc. (a)	1,285	26,985
Citrix Systems, Inc. (a)	825	58,492
CommVault Systems, Inc. (a)	840	62,118
Jive Software, Inc. (a)	4,070	67,481

		215,076

Textiles, Apparel & Luxury Goods—4.8%
Lululemon Athletica, Inc. (a)	1,110	74,426
Michael Kors Holdings Ltd. (a)	830	49,202
Under Armour, Inc., Class A (a)	1,330	65,542

		189,170

Thrifts & Mortgage Finance—1.6%
Nationstar Mortgage Holdings, Inc. (a)	1,655	63,767

Trading Companies & Distributors—3.3%
MSC Industrial Direct Co., Inc., Class A	605	51,619
United Rentals, Inc. (a)	1,455	77,711

		129,330

Total Investments (cost—$3,569,842)—98.7%		3,868,751
Other assets less liabilities—1.3%		52,815

Net Assets—100.0%		$3,921,566

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Global Managed Volatility Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK—105.4%

Belgium—0.3%
Barco NV	470	$39,829

Canada—12.0%
Alimentation Couche Tard, Inc., Class B	1,135	58,794
BCE, Inc.	12,827	578,257
Bell Aliant, Inc.	4,481	115,756
Boardwalk Real Estate Investment Trust REIT	1,438	90,136
Canadian Apartment Properties REIT	2,667	65,663
Cineplex, Inc.	1,241	40,952
Fairfax Financial Holdings Ltd.	588	223,420
Intact Financial Corp.	1,103	70,068
Manitoba Telecom Services, Inc.	3,405	106,517
RioCan REIT	3,019	81,531
TELUS Corp.	5,162	354,845

		1,785,939

China—10.4%
Bank of Communications Co., Ltd., Class H	327,000	258,470
BYD Co., Ltd., Class H (b)	36,000	127,404
China Citic Bank Corp. Ltd., Class H	85,000	54,243
China Minsheng Banking Corp. Ltd., Class H	53,000	73,401
China Mobile Ltd.	7,200	79,062
China Oilfield Services Ltd., Class H	22,000	46,687
Datang International Power Generation Co., Ltd., Class H	186,000	80,460
Great Wall Motor Co., Ltd., Class H	16,500	64,601
Haier Electronics Group Co., Ltd. (b)	42,000	75,982
Huaneng Power International, Inc., Class H	178,000	182,521
Maanshan Iron & Steel, Class H (b)	172,000	51,313
PetroChina Co., Ltd., Class H	216,000	296,033
Skyworth Digital Holdings Ltd.	78,000	52,392
Zijin Mining Group Co., Ltd., Class H	130,000	44,508
ZTE Corp., Class H	35,200	59,842

		1,546,919

France—0.3%
UBISOFT Entertainment (b)	3,786	41,325

Hong Kong—5.8%
CLP Holdings Ltd.	25,600	220,321
Hongkong Land Holdings Ltd.	8,000	61,699
Jardine Matheson Holdings Ltd.	4,000	253,266
Link REIT	24,300	129,906
Power Assets Holdings Ltd.	18,700	166,908
Television Broadcasts Ltd.	5,200	39,601

		871,701

Israel—1.4%
Mizrahi Tefahot Bank Ltd. (b)	4,398	46,130
Teva Pharmaceutical Industries Ltd.	4,500	168,495

		214,625

Japan—18.9%
All Nippon Airways Co., Ltd.	53,000	108,612
Central Japan Railway Co.	500	48,590
Chugai Pharmaceutical Co., Ltd.	3,300	71,361
East Japan Railway Co.	800	59,004
Eisai Co., Ltd.	1,900	84,612
Funai Electric Co., Ltd.	3,300	40,226
HIS Co., Ltd.	1,700	65,554
ITOCHU Corp.	11,100	128,079
Japan Airlines Co., Ltd. (b)	1,200	56,930
Japan Real Estate Investment Corp. REIT	11	120,611
Kao Corp.	3,600	115,200

	Shares	Value*
Nippon Building Fund, Inc. REIT	10	$111,829
Nippon Chemi-Con Corp. (b)	28,000	77,516
Nippon Telegraph & Telephone Corp.	6,600	301,572
Nissin Foods Holdings Co., Ltd.	1,600	63,579
NTT DoCoMo, Inc.	110	170,058
Oriental Land Co., Ltd.	1,400	206,701
Orix JREIT, Inc. REIT	35	41,179
Osaka Gas Co., Ltd.	25,000	97,029
Rinnai Corp.	1,400	100,440
Takeda Pharmaceutical Co., Ltd.	6,000	310,116
Tokyo Gas Co., Ltd.	33,000	159,375
West Japan Railway Co.	6,400	282,666

		2,820,839

New Zealand—0.3%
Sky Network Television Ltd.	9,172	39,028

Singapore—0.9%
CapitaMall Trust REIT	41,000	71,053
ComfortDelGro Corp. Ltd.	43,000	66,551

		137,604

Switzerland—1.7%
Nestle S.A.	2,494	174,107
Novartis AG	1,259	85,257

		259,364

United Kingdom—0.3%
AstraZeneca PLC	876	39,722

United States—53.1%
Abbott Laboratories	1,100	37,169
Alleghany Corp. (b)	200	75,574
American Capital Agency Corp. REIT	8,800	279,136
Annaly Capital Management, Inc. REIT	32,700	506,523
AutoZone, Inc. (b)	1,300	494,195
Campbell Soup Co.	7,300	300,468
Capitol Federal Financial, Inc.	16,300	192,829
Capstead Mortgage Corp. REIT	18,100	226,974
Chimera Investment Corp. REIT	34,500	102,810
Clorox Co.	3,700	310,837
Consolidated Edison, Inc.	3,300	194,700
Dollar General Corp. (b)	4,200	194,628
Dollar Tree, Inc. (b)	1,300	58,741
Duke Energy Corp.	7,566	523,945
Exelon Corp.	4,100	127,059
General Mills, Inc.	13,500	624,375
Hatteras Financial Corp. REIT	5,000	133,450
HCA Holdings, Inc.	1,500	55,635
HollyFrontier Corp.	700	39,340
Kellogg Co.	3,000	181,500
Kimberly-Clark Corp.	3,600	339,408
Lorillard, Inc.	2,100	80,934
McDonald’s Corp.	1,900	182,210
MFA Financial, Inc. REIT	12,700	112,776
Mondelez International, Inc., Class A	3,000	82,950
PepsiCo, Inc.	7,000	530,390
PPL Corp.	4,000	123,280
Procter & Gamble Co.	2,500	190,450
RenaissanceRe Holdings Ltd.	1,800	157,392
Southern Co.	12,000	540,120
Target Corp.	1,700	107,032
Validus Holdings Ltd.	5,100	181,713
Wal-Mart Stores, Inc.	7,100	502,538
Waste Connections, Inc.	2,000	68,420
Zynga, Inc., Class A (b)	14,700	49,833

		7,909,334

Total Investments (cost—$14,312,366) (a)—105.4%		15,706,229
Liabilities in excess of other assets—(5.4)%		(811,202)

Net Assets—100.0%		$14,895,027

Schedule of Investments

AllianzGI Global Managed Volatility Fund

February 28, 2013 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $6,010,956, representing 40.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2013 were as follows:

Real Estate Investment Trust	13.9%
Electric Utilities	11.3%
Diversified Telecommunication Services	9.8%
Food Products	9.5%
Household Products	5.7%
Pharmaceuticals	5.2%
Insurance	4.8%
Food & Staples Retailing	3.8%
Beverages	3.6%
Specialty Retail	3.3%
Road & Rail	3.0%
Hotels, Restaurants & Leisure	3.0%
Commercial Banks	2.9%
Multiline Retail	2.4%
Oil, Gas & Consumable Fuels	2.3%
Household Durables	1.9%
Independent Power Producers & Energy Traders	1.7%
Gas Utilities	1.7%
Industrial Conglomerates	1.7%
Wireless Telecommunication Services	1.6%
Multi-Utilities	1.3%
Thrifts & Mortgage Finance	1.3%
Automobiles	1.3%
Airlines	1.1%
Trading Companies & Distributors	0.9%
Media	0.8%
Electronic Equipment, Instruments & Components	0.8%
Personal Products	0.8%
Metals & Mining	0.7%
Software	0.6%
Tobacco	0.5%
Commercial Services & Supplies	0.5%
Real Estate Management & Development	0.4%
Communications Equipment	0.4%
Health Care Providers & Services	0.4%
Energy Equipment & Services	0.3%
Health Care Equipment & Supplies	0.2%
Liabilities in excess of other assets	(5.4)%

100.0%

Schedule of Investments

AllianzGI Global Water Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK—92.4%

Austria—5.1%
Andritz AG	96,276	$6,788,644

Brazil—3.5%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (d)	95,732	4,629,600

China—3.4%
China Everbright International Ltd. (c)	2,479,000	1,648,438
Guangdong Investment Ltd.	3,442,000	2,963,193

		4,611,631

France—7.1%
Suez Environnement Co.	303,847	4,042,890
Veolia Environnement S.A.	429,464	5,394,461

		9,437,351

Hong Kong—0.0%
Fook Woo Group Holdings Ltd. (b)(d)	944,000	41,749

Israel—3.3%
Israel Chemicals Ltd.	340,000	4,382,909

Netherlands—1.8%
Arcadis NV	86,721	2,421,314

Sweden—3.9%
Alfa Laval AB	225,022	5,219,626

Switzerland—13.0%
Belimo Holding AG	800	1,707,031
Geberit AG (d)	25,500	6,153,936
Pentair Ltd.	102,000	5,433,540
Sulzer AG	23,750	4,140,914

		17,435,421

United Kingdom—16.8%
Halma PLC	452,324	3,374,540
Pennon Group PLC	254,540	2,525,602
Rotork PLC (c)	87,000	3,755,726
Severn Trent PLC	246,430	6,044,261
Spectris PLC	26,000	933,903
United Utilities Group PLC	524,192	5,853,679

		22,487,711

United States—34.5%
American Water Works Co., Inc.	220,267	8,689,533
AMETEK, Inc.	30,000	1,254,900
Aqua America, Inc.	111,400	3,245,082
Danaher Corp.	117,125	7,214,900
Franklin Electric Co., Inc.	44,515	2,896,591
Gorman-Rupp Co.	40,000	1,153,600
IDEX Corp.	105,420	5,369,040
Lindsay Corp.	21,997	1,879,644
Roper Industries, Inc.	10,423	1,298,810
Tetra Tech, Inc. (d)	152,207	4,392,694
Watts Water Technologies, Inc., Class A	70,719	3,319,550
Xylem, Inc.	196,214	5,395,885

		46,110,229

Total Common Stock (cost—$102,719,834)		123,566,185

	Principal Amount (000s)	Value*
Repurchase Agreements—6.8%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $9,119,003; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $9,302,044 including accrued interest (cost—$9,119,000)	$9,119	$9,119,000

Total Investments (cost—$111,838,834) (a)—99.2%		132,685,185
Other assets less liabilities—0.8%		1,093,929

Net Assets—100.0%		$133,779,114

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $65,644,036, representing 49.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $41,749, representing less than 0.05% of net assets.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of February 28, 2013 were as follows:

Machinery	31.7%
Water Utilities	25.4%
Multi-Utilities	7.1%
Building Products	5.9%
Industrial Congiomerates	5.4%
Commercial Services & Supplies	4.5%
Electrical Equipment	4.1%
Chemicals	3.3%
Electronic Equipment, Instruments & Components	3.2%
Construction & Engineering	1.8%
Repurchase Agreements	6.8%
Other assets less liabilities	0.8%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

February 28, 2013 (unaudited)

	Principal Amount (000s)	Value*
CORPORATE BONDS & NOTES—93.9%

Advertising—0.5%
Affinion Group, Inc.,
11.50%, 10/15/15	$2,395	$1,892,050

Aerospace & Defense—2.6%
AAR Corp.,
7.25%, 1/15/22	3,165	3,394,462
TransDigm, Inc.,
7.75%, 12/15/18	2,905	3,202,763
Triumph Group, Inc.,
8.00%, 11/15/17	2,795	3,004,625

		9,601,850

Apparel & Textiles—0.7%
Quiksilver, Inc.,
6.875%, 4/15/15	2,705	2,718,525

Auto Components—4.0%
American Axle & Manufacturing, Inc.,
7.75%, 11/15/19	3,580	3,955,900
7.875%, 3/1/17	3,095	3,195,618
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	3,435	3,482,231
Cooper-Standard Automotive, Inc.,
8.50%, 5/1/18	2,750	2,997,500
Titan International, Inc.,
7.875%, 10/1/17	1,055	1,136,763

		14,768,012

Auto Manufacturers—2.6%
Chrysler Group LLC,
8.25%, 6/15/21	3,305	3,676,812
Jaguar Land Rover Automotive PLC (a)(b),
7.75%, 5/15/18	3,310	3,636,863
Navistar International Corp.,
8.25%, 11/1/21	2,565	2,488,050

		9,801,725

Banking—1.3%
Ally Financial, Inc.,
8.00%, 3/15/20	2,940	3,623,550
8.30%, 2/12/15	1,000	1,115,000

		4,738,550

Building Materials—0.6%
Gibraltar Industries, Inc.,
8.00%, 12/1/15	2,326	2,357,006

Chemicals—0.6%
Omnova Solutions, Inc.,
7.875%, 11/1/18	2,235	2,363,513

Coal—1.2%
Alpha Natural Resources, Inc.,
9.75%, 4/15/18	905	970,613
Arch Coal, Inc. (a)(b),
9.875%, 6/15/19	3,415	3,389,387

		4,360,000

Commercial Services—9.1%
Avis Budget Car Rental LLC,
9.625%, 3/15/18	1,285	1,426,350
9.75%, 3/15/20	500	578,750
Cardtronics, Inc.,
8.25%, 9/1/18	2,690	2,959,000
Cenveo Corp.,
11.50%, 5/15/17	2,855	2,441,025
Deluxe Corp.,
7.00%, 3/15/19	1,650	1,790,250
Emergency Medical Services Corp.,
8.125%, 6/1/19	2,655	2,910,544
ExamWorks Group, Inc.,
9.00%, 7/15/19	3,695	3,999,837

	Principal Amount (000s)	Value*
H&E Equipment Services, Inc. (a)(b),
7.00%, 9/1/22	$860	$946,000
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	325	316,875
9.75%, 8/1/18 (a)(b)	1,275	1,341,937
Hertz Corp.,
6.75%, 4/15/19	1,870	2,024,275
6.75%, 4/15/19 (a)(b)	725	784,813
Interactive Data Corp.,
10.25%, 8/1/18	3,375	3,843,281
Monitronics International, Inc.,
9.125%, 4/1/20	2,135	2,252,425
United Rentals North America, Inc.,
8.25%, 2/1/21	1,980	2,254,725
8.375%, 9/15/20	3,610	3,989,050

		33,859,137

Computers—1.9%
j2 Global, Inc.,
8.00%, 8/1/20	4,395	4,680,675
Unisys Corp.,
6.25%, 8/15/17	2,150	2,327,375

		7,008,050

Consumer Products—0.8%
Revlon Consumer Products Corp.,
9.75%, 11/15/15	2,765	2,904,633

Distribution/Wholesale—0.9%
HD Supply, Inc. (a)(b),
10.50%, 1/15/21	3,205	3,321,181

Diversified Financial Services—7.3%
Aircastle Ltd.,
9.75%, 8/1/18	2,410	2,759,450
Community Choice Financial, Inc.,
10.75%, 5/1/19	3,275	3,094,875
International Lease Finance Corp.,
8.25%, 12/15/20	3,480	4,271,700
8.75%, 3/15/17	3,050	3,610,437
National Money Mart Co.,
10.375%, 12/15/16	2,599	2,884,890
Nationstar Mortgage LLC (a)(b),
7.875%, 10/1/20	2,265	2,485,838
9.625%, 5/1/19	2,640	3,022,800
SLM Corp.,
8.45%, 6/15/18	2,500	2,968,750
Springleaf Finance Corp.,
6.90%, 12/15/17	2,055	2,024,175

		27,122,915

Electric Utilities—0.3%
Texas Competitive Electric Holdings Co. LLC (a)(b),
11.50%, 10/1/20	1,490	1,124,950

Electrical Equipment—1.3%
GrafTech International Ltd. (a)(b),
6.375%, 11/15/20	1,710	1,825,425
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	2,845	2,994,362

		4,819,787

Electronics—2.7%
Kemet Corp.,
10.50%, 5/1/18	3,069	3,207,105
NXP BV (a)(b),
9.75%, 8/1/18	2,655	3,046,612
Viasystems, Inc. (a)(b),
7.875%, 5/1/19	3,550	3,718,625

		9,972,342

Schedule of Investments

AllianzGI High Yield Bond Fund

February 28, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*
Engineering & Construction—0.7%
Dycom Investments, Inc.,
7.125%, 1/15/21	$2,130	$2,284,425
MasTec, Inc.,
7.625%, 2/1/17	355	366,981

		2,651,406

Healthcare-Products—1.0%
Kinetic Concepts, Inc. (a)(b),
10.50%, 11/1/18	3,445	3,729,213

Healthcare-Services—1.3%
Community Health Systems, Inc.,
7.125%, 7/15/20	1,500	1,618,125
8.00%, 11/15/19	2,795	3,098,956

		4,717,081

Home Builders—4.1%
Beazer Homes USA, Inc.,
7.25%, 2/1/23 (a)(b)	2,750	2,784,375
9.125%, 5/15/19	2,280	2,451,000
Brookfield Residential Properties, Inc. (a)(b),
6.50%, 12/15/20	2,695	2,870,175
KB Home,
8.00%, 3/15/20	2,215	2,572,169
Standard Pacific Corp.,
8.375%, 5/15/18	3,030	3,582,975
William Lyon Homes, Inc. (a)(b),
8.50%, 11/15/20	680	734,400

		14,995,094

Household Products/Wares—1.6%
Jarden Corp.,
7.50%, 5/1/17	930	1,056,713
Mead Products LLC (a)(b),
6.75%, 4/30/20	1,500	1,595,625
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	3,115	3,418,712

		6,071,050

Internet—2.6%
Equinix, Inc.,
8.125%, 3/1/18	2,620	2,911,475
Mood Media Corp. (a)(b),
9.25%, 10/15/20	3,120	3,400,800
Zayo Group LLC,
8.125%, 1/1/20	2,940	3,300,150

		9,612,425

Iron/Steel—1.5%
AK Steel Corp.,
8.375%, 4/1/22	2,090	1,875,775
ArcelorMittal,
10.35%, 6/1/19	2,830	3,577,961

		5,453,736

Leisure—0.6%
NCL Corp. Ltd.,
9.50%, 11/15/18	1,891	2,117,920

Lodging—2.5%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	2,745	2,933,719
12.75%, 4/15/18	2,495	1,902,437
MGM Resorts International,
11.375%, 3/1/18	3,100	3,913,750
Wynn Las Vegas LLC,
7.75%, 8/15/20	370	415,325

		9,165,231

	Principal Amount (000s)	Value*
Media—3.8%
Cablevision Systems Corp.,
8.625%, 9/15/17	$2,960	$3,448,400
Cambium Learning Group, Inc.,
9.75%, 2/15/17	1,045	872,575
Clear Channel Worldwide Holdings, Inc. (a)(b), 6.50%, 11/15/22	1,445	1,528,087
McClatchy Co. (a)(b),
9.00%, 12/15/22	2,610	2,773,125
Media General, Inc.,
11.75%, 2/15/17	2,600	2,964,000
Nexstar Broadcasting, Inc. (a)(b),
6.875%, 11/15/20	2,270	2,383,500

		13,969,687

Mining—0.6%
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	2,485	2,155,738

Miscellaneous Manufacturing—1.1%
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,680	3,983,600

Oil & Gas—11.1%
BreitBurn Energy Partners L.P.,
8.625%, 10/15/20	2,745	3,033,225
Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	3,465	3,776,850
Chesapeake Energy Corp.,
6.625%, 8/15/20	2,235	2,458,500
Concho Resources, Inc.,
7.00%, 1/15/21	2,400	2,664,000
CVR Refining LLC (a)(b),
6.50%, 11/1/22	2,410	2,440,125
Endeavour International Corp. (a)(b),
12.00%, 3/1/18	3,110	2,861,200
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	2,990	3,393,650
EP Energy LLC,
9.375%, 5/1/20	2,925	3,349,125
EV Energy Partners L.P.,
8.00%, 4/15/19	965	1,015,662
Laredo Petroleum, Inc.,
7.375%, 5/1/22	2,585	2,817,650
Northern Oil and Gas, Inc.,
8.00%, 6/1/20	2,710	2,845,500
PBF Holding Co. LLC (a)(b),
8.25%, 2/15/20	2,570	2,807,725
Pioneer Energy Services Corp.,
9.875%, 3/15/18	1,080	1,185,300
United Refining Co.,
10.50%, 2/28/18	2,560	2,873,600
Vanguard Natural Resources LLC,
7.875%, 4/1/20	3,275	3,455,125

		40,977,237

Pharmaceuticals—0.8%
Endo Health Solutions, Inc.,
7.00%, 12/15/20	2,855	3,101,244

Real Estate Investment Trust—0.9%
iStar Financial, Inc.,
7.125%, 2/15/18	3,115	3,247,388

Schedule of Investments

AllianzGI High Yield Bond Fund

February 28, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*
Retail—5.8%
Brown Shoe Co., Inc.,
7.125%, 5/15/19	$3,530	$3,724,150
Claire’s Stores, Inc. (a)(b),
9.00%, 3/15/19	1,640	1,828,600
DineEquity, Inc.,
9.50%, 10/30/18	3,600	4,104,000
Fifth & Pacific Cos., Inc. (a)(b),
10.50%, 4/15/19	2,920	3,285,000
Rite Aid Corp.,
9.50%, 6/15/17	3,310	3,496,187
Sonic Automotive, Inc.,
7.00%, 7/15/22	2,645	2,949,175
Toys R Us, Inc.,
10.375%, 8/15/17	2,185	2,146,763

		21,533,875

Semiconductors—1.6%
Advanced Micro Devices, Inc.,
8.125%, 12/15/17	2,695	2,600,675
Freescale Semiconductor, Inc. (a)(b),
10.125%, 3/15/18	2,900	3,226,250

		5,826,925

Software—1.8%
First Data Corp.,
9.875%, 9/24/15	2,665	2,754,944
12.625%, 1/15/21	2,510	2,688,837
Nuance Communications, Inc. (a)(b),
5.375%, 8/15/20	1,160	1,180,300

		6,624,081

Telecommunications—10.6%
Cincinnati Bell, Inc.,
8.75%, 3/15/18	3,840	3,945,600
Clearwire Communications LLC (a)(b),
12.00%, 12/1/15	3,500	3,795,312
Consolidated Communications Finance Co. (a)(b),
10.875%, 6/1/20	3,000	3,412,500
Cricket Communications, Inc.,
7.75%, 10/15/20	2,470	2,525,575
EarthLink, Inc.,

	Principal Amount (000s)	Value*
8.875%, 5/15/19	$3,477	$3,633,465
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	2,890	3,309,050
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	2,595	2,796,113
Intelsat Luxembourg S.A.,
11.50%, 2/4/17	960	1,022,400
ITC Deltacom, Inc.,
10.50%, 4/1/16	2,866	3,037,960
MetroPCS Wireless, Inc.,
6.625%, 11/15/20	1,250	1,312,500
NII Capital Corp.,
8.875%, 12/15/19	2,170	1,638,350
Sprint Nextel Corp.,
6.00%, 11/15/22	1,235	1,253,525
11.50%, 11/15/21	2,085	2,879,906
West Corp.,
11.00%, 10/15/16	3,035	3,163,988
Windstream Corp.,
7.50%, 6/1/22	1,500	1,586,250

		39,312,494

Transportation—1.5%
Quality Distribution LLC,
9.875%, 11/1/18	1,305	1,435,500
Swift Services Holdings, Inc.,
10.00%, 11/15/18	3,505	4,030,750

		5,466,250

Total Corporate Bonds & Notes (cost—$330,294,026)		347,445,901

Repurchase Agreements—3.7%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $13,744,004; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $14,025,327 including accrued interest (cost—$13,744,000)	13,744	13,744,000

Total Investments (cost—$344,038,026)—97.6%		361,189,901
Other assets less liabilities—2.4%		8,978,008

Net Assets—100.0%		$370,167,909

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $75,280,743, representing 20.3% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Schedule of Investments

AllianzGI International Small-Cap Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK—106.6%

Austria—1.7%
Schoeller-Bleckmann Oilfield Equipment AG	19,757	$1,978,489

China—7.2%
China Everbright International Ltd. (c)	3,305,000	2,197,696
China Machinery Engineering Corp., Class H (d)	1,836,000	1,683,166
Dah Chong Hong Holdings Ltd.	660,000	677,495
Golden Wheel Tiandi Holdings Co., Ltd. (d)	2,456,000	452,844
Sunny Optical Technology Group Co., Ltd.	1,625,000	1,504,369
Tiangong International Co., Ltd. (c)	6,840,000	1,999,124

		8,514,694

Denmark—3.8%
Christian Hansen Holding A/S	31,202	1,128,143
SimCorp A/S (c)	7,834	2,013,483
Topdanmark A/S (d)	5,761	1,326,082

		4,467,708

Finland—2.3%
Outokumpu Oyj (d)	624,316	543,301
Vacon PLC (c)	33,353	2,173,230

		2,716,531

France—3.1%
Sartorius Stedim Biotech	17,838	2,370,758
Virbac S.A.	5,799	1,248,439

		3,619,197

Germany—10.5%
Aareal Bank AG (c)(d)	53,851	1,237,991
Bechtle AG	23,424	1,143,072
Deutsche Wohnen AG	104,049	1,907,147
Gerry Weber International AG	28,285	1,279,128
MTU Aero Engines Holding AG	17,840	1,654,434
Pfeiffer Vacuum Technology AG (c)	17,807	2,019,687
United Internet AG (c)	63,546	1,495,688
Wirecard AG	66,914	1,754,068

		12,491,215

Hong Kong—4.3%
AAC Technologies Holdings, Inc.	118,000	496,384
China Overseas Grand Oceans Group Ltd.	513,000	720,359
Dah Sing Financial Holdings Ltd.	146,800	787,749
Emperor International Holdings	4,150,000	1,299,554
Ju Teng International Holdings Ltd.	3,178,000	1,738,537

		5,042,583

Indonesia—2.9%
Erajaya Swasembada Tbk PT (d)	5,748,000	1,737,746
Surya Semesta Internusa Tbk PT	11,200,000	1,736,854

		3,474,600

Ireland—1.7%
Bank of Ireland (d)	2,160,627	370,530
Paddy Power PLC	20,444	1,689,518

		2,060,048

Italy—3.3%
De’Longhi SpA	97,400	1,500,031
Unione di Banche Italiane SCPA	85,489	388,864
Yoox SpA (d)	112,024	2,071,101

		3,959,996

Japan—27.4%
Aica Kogyo Co., Ltd.	124,000	2,063,004
Anritsu Corp.	138,000	2,040,840
Denki Kogyo Co., Ltd.	241,000	981,719
Don Quijote Co., Ltd.	42,200	1,663,280
Lasertec Corp.	40,000	655,519
Musashi Seimitsu Industry Co., Ltd.	86,800	1,838,625

	Shares	Value*
Nichiha Corp.	95,800	$1,366,469
Nippon Denko Co., Ltd.	500,000	1,588,839
Nissin Electric Co., Ltd.	243,000	1,199,640
Park24 Co., Ltd.	69,000	1,260,989
Rohto Pharmaceutical Co., Ltd.	101,000	1,308,806
Sintokogio Ltd.	166,700	1,531,490
Suruga Bank Ltd.	111,000	1,630,541
Tadano Ltd.	336,000	3,137,658
Taiheiyo Cement Corp.	681,000	1,682,647
Tatsuta Electric Wire and Cable Co., Ltd.	200,600	1,443,140
Tokai Tokyo Financial Holdings, Inc.	307,000	1,769,581
Tokyo Ohka Kogyo Co., Ltd.	68,100	1,391,322
Toshiba Plant Systems & Services Corp.	179,000	2,289,599
TS Tech Co., Ltd.	70,600	1,720,182

		32,563,890

Korea (Republic of)—1.4%
Partron Co., Ltd.	75,501	1,635,982

Malaysia—0.4%
Gamuda Bhd.	409,600	508,652

Netherlands—2.8%
Nutreco NV	21,492	1,996,081
Unit 4 NV (c)	39,922	1,320,908

		3,316,989

Norway—4.0%
ProSafe SE	147,155	1,473,902
Schibsted ASA	41,201	1,743,522
TGS Nopec Geophysical Co. ASA	41,725	1,576,865

		4,794,289

Philippines—2.3%
Alliance Global Group, Inc.	2,910,000	1,429,471
Robinsons Land Corp.	2,280,000	1,275,446

		2,704,917

Spain—1.2%
Tecnicas Reunidas S.A.	28,369	1,426,770

Sweden—6.8%
Axis Communications AB	60,002	1,564,905
Betsson AB (d)	52,578	1,727,390
Elekta AB, Class B (c)	89,428	1,339,286
Hufvudstaden AB, Class A	137,863	1,895,866
Wallenstam AB, Class B	118,743	1,566,422

		8,093,869

Switzerland—5.8%
Aryzta AG (d)	22,897	1,304,988
Burckhardt Compression Holding AG (c)	4,946	1,790,132
Dufry AG (d)	10,679	1,450,137
Interroll Holding AG (c)(d)	5,767	2,365,744

		6,911,001

Thailand—1.2%
Major Cineplex Group PCL (b)	2,032,500	1,451,881

United Kingdom—12.5%
Aveva Group PLC (c)	42,658	1,488,723
Croda International PLC	50,260	1,970,538
Hikma Pharmaceuticals PLC	120,833	1,584,038
Michael Page International PLC	331,673	2,151,065
Restaurant Group PLC	278,272	1,765,759
Rotork PLC (c)	50,100	2,162,780
Spirax-Sarco Engineering PLC (c)	61,562	2,237,011
Victrex PLC	61,866	1,518,082

		14,877,996

Total Common Stock (cost—$102,993,607)		126,611,297

Schedule of Investments

AllianzGI International Small-Cap Fund

February 28, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*
Repurchase Agreements—2.4%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $2,885,001; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $2,943,020 including accrued interest (cost—$2,885,000)	$2,885	$2,885,000

Total Investments (cost—$105,878,607) (a)—109.0%		129,496,297
Liabilities in excess of other assets—(9.0)%		(10,686,518)

Net Assets—100.0%		$118,809,779

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $113,335,464, representing 95.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $1,451,881, representing 1.2% of net assets.
(c)	Affiliated security.
(d)	Non-income producing.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2013 were as follows:
Machinery	12.8%
Real Estate Management & Development	7.7%
Electronic Equipment, Instruments & Components	6.1%
Energy Equipment & Services	5.4%
Chemicals	5.2%
Construction & Engineering	5.1%
Hotels, Restaurants & Leisure	4.4%
Software	4.0%
Electrical Equipment	4.0%
Pharmaceuticals	3.5%
Metals & Mining	3.5%
Health Care Equipment & Supplies	3.1%
Auto Components	3.0%
Commercial Services & Supplies	2.9%
Building Products	2.9%
Food Products	2.8%
Media	2.7%
Commercial Banks	2.7%
Communications Equipment	2.5%
IT Services	2.5%
Professional Services	1.8%
Internet & Catalog Retail	1.7%
Capital Markets	1.5%
Construction Materials	1.4%
Multiline Retail	1.4%
Aerospace & Defense	1.4%
Leisure Equipment & Products	1.3%
Household Durables	1.3%
Internet Software & Services	1.2%
Specialty Retail	1.2%
Industrial Conglomerates	1.2%
Insurance	1.1%
Textiles, Apparel & Luxury Goods	1.1%
Thrifts & Mortgage Finance	1.0%
Distributors	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Repurchase Agreements	2.4%
Liabilities in excess of other assets	(9.0)%

100.0%

Schedule of Investments

AllianzGI Micro Cap Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK—98.0%

Air Freight & Logistics—0.7%
XPO Logistics, Inc. (a)	13,300	$231,686

Auto Components—0.8%
Gentherm, Inc. (a)	16,200	249,480

Biotechnology—3.7%
Celldex Therapeutics, Inc. (a)	20,700	197,064
Discovery Laboratories, Inc. (a)	58,200	143,172
Ligand Pharmaceuticals, Inc., Class B (a)	10,700	219,778
Neurocrine Biosciences, Inc. (a)	22,400	236,992
Orexigen Therapeutics, Inc. (a)	29,900	178,204
Repligen Corp. (a)	29,100	181,293

		1,156,503

Building Products—1.4%
Builders FirstSource, Inc. (a)	41,900	253,495
Patrick Industries, Inc. (a)	14,800	196,248

		449,743

Capital Markets—2.8%
HFF, Inc., Class A	17,600	323,136
ICG Group, Inc. (a)	23,500	306,205
Medley Capital Corp.	17,249	258,390

		887,731

Chemicals—1.8%
American Vanguard Corp.	9,400	291,682
Landec Corp. (a)	23,300	256,533

		548,215

Commercial Banks—2.6%
Banner Corp.	10,400	308,984
Eagle Bancorp, Inc. (a)	11,000	238,700
First Merchants Corp.	17,900	266,173

		813,857

Commercial Services & Supplies—1.4%
Team, Inc. (a)	9,700	425,442

Communications Equipment—2.2%
Aviat Networks, Inc. (a)	63,700	226,772
CalAmp Corp. (a)	27,500	301,125
Procera Networks, Inc. (a)	13,800	161,460

		689,357

Computers & Peripherals—0.9%
Datalink Corp. (a)	27,800	288,564

Construction & Engineering—1.9%
Great Lakes Dredge & Dock Corp.	31,800	310,050
MYR Group, Inc. (a)	12,100	280,841

		590,891

Containers & Packaging—0.6%
Myers Industries, Inc.	13,600	200,192

Diversified Telecommunication Services—1.7%
8x8, Inc. (a)	40,000	242,000
inContact, Inc. (a)	41,600	282,464

		524,464

Electronic Equipment, Instruments & Components—2.1%
Fabrinet (a)	13,600	223,176
Measurement Specialties, Inc. (a)	5,900	214,288
Methode Electronics, Inc.	16,200	212,382

		649,846

Energy Equipment & Services—0.9%
Matrix Service Co. (a)	17,200	267,632

Food Products—1.2%
Boulder Brands, Inc. (a)	23,000	195,960
Inventure Foods, Inc. (a)	23,900	176,382

		372,342

	Shares	Value*
Health Care Equipment & Supplies—9.6%
Antares Pharma, Inc. (a)	58,300	$200,552
Cantel Medical Corp.	13,350	415,585
Cutera, Inc. (a)	14,900	192,210
Cynosure, Inc., Class A (a)	12,500	354,125
Endologix, Inc. (a)	26,300	396,078
GenMark Diagnostics, Inc. (a)	23,800	248,234
ICU Medical, Inc. (a)	3,600	204,336
Spectranetics Corp. (a)	22,500	408,375
SurModics, Inc. (a)	12,100	306,856
Symmetry Medical, Inc. (a)	25,300	263,879

		2,990,230

Health Care Providers & Services—5.6%
AMN Healthcare Services, Inc. (a)	35,300	497,730
Capital Senior Living Corp. (a)	21,100	485,300
Five Star Quality Care, Inc. (a)	46,100	292,274
Providence Service Corp. (a)	12,700	216,916
U.S. Physical Therapy, Inc.	10,700	263,434

		1,755,654

Health Care Technology—1.6%
HealthStream, Inc. (a)	9,900	211,761
Omnicell, Inc. (a)	15,200	273,904

		485,665

Hotels, Restaurants & Leisure—2.1%
AFC Enterprises, Inc. (a)	13,700	411,000
Jamba, Inc. (a)	92,800	259,840

		670,840

Household Durables—1.7%
Libbey, Inc. (a)	11,400	209,190
M/I Homes, Inc. (a)	13,500	309,150

		518,340

Insurance—2.2%
eHealth, Inc. (a)	11,300	175,489
Homeowners Choice, Inc.	11,300	227,808
Stewart Information Services Corp.	12,800	296,320

		699,617

Internet Software & Services—5.5%
Blucora, Inc. (a)	13,700	212,350
Internap Network Services Corp. (a)	37,400	324,632
Saba Software, Inc. (a)	23,600	206,264
SciQuest, Inc. (a)	10,800	206,820
SPS Commerce, Inc. (a)	9,700	362,683
Vocus, Inc. (a)	8,300	116,532
Web.com Group, Inc. (a)	16,400	280,112

		1,709,393

IT Services—2.4%
Computer Task Group, Inc. (a)	12,200	242,780
Lionbridge Technologies, Inc. (a)	55,400	211,628
Virtusa Corp. (a)	14,700	307,965

		762,373

Leisure Equipment & Products—1.3%
Arctic Cat, Inc. (a)	6,000	217,980
Smith & Wesson Holding Corp. (a)	21,100	201,505

		419,485

Life Sciences Tools & Services—1.5%
Albany Molecular Research, Inc. (a)	27,700	223,816

Schedule of Investments

AllianzGI Micro Cap Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
Cambrex Corp. (a)	21,500	$247,465

		471,281

Machinery—3.2%
American Railcar Industries, Inc.	6,100	266,204
LB Foster Co., Class A	6,300	278,208
Manitex International, Inc. (a)	22,000	210,760
Wabash National Corp. (a)	24,800	236,592

		991,764

Media—1.4%
Carmike Cinemas, Inc. (a)	14,300	223,938
ReachLocal, Inc. (a)	18,200	228,046

		451,984

Oil, Gas & Consumable Fuels—2.8%
Callon Petroleum Co. (a)	36,700	197,813
Magnum Hunter Resources Corp. (a)	44,300	171,441
Penn Virginia Corp.	33,400	135,938
Synergy Resources Corp. (a)	29,000	192,270
Triangle Petroleum Corp. (a)	26,700	167,409

		864,871

Paper & Forest Products—0.7%
Neenah Paper, Inc.	7,900	230,680

Pharmaceuticals—2.3%
Pacira Pharmaceuticals, Inc. (a)	7,800	170,508
Santarus, Inc. (a)	32,300	428,621
XenoPort, Inc. (a)	17,100	130,644

		729,773

Professional Services—2.7%
Barrett Business Services, Inc.	7,600	331,968
GP Strategies Corp. (a)	11,200	241,808
Mistras Group, Inc. (a)	13,100	267,895

		841,671

Road & Rail—3.6%
Celadon Group, Inc.	16,700	332,831
Roadrunner Transportation Systems, Inc. (a)	12,800	291,584
Saia, Inc. (a)	15,500	498,015

		1,122,430

Semiconductors & Semiconductor Equipment—3.4%
Exar Corp. (a)	26,000	305,500
PDF Solutions, Inc. (a)	28,200	438,228
Rudolph Technologies, Inc. (a)	16,000	176,320
Silicon Image, Inc. (a)	30,100	138,761

		1,058,809

Software—5.6%
Accelrys, Inc. (a)	25,700	243,122
Actuate Corp. (a)	31,200	187,512
Bottomline Technologies, Inc. (a)	5,200	141,076
Callidus Software, Inc. (a)	35,700	155,295

	Shares	Value*
Ellie Mae, Inc. (a)	7,600	$154,280
Monotype Imaging Holdings, Inc.	16,100	338,100
PROS Holdings, Inc. (a)	12,600	328,356
Seachange International, Inc. (a)	17,000	195,840

		1,743,581

Specialty Retail—2.7%
America’s Car-Mart, Inc. (a)	4,700	224,472
Lithia Motors, Inc., Class A	9,000	369,900
MarineMax, Inc. (a)	18,500	239,575

		833,947

Textiles, Apparel & Luxury Goods—2.0%
Movado Group, Inc.	10,800	389,232
Oxford Industries, Inc.	5,000	243,050

		632,282

Thrifts & Mortgage Finance—2.0%
BofI Holding, Inc. (a)	9,000	303,030
HomeStreet, Inc. (a)	12,300	307,254

		610,284

Trading Companies & Distributors—4.8%
Aceto Corp.	24,200	251,922
CAI International, Inc. (a)	11,800	325,680
DXP Enterprises, Inc. (a)	5,800	360,760
H&E Equipment Services, Inc.	14,600	284,116
Titan Machinery, Inc. (a)	9,300	262,725

		1,485,203

Transportation Infrastructure—0.6%
Aegean Marine Petroleum Network, Inc.	27,600	179,676

Total Common Stock (cost—$22,237,321)		30,605,778

	Units
WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13 (a) (cost—$0)	9,960	1,320

	Principal Amount (000s)
Repurchase Agreements—2.5%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $783,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $801,447 including accrued interest (cost—$783,000)	$783	783,000

Total Investments (cost—$23,020,321)—100.5%		31,390,098
Liabilities in excess of other assets—(0.5)%		(166,586)

Net Assets—100.0%		$31,223,512

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

February 28, 2013 (unaudited)

	Shares	Value*
MUTUAL FUNDS (c)(d)—44.3%

AllianzGI Global Commodity Equity	75,671	$1,278,837
PIMCO CommoditiesPLUS Strategy	91,913	1,008,285

Total Mutual Funds (cost—$2,259,936)		2,287,122

COMMON STOCK—35.8%

Australia—3.4%
CFS Retail Property Trust Group REIT	4,280	9,123
Dexus Property Group REIT	9,690	10,792
Federation Centres REIT	2,930	7,332
Goodman Group REIT	3,760	17,836
GPT Group REIT	3,240	12,982
Lend Lease Group	1,120	12,166
Mirvac Group REIT	7,750	12,967
Stockland REIT	4,850	18,628
Westfield Group REIT	4,700	53,709
Westfield Retail Trust REIT	6,150	19,955

		175,490

Austria—0.1%
IMMOFINANZ AG (e)	2,020	8,437

Canada—1.4%
Brookfield Asset Management, Inc., Class A	1,230	46,647
Brookfield Office Properties, Inc.	630	10,508
H&R Real Estate Investment Trust REIT	220	4,949
RioCan REIT	320	8,642

		70,746

France—1.4%
Fonciere Des Regions REIT	60	4,957
Gecina S.A. REIT	50	5,665
ICADE REIT	60	5,381
Klepierre REIT	230	9,436
Unibail-Rodamco SE REIT	200	46,164

		71,603

Hong Kong—5.3%
Cheung Kong Holdings Ltd.	3,090	47,979
Hang Lung Properties Ltd.	5,000	19,283
Henderson Land Development Co., Ltd.	1,960	13,711
Hysan Development Co., Ltd.	1,450	7,464
Kerry Properties Ltd.	1,700	8,709
Link REIT	5,110	27,318
New World Development Co., Ltd.	7,830	14,309
Sino Land Co., Ltd.	6,840	12,428
Sun Hung Kai Properties Ltd.	3,400	52,527
Swire Pacific Ltd., Class A	1,460	18,890
Swire Properties Ltd.	2,670	10,011
Wharf Holdings Ltd.	3,240	28,360
Wheelock & Co., Ltd.	2,140	11,581

		272,570

Japan—4.3%
Aeon Mall Co., Ltd.	130	3,224
Daito Trust Construction Co., Ltd.	170	15,212
Daiwa House Industry Co., Ltd.	1,110	20,401
Hulic Co., Ltd.	600	4,501
Japan Prime Realty Investment Corp. REIT	2	5,885
Japan Real Estate Investment Corp. REIT	1	10,965
Japan Retail Fund Investment Corp. REIT	2	3,911
Mitsubishi Estate Co., Ltd.	2,540	63,320
Mitsui Fudosan Co., Ltd.	1,720	43,750
Nippon Building Fund, Inc. REIT	1	11,183
Nomura Real Estate Holdings, Inc.	200	3,587
Nomura Real Estate Office Fund, Inc. REIT	1	6,137
NTT Urban Development Corp.	2	2,034
Sumitomo Realty & Development Co., Ltd.	730	24,680
Tokyu Land Corp.	830	6,258

		225,048

Netherlands—0.1%
Corio NV REIT	150	6,907

	Shares	Value*
Singapore—1.5%
Ascendas Real Estate Investment Trust REIT	4,520	$9,353
CapitaCommercial Trust REIT	3,940	5,278
CapitaLand Ltd.	5,850	18,378
CapitaMall Trust REIT	5,170	8,960
CapitaMalls Asia Ltd.	3,240	5,424
City Developments Ltd.	980	8,805
Global Logistic Properties Ltd.	4,700	9,640
Keppel Land Ltd.	1,600	5,357
UOL Group Ltd.	1,110	5,823

		77,018

Switzerland—0.2%
Swiss Prime Site AG	110	8,831

United Kingdom—1.2%
British Land Co. PLC REIT	1,750	15,026
Hammerson PLC REIT	1,580	11,817
Intu Properties PLC REIT	1,220	6,141
Land Securities Group PLC REIT	1,750	21,979
Segro PLC REIT	1,800	6,968

		61,931

United States—16.9%
American Capital Agency Corp. REIT	750	23,790
American Tower Corp.	850	65,960
Annaly Capital Management, Inc. REIT	2,120	32,839
AvalonBay Communities, Inc. REIT	250	31,208
Boston Properties, Inc. REIT	340	35,319
Camden Property Trust REIT	180	12,445
CBRE Group, Inc., Class A (e)	720	17,402
Digital Realty Trust, Inc. REIT	270	18,085
Duke Realty Corp. REIT	650	10,504
Equity Residential REIT	700	38,528
Federal Realty Investment Trust REIT	140	14,869
General Growth Properties, Inc. REIT	980	18,757
HCP, Inc. REIT	1,030	50,346
Health Care REIT, Inc. REIT	570	36,560
Host Hotels & Resorts, Inc. REIT	1,620	27,005
Kimco Realty Corp. REIT	910	19,811
Liberty Property Trust REIT	250	9,698
Macerich Co. REIT	310	18,634
Plum Creek Timber Co., Inc.	370	17,945
Prologis, Inc. REIT	1,010	39,329
Public Storage	320	48,387
Rayonier, Inc.	280	15,644
Realty Income Corp. REIT	300	13,695
Regency Centers Corp. REIT	190	9,857
Simon Property Group, Inc. REIT	670	106,436
SL Green Realty Corp. REIT	210	17,140
UDR, Inc. REIT	550	13,123
Ventas, Inc. REIT	670	47,423
Vornado Realty Trust REIT	360	28,876
Weyerhaeuser Co. REIT	1,150	33,822

		873,437

Total Common Stock (cost—$1,774,531)		1,852,018

	Principal Amount (000s)
U.S. TREASURY OBLIGATIONS (b)—19.1%
U.S. Treasury Inflation Index Bonds
2.125%, 2/15/40	$53	76,093
2.375%, 1/15/25	97	130,947
3.875%, 4/15/29	70	114,046
U.S. Treasury Inflation Index Notes
0.625%, 7/15/21	173	197,824
2.375%, 1/15/17	399	466,055

Total U.S. Treasury Obligations (cost—$990,702)		984,965

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

February 28, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*
Total Investments (cost—$5,025,169) (a)—99.2%		$5,124,105
Other assets less liabilities—0.8%		43,405

Net Assets—100.0%		$5,167,510

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $891,672, representing 17.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(c)	Affiliated fund.
(d)	Institutional Class share of each mutual fund.
(e)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of February 28, 2013 were as follows:

Mutual Funds	44.3%
Real Estate Investment Trust	24.5%
U.S. Treasury Inflation Indexed Notes	12.8%
Real Estate Management & Development	11.3%
U.S. Treasury Inflation Indexed Bonds	6.3%
Other assets less liabilities	0.8%

100.0%

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK—84.6%

Brazil—7.7%
Brasil Insurance Participacoes e Administracao S.A.	2,200	$23,285
Cia de Saneamento Basico do Estado de Sao Paulo (d)	500	24,242
Cia de Saneamento de Minas Gerais	1,000	25,917
Cia Energetica de Minas Gerais	2,000	22,734
Cielo S.A.	800	24,019
Energias do Brasil S.A.	4,200	25,483
Even Construtora e Incorporadora S.A.	4,800	24,250
Grendene S.A.	2,700	25,017
Minerva S.A.	4,100	26,720
Sul America S.A. UNIT	2,700	25,740
Transmissora Alianca de Energia Eletrica S.A. UNIT	2,200	25,841
Vale S.A.	1,300	24,826

		298,074

Chile—1.3%
Administradora de Fondos de Pensiones Provida S.A. ADR	249	25,796
Corpbanca S.A. ADR	1,100	24,222

		50,018

China—18.2%
Anhui Expressway Co., Class H	40,400	23,113
Anhui Gujing Distillery Co., Ltd., Class B	7,200	23,183
Anxin-China Holdings Ltd.	106,000	24,442
Bank of China Ltd., Class H	51,000	24,106
Bosideng International Holdings Ltd.	77,000	23,891
China Communications Services Corp. Ltd., Class H	42,000	26,374
China Construction Bank Corp., Class H	30,000	24,714
China Mobile Ltd.	2,200	24,158
China Petroleum & Chemical Corp., Class H	22,000	24,981
Chongqing Machinery & Electric Co., Ltd., Class H	141,000	22,855
CP Pokphand Co., Ltd.	205,000	25,352
CSG Holding Co., Ltd., Class B	34,700	29,713
Datang International Power Generation Co., Ltd., Class H	57,000	24,657
Honghua Group Ltd.	60,000	29,342
Industrial & Commercial Bank of China Ltd., Class H	34,000	24,375
Inner Mongolia Yitai Coal Co., Ltd., Class B	4,000	23,041
Kingsoft Corp. Ltd.	30,000	25,943
Luthai Textile Co., Ltd., Class B	24,200	23,492
Minth Group Ltd.	18,000	23,517
PetroChina Co., Ltd., Class H	19,000	26,040
REXLot Holdings Ltd.	275,000	25,140
Shenzhen International Holdings Ltd.	200,000	28,357
Shenzhen Investment Ltd.	55,000	23,933
Shenzhou International Group Holdings Ltd.	9,500	26,992
Skyworth Digital Holdings Ltd.	40,000	26,868
TCL Multimedia Technology Holdings Ltd.	37,000	29,357
Tianjin Port Development Holdings Ltd.	170,000	25,616
Zhejiang Expressway Co., Ltd., Class H	30,000	25,214

		708,766

Czech Republic—1.2%
CEZ AS	716	21,525
Philip Morris CR AS	41	24,589

		46,114

Egypt—0.6%
Eastern Tobacco	1,699	25,206

Hong Kong—3.4%
Emperor International Holdings	72,000	22,546
NagaCorp Ltd.	34,000	27,008
Singamas Container Holdings Ltd.	84,000	23,962
Television Broadcasts Ltd.	3,000	22,847
Truly International Holdings	86,000	33,796

		130,159

Hungary—0.6%
EGIS Pharmaceuticals PLC	290	24,023

India—1.2%
Sterlite Industries India Ltd. ADR	3,400	23,970
Tata Motors Ltd. ADR	904	24,535

		48,505

	Shares	Value*
Indonesia—3.2%
Astra Agro Lestari Tbk PT	10,000	$19,067
Indofood Sukses Makmur Tbk PT	35,800	26,991
Perusahaan Gas Negara Persero Tbk PT	48,500	24,065
Surya Semesta Internusa Tbk PT	187,000	28,999
Telekomunikasi Indonesia Persero Tbk PT	23,000	25,604

		124,726

Korea (Republic of)—11.2%
BS Financial Group, Inc.	1,770	25,564
Daou Technology, Inc.	1,640	26,563
DGB Financial Group, Inc.	1,750	26,250
Dongbu Insurance Co., Ltd.	526	22,988
Dongsuh Co., Inc.	1,400	27,463
Doosan Corp.	174	20,660
Hanwha Life Insurance Co., Ltd.	3,640	24,403
Hite Jinro Co., Ltd. (d)	790	24,877
Hyundai Marine & Fire Insurance Co., Ltd.	730	21,165
Hyundai Motor Co.	129	25,809
KT Corp.	774	25,447
KT&G Corp.	299	21,317
LIG Insurance Co., Ltd.	960	20,687
Meritz Fire & Marine Insurance Co., Ltd.	1,830	19,606
NEO Holdings Co., Ltd. (c)	164	203
Samsung Electronics Co., Ltd.	19	26,911
Sindoh Co., Ltd.	436	26,172
SK Telecom Co., Ltd.	153	25,225
Tongyang Life Insurance, Ltd.	2,190	22,228

		433,538

Malaysia—1.4%
Malayan Banking Bhd.	8,700	25,758
UOA Development Bhd.	44,600	26,818

		52,576

Mexico—0.5%
America Movil S.A.B. de C.V., Ser. L	18,500	19,334

Peru—1.2%
Intercorp Financial Services, Inc., Ser., Inc.	645	25,439
Southern Copper Corp.	560	21,162

		46,601

Philippines—0.6%
Lopez Holdings Corp.	136,500	25,183

Poland—2.4%
KGHM Polska Miedz S.A.	379	21,489
Lubelski Wegiel Bogdanka S.A.	583	23,702
Powszechny Zaklad Ubezpieczen S.A.	193	24,431
Synthos S.A.	14,100	24,498

		94,120

Russian Federation—6.1%
Acron JSC (c)	532	24,919
Gazprom Neft OAO (c)	5,272	23,724
Gazprom OAO (c)	5,163	23,182
Globaltrans Investment PLC GDR	1,552	24,816
Lukoil OAO (c)	379	24,430
Mobile Telesystems OJSC (c)	2,798	24,371
Rosneft OAO (c)	2,939	23,483
Sberbank of Russia (c)	7,046	24,027
Tatneft OAO (c)	3,502	23,253
TNK-BP Holding (c)	10,500	21,735

		237,940

Singapore—2.3%
Ascendas India Trust UNIT	34,000	22,925
Lippo Malls Indonesia Retail Trust REIT	52,000	21,796
Mapletree Logistics Trust REIT	23,000	22,641

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
Venture Corp. Ltd.	3,000	$20,668

		88,030

South Africa—6.0%
Fountainhead Property Trust UNIT REIT	24,578	23,737
Gold Fields Ltd.	2,046	16,770
Imperial Holdings Ltd.	1,059	24,280
JD Group Ltd.	5,304	23,100
Lewis Group Ltd.	2,627	18,948
Mondi Ltd.	2,057	26,051
MTN Group Ltd.	1,181	22,969
S.A. Corporate Real Estate Fund Nominees Pty Ltd. UNIT	56,995	25,417
Sasol Ltd.	557	23,690
Sibanye Gold Ltd. (d)	2,046	2,951
Vukile Property Fund Ltd. UNIT REIT	12,119	24,119

		232,032

Taiwan—7.1%
AmTRAN Technology Co., Ltd.	35,000	24,560
Chicony Electronics Co., Ltd.	9,000	23,735
China Synthetic Rubber Corp.	23,000	25,811
Gigabyte Technology Co., Ltd.	29,000	25,774
Inventec Corp.	63,000	25,281
King Yuan Electronics Co., Ltd.	41,000	26,939
Lite-On Technology Corp.	18,000	27,912
Mega Financial Holding Co., Ltd.	29,000	24,119
Pou Chen Corp.	25,000	25,564
Taiwan Semiconductor Manufacturing Co., Ltd.	7,000	24,747
TXC Corp.	14,000	22,245

		276,687

Thailand—4.5%
Bangchak Petroleum PCL NVDR	21,500	28,017
Bangkok Expressway PCL NVDR	18,300	26,475
Delta Electronics Thailand PCL NVDR	20,900	26,681
PTT Exploration & Production PCL NVDR	4,300	22,784
PTT PCL NVDR	2,000	23,533
Thai Oil PCL NVDR	10,400	24,449
Thai Tap Water Supply PCL NVDR	68,300	24,369

		176,308

Turkey—3.9%
Arcelik AS ADR	800	24,840
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	21,261	24,584
Tekfen Holding AS ADR	3,000	24,750
Tupras Turkiye Petrol Rafinerileri AS GDR (a)	4,600	25,779
Turk Telekomunikasyon AS ADR	3,100	25,577
Turkiye Is Bankasi GDR (a)	7,000	24,985

		150,515

Total Common Stock (cost—$3,096,037)		3,288,455

	Units
WARRANTS (d)—7.3%
India—7.3%
Apollo Tyres Ltd.,
expires 12/30/15	16,000	24,320
Bajaj Holdings & Investments Ltd.
expires 6/12/16	1,404	24,668
GAIL India Ltd.,
expires 1/16/17	4,066	24,884
Hexaware Technologies Ltd.,
expires 5/6/16	14,200	22,578
India Cements Ltd.,
expires 6/30/15	14,300	22,308
Indiabulls Finanicial Services Ltd.,
expires 9/28/15	5,100	23,613

	Units	Value*
NMDC Ltd.,
expires 6/30/15	9,100	$22,932
Oil & Natural Gas Corp. Ltd.,
expires 5/13/15 (a)	4,200	24,234
Oil India Ltd.,
expires 9/18/19	2,500	24,275
Power Finance Corp. Ltd.,
expires 3/27/17	6,200	22,878
Rural Electrification Corp. Ltd.,
expires 12/2/14	5,340	22,428
Tata Chemicals Ltd.,
expires 6/9/16	4,000	24,080

Total Warrants (cost—$286,286)		283,198

PREFERRED STOCK—4.4%	Shares
Brazil—4.4%
AES Tiete S.A.	2,400	24,723
Banco ABC Brasil S.A.	3,300	24,174
Banco Bradesco S.A.	1,300	23,197
Cia Energetica do Ceara, Class A	1,200	26,069
Itau Unibanco Holding S.A.	1,400	24,804
Petroleo Brasileiro S.A.	2,700	22,657
Telefonica Brasil S.A.	1,000	26,341

Total Preferred Stock (cost—$168,828)		171,965

	Principal Amount (000s)
Repurchase Agreements—3.5%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $136,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $144,523 including accrued interest (cost—$136,000)	$136	136,000

Total Investments (cost—$3,687,151) (b)—99.8%		3,879,618
Other assets less liabilities—0.2%		6,362

Net Assets—100.0%		$3,885,980

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $2,221,347, representing 57.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $213,327, representing 5.5% of net assets.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

February 28, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of February 28, 2013 were as follows:

Oil, Gas & Consumable Fuels	11.8%
Insurance	5.8%
Commercial Banks	5.7%
Electric Utilities	3.9%
Metals & Mining	3.4%
Transportation Infrastructure	3.4%
Electronic Equipment, Instruments & Components	3.3%
Textiles, Apparel & Luxury Goods	3.2%
Real Estate Management & Development	3.1%
Wireless Telecommunication Services	3.0%
Household Durables	2.7%
Computers & Peripherals	2.6%
Chemicals	2.6%
Food Products	2.5%
Banking	2.5%
Diversified Financial Services	2.5%
Real Estate Investment Trust	2.5%
Diversified Telecommunication Services	2.1%
Semiconductors & Semiconductor Equipment	2.0%
Water Utilities	1.9%
Tobacco	1.7%
Construction Materials	1.4%
Telecommunications	1.4%
Hotels, Restaurants & Leisure	1.3%
Automobiles	1.3%
Beverages	1.2%
Media	1.2%
Auto Components	1.2%
IT Services	1.2%
Industrial Conglomerates	1.1%
Specialty Retail	1.1%
Energy Equipment & Services	0.8%
Construction & Engineering	0.7%
Food & Staples Retailing	0.7%
Internet Software & Services	0.7%
Office Electronics	0.7%
Paper & Forest Products	0.7%
Software	0.7%
Capital Markets	0.7%
Holding Companies-Diversified	0.6%
Home Furnishings	0.6%
Road & Rail	0.6%
Independent Power Producers & Energy Traders	0.6%
Health Care Providers & Services	0.6%
Distributors	0.6%
Gas Utilities	0.6%
Pharmaceuticals	0.6%
Machinery	0.6%
Oil & Gas	0.6%
Repurchase Agreements	3.5%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK—98.1%

Australia—1.9%
Telstra Corp. Ltd.	252,100	$1,179,982

Brazil—5.6%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (b)	25,600	1,238,016
Cia Energetica de Minas Gerais ADR	84,425	1,004,657
Vale S.A. ADR	63,700	1,209,663

		3,452,336

Canada—2.0%
Barrick Gold Corp.	39,900	1,206,576

France—5.8%
Sanofi	12,300	1,161,584
Total S.A.	48,400	2,416,403

		3,577,987

Germany—3.8%
RWE AG	33,100	1,213,361
Siemens AG	10,800	1,120,943

		2,334,304

Hong Kong—3.9%
First Pacific Co., Ltd.	923,400	1,212,575
Yue Yuen Industrial Holdings Ltd.	358,576	1,211,456

		2,424,031

Israel—1.8%
Israel Chemicals Ltd.	85,000	1,095,727

Japan—6.1%
ITOCHU Corp.	105,800	1,220,794
Mizuho Financial Group, Inc.	565,200	1,243,113
Sega Sammy Holdings, Inc.	71,200	1,315,040

		3,778,947

Korea (Republic of)—6.1%
POSCO	3,700	1,205,047
SK Telecom Co., Ltd.	15,433	2,544,378

		3,749,425

Russian Federation—2.0%
Lukoil OAO ADR	18,800	1,212,600

South Africa—3.9%
Sasol Ltd. ADR	55,700	2,381,175

Spain—1.7%
Banco Santander S.A.	140,242	1,061,892

Switzerland—3.8%
Credit Suisse Group AG (b)	43,600	1,162,278
Zurich Insurance Group AG (b)	4,400	1,201,306

		2,363,584

United Kingdom—10.0%
AstraZeneca PLC	54,700	2,480,378
BAE Systems PLC	242,800	1,304,366
TESCO PLC	211,300	1,182,906

	Shares	Value*
Vodafone Group PLC	460,300	$1,154,522

		6,122,172

United States—39.7%
Altria Group, Inc.	36,400	1,221,220
Annaly Capital Management, Inc. REIT	79,100	1,225,259
Axis Capital Holdings Ltd.	32,900	1,340,017
CA, Inc.	50,000	1,224,500
Cisco Systems, Inc.	115,900	2,416,515
ConocoPhillips	21,100	1,222,745
Ensco PLC, Class A	19,500	1,172,730
Intel Corp.	58,700	1,223,895
International Paper Co.	29,000	1,276,290
JPMorgan Chase & Co.	25,800	1,262,136
Kimberly-Clark Corp.	13,300	1,253,924
Microsoft Corp.	44,100	1,225,980
Northrop Grumman Corp.	18,500	1,215,080
Pfizer, Inc.	44,000	1,204,280
Phillips 66	19,250	1,211,980
PNC Financial Services Group, Inc.	20,500	1,278,995
Seagate Technology PLC	37,300	1,199,568
Staples, Inc.	79,200	1,043,856
Xerox Corp.	153,500	1,244,885

		24,463,855

Total Common Stock (cost—$57,004,723)		60,404,593

	Principal Amount (000s)
Repurchase Agreements—1.2%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $742,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $762,032 including accrued interest (cost—$742,000)	$742	742,000

Total Investments (cost—$57,746,723) (a)—99.3%		61,146,593
Other assets less liabilities—0.7%		432,190

Net Assets—100.0%		$61,578,783

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $27,688,051, representing 45.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

February 28, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of February 28, 2013 were as follows:

Oil, Gas & Consumable Fuels	13.8%
Pharmaceuticals	7.9%
Wireless Telecommunication Services	6.0%
Metals & Mining	6.0%
Commercial Banks	5.8%
Insurance	4.1%
Aerospace & Defense	4.1%
Diversified Financial Services	4.0%
Software	4.0%
Communications Equipment	3.9%
Leisure Equipment & Products	2.1%
Paper & Forest Products	2.1%
Household Products	2.0%
Office Electronics	2.0%
Water Utilities	2.0%
Real Estate Investment Trust	2.0%
Semiconductors & Semiconductor Equipment	2.0%
Tobacco	2.0%
Trading Companies & Distributors	2.0%
Multi-Utilities	2.0%
Textiles, Apparel & Luxury Goods	1.9%
Computers & Peripherals	1.9%
Food & Staples Retailing	1.9%
Diversified Telecommunication Services	1.9%
Energy Equipment & Services	1.9%
Capital Markets	1.9%
Industrial Conglomerates	1.8%
Chemicals	1.8%
Specialty Retail	1.7%
Electric Utilities	1.6%
Repurchase Agreements	1.2%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK—94.0%

Australia—6.9%
Bendigo and Adelaide Bank Ltd.	2,700	$27,320
Cabcharge Australia Ltd.	10,700	52,477
Cardno Ltd.	4,300	31,396
Charter Hall Retail REIT	9,300	37,469
Harvey Norman Holdings Ltd.	12,000	30,445
Mermaid Marine Australia Ltd.	11,600	50,157
Myer Holdings Ltd.	21,600	61,403
Primary Health Care Ltd.	14,900	75,079
Southern Cross Media Group Ltd.	28,400	44,640
SP AusNet	54,000	65,679

		476,065

Austria—1.1%
EVN AG	2,300	32,876
RHI AG	1,400	46,794

		79,670

Belgium—0.9%
Barco NV	700	59,320

Brazil—1.1%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (b)	1,600	77,376

Canada—9.4%
Atco Ltd., Class I	500	43,200
Calfrac Well Services Ltd.	2,400	56,786
Canyon Services Group, Inc.	3,200	31,620
Cogeco, Inc.	1,600	61,456
Cott Corp.	6,900	65,895
Genworth MI Canada, Inc.	2,100	51,459
Horizon North Logistics, Inc.	10,800	61,370
Linamar Corp.	2,300	57,430
Maple Leaf Foods, Inc.	3,100	39,560
Methanex Corp.	900	32,922
Sherritt International Corp.	4,000	20,596
Torstar Corp., Class B	5,800	43,925
Total Energy Services, Inc.	3,000	41,309
Transcontinental, Inc., Class A	3,600	43,741

		651,269

Chile—0.4%
Administradora de Fondos de Pensiones Provida S.A. ADR	300	31,080

China—5.9%
CP Pokphand Co., Ltd.	451,200	55,800
Giant Interactive Group, Inc. ADR	9,100	56,420
Guangdong Investment Ltd.	85,700	73,778
Guangshen Railway Co., Ltd., Class H	174,800	83,457
REXLot Holdings Ltd.	705,900	64,531
Shougang Fushan Resources Group Ltd.	83,000	36,415
Zhejiang Expressway Co., Ltd., Class H	46,000	38,662

		409,063

Denmark—1.9%
H Lundbeck A/S	4,600	78,000
Schouw & Co.	1,700	50,213

		128,213

Finland—1.3%
Ramirent Oyj	5,700	60,151
Tieto Oyj	1,200	27,874

		88,025

France—4.5%
Arkema S.A.	400	40,554
Groupe Steria SCA	1,600	26,222
Ipsen S.A.	1,300	44,974
Neopost S.A.	500	28,908
Rallye S.A.	900	32,768
Sa des Ciments Vicat	600	35,156

	Shares	Value*
Saft Groupe S.A.	1,500	$40,572
Valeo S.A.	1,100	62,047

		311,201

Germany—1.2%
Leoni AG	900	40,439
NORMA Group AG	1,300	45,166

		85,605

Greece—1.1%
Costamare, Inc.	4,800	74,016

Hong Kong—3.6%
First Pacific Co., Ltd.	48,500	63,688
Giordano International Ltd.	27,500	27,652
Great Eagle Holdings Ltd.	11,600	46,154
Johnson Electric Holdings Ltd.	102,600	73,280
Singamas Container Holdings Ltd.	124,700	35,572

		246,346

Ireland—1.9%
C&C Group PLC	7,200	46,013
DCC PLC	1,700	59,758
Glanbia PLC	2,100	24,033

		129,804

Italy—0.6%
Piaggio & C SpA	15,100	38,811

Japan—20.2%
Aica Kogyo Co., Ltd.	3,500	58,230
Air Water, Inc.	4,000	54,138
Alpine Electronics, Inc.	3,900	37,531
Canon Electronics, Inc.	1,400	28,129
Daiichikosho Co., Ltd.	1,300	33,647
Daikyo, Inc.	12,800	30,753
Electric Power Development Co., Ltd.	1,300	33,379
Fukuoka Financial Group, Inc.	7,900	35,893
Higo Bank Ltd.	5,200	31,561
Hogy Medical Co., Ltd.	700	37,215
Idemitsu Kosan Co., Ltd.	500	45,425
Japan Aviation Electronics Industry Ltd.	6,600	50,566
Japan Petroleum Exploration Co.	900	34,105
Kaken Pharmaceutical Co., Ltd.	4,700	81,640
Kato Sangyo Co., Ltd.	3,100	58,048
KYORIN Holdings, Inc.	3,000	68,144
Megane TOP Co., Ltd.	5,000	56,900
Mitsubishi Gas Chemical Co., Inc.	7,400	52,332
Mitsubishi UFJ Lease & Finance Co., Ltd.	700	32,345
Namco Bandai Holdings, Inc.	3,700	58,845
Nichii Gakkan Co.	3,700	35,243
Nihon Kohden Corp.	1,000	34,741
Nippon Shokubai Co., Ltd.	3,100	28,775
Nippon Soda Co., Ltd.	6,900	31,630
NS Solutions Corp.	3,200	62,102
Sumitomo Forestry Co., Ltd.	3,600	35,517
Suruga Bank Ltd.	2,000	29,379
T-Gaia Corp.	2,600	28,542
Tosoh Corp.	13,200	35,870
Toyo Suisan Kaisha Ltd.	1,900	55,651
Unipres Corp.	2,700	60,290
Yokohama Rubber Co., Ltd.	4,400	41,234

		1,397,800

Korea (Republic of)—0.9%
SFA Engineering Corp.	1,200	64,961

Netherlands—1.7%
Aalberts Industries NV	2,600	57,421
BinckBank NV	2,800	28,232
Sligro Food Group NV	1,000	32,443

		118,096

New Zealand—1.8%
Infratil Ltd.	18,500	36,323
Kiwi Income Property Trust REIT	32,700	31,223

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
Telecom Corp. of New Zealand Ltd.	27,400	$54,833

		122,379

Norway—0.9%
TGS Nopec Geophysical Co. ASA	1,700	64,246

Panama—0.7%
Banco Latinoamericano de Comercio Exterior S.A.	2,100	50,778

Russian Federation—0.8%
CTC Media, Inc.	5,700	55,290

Singapore—2.1%
First Resources Ltd.	33,400	52,374
Lippo Malls Indonesia Retail Trust REIT	92,200	38,646
UOL Group Ltd.	10,100	52,988

		144,008

South Africa—0.7%
African Bank Investments Ltd.	14,300	45,659

Spain—1.8%
Construcciones y Auxiliar de Ferrocarriles S.A.	110	47,064
Duro Felguera S.A.	4,800	33,188
Grupo Catalana Occidente S.A.	2,000	44,691

		124,943

Sweden—1.5%
Loomis AB, Class B	2,500	47,912
Saab AB, Class B	2,400	52,654

		100,566

Switzerland—0.7%
AMS AG	400	49,211

Taiwan—0.6%
Gigabyte Technology Co., Ltd.	44,800	39,816

United Kingdom—17.2%
African Barrick Gold PLC	14,200	56,377
Bank of Georgia Holdings PLC	2,600	54,935
Beazley PLC	19,200	58,877
Berendsen PLC	6,900	71,314
Bodycote PLC	7,200	59,448
Carillion PLC	4,700	21,956
Catlin Group Ltd.	4,500	34,419
Debenhams PLC	44,100	63,049
Ferrexpo PLC	7,000	23,982
Go-Ahead Group PLC	1,400	30,209
Greene King PLC	5,500	58,043
Inchcape PLC	7,800	59,602
Intermediate Capital Group PLC	5,000	29,541
Interserve PLC	5,400	40,360
JD Wetherspoon PLC	3,600	28,536
Kcom Group PLC	42,900	49,755
Marston’s PLC	21,700	46,163
Mondi PLC	5,000	63,820
Morgan Crucible Co. PLC	15,600	69,270
TalkTalk Telecom Group PLC	18,200	70,130
Tullett Prebon PLC	9,300	39,332
United Drug PLC	15,500	67,321
WH Smith PLC	5,500	56,181
William Hill PLC	5,600	34,328

		1,186,948

	Shares	Value*
United States—0.6%
Maiden Holdings Ltd.	4,000	$40,320

Total Common Stock (cost—$5,590,526)		6,490,885

PREFERRED STOCK—1.3%

Germany—1.3%
Hornbach Holding AG	500	36,085
Jungheinrich AG	1,200	52,612

Total Preferred Stock (cost—$69,674)		88,697

	Principal Amount (000s)
Repurchase Agreements—4.0%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $275,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $282,477 including accrued interest (cost—$275,000)	$275	275,000

Total Investments (cost—$5,935,200) (a)—99.3%		6,854,582
Other assets less liabilities—0.7%		45,713

Net Assets—100.0%		$6,900,295

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $5,002,335, representing 72.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

February 28, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of February 28, 2013 were as follows:

Machinery	5.8%
Chemicals	4.1%
Commercial Services & Supplies	4.0%
Pharmaceuticals	4.0%
Auto Components	3.8%
Media	3.4%
Hotels, Restaurants & Leisure	3.3%
Commercial Banks	3.3%
Food Products	3.2%
Specialty Retail	2.9%
Electronic Equipment, Instruments & Components	2.9%
Energy Equipment & Services	2.8%
Insurance	2.6%
Health Care Providers & Services	2.6%
Diversified Telecommunication Services	2.5%
Multiline Retail	2.2%
Water Utilities	2.2%
Diversified Financial Services	2.1%
Metals & Mining	2.0%
Electric Utilities	2.0%
Real Estate Management & Development	1.9%
Capital Markets	1.8%
Marine	1.8%
Food & Staples Retailing	1.8%
IT Services	1.7%
Electrical Equipment	1.7%
Beverages	1.7%
Road & Rail	1.6%
Real Estate Investment Trust	1.6%
Industrial Conglomerates	1.5%
Construction & Engineering	1.4%
Construction Materials	1.2%
Oil, Gas & Consumable Fuels	1.2%
Household Durables	1.0%
Health Care Equipment & Supplies	1.0%
Paper & Forest Products	0.9%
Trading Companies & Distributors	0.9%
Distributors	0.9%
Leisure Equipment & Products	0.9%
Building Products	0.8%
Software	0.8%
Aerospace & Defense	0.8%
Thrifts & Mortgage Finance	0.7%
Semiconductors & Semiconductor Equipment	0.7%
Multi-Utilities	0.6%
Computers & Peripherals	0.6%
Automobiles	0.6%
Transportation Infrastructure	0.6%
Independent Power Producers & Energy Traders	0.5%
Office Electronics	0.4%
Repurchase Agreements	4.0%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI NFJ International Value II Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK—128.5%

Australia—2.2%
AMP Ltd.	9,800	$54,695
SP AusNet	20,300	24,691

		79,386

Austria—1.1%
OMV AG	900	39,091

Brazil—3.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (b)	1,600	77,376
Vale S.A. ADR	3,300	62,667

		140,043

Canada—9.6%
Atco Ltd., Class I	600	51,840
Barrick Gold Corp.	1,000	30,323
Calfrac Well Services Ltd.	1,000	23,661
Canadian Imperial Bank of Commerce	500	40,310
Cogeco Cable, Inc.	900	37,405
Genworth MI Canada, Inc.	1,600	39,207
Manulife Financial Corp.	3,600	53,411
Maple Leaf Foods, Inc.	1,900	24,246
Power Financial Corp.	1,700	49,174

		349,577

China—3.8%
China Petroleum & Chemical Corp., Class H	35,900	40,764
CNOOC Ltd.	21,800	42,662
Guangdong Investment Ltd.	64,700	55,700

		139,126

Denmark—3.1%
Carlsberg A/S, Class B	500	51,386
H Lundbeck A/S	3,700	62,739

		114,125

France—7.6%
Arkema S.A.	400	40,553
AXA S.A.	2,800	48,439
Cie Generale des Etablissements Michelin	400	35,628
Rallye S.A.	700	25,486
Sanofi	800	75,550
Valeo S.A.	900	50,766

		276,422

Germany—3.0%
Bayerische Motoren Werke AG	400	36,776
Deutsche Boerse AG	600	37,129
Muenchener Rueckversicherungs AG	200	35,876

		109,781

Hong Kong—5.5%
First Pacific Co., Ltd.	51,600	67,759
Jardine Strategic Holdings Ltd.	1,200	46,040
Wheelock & Co., Ltd.	10,200	55,198
Yue Yuen Industrial Holdings Ltd.	9,100	30,745

		199,742

India—2.3%
Sterlite Industries India Ltd. ADR	6,000	42,300
Tata Motors Ltd. ADR	1,500	40,710

		83,010

Ireland—1.2%
C&C Group PLC	6,900	44,096

Israel—3.1%
Israel Chemicals Ltd. ADR	3,700	48,914
Teva Pharmaceutical Industries Ltd. ADR	1,700	63,580

		112,494

	Shares	Value*
Japan—24.7%
Asahi Group Holdings Ltd.	3,500	$88,367
Central Japan Railway Co.	500	48,590
Chiba Bank Ltd.	5,900	37,605
Daiichikosho Co., Ltd.	1,800	46,588
Electric Power Development Co., Ltd.	1,500	38,514
Hoya Corp.	1,700	32,550
Idemitsu Kosan Co., Ltd.	500	45,425
IHI Corp.	18,700	52,444
Kaken Pharmaceutical Co., Ltd.	2,300	39,952
KDDI Corp.	900	67,595
KYORIN Holdings, Inc.	1,000	22,714
Marubeni Corp.	5,200	37,928
Mitsui & Co., Ltd.	4,600	68,096
Nihon Kohden Corp.	600	20,844
Nippon Shokubai Co., Ltd.	3,800	35,272
Nippon Telegraph & Telephone Corp.	1,800	82,247
Nissan Motor Co., Ltd.	3,000	30,394
Otsuka Holdings Co., Ltd.	1,100	35,237
Suruga Bank Ltd.	2,800	41,131
Toyo Suisan Kaisha Ltd.	1,000	29,290

		900,783

Korea (Republic of)—3.1%
KT Corp. ADR (b)	2,200	35,596
POSCO ADR	600	48,414
Shinhan Financial Group Co., Ltd. ADR (b)	800	31,088

		115,098

Netherlands—1.1%
Aalberts Industries NV	1,800	39,753

Norway—3.0%
Statoil ASA	2,700	67,027
Yara International ASA	900	42,911

		109,938

Russian Federation—2.3%
Gazprom OAO ADR	4,300	38,184
Lukoil OAO ADR	700	45,150

		83,334

Singapore—2.8%
First Resources Ltd.	13,000	20,385
Golden Agri-Resources Ltd.	83,500	43,682
UOL Group Ltd.	7,600	39,872

		103,939

South Africa—2.1%
MTN Group Ltd. ADR	2,000	39,300
Sasol Ltd. ADR	900	38,475

		77,775

Spain—3.0%
Duro Felguera S.A.	5,400	37,336
Enagas S.A.	1,100	26,289
Mapfre S.A.	14,200	46,071

		109,696

Sweden—0.8%
Saab AB, Class B	1,300	28,521

Switzerland—2.5%
Aryzta AG (b)	400	22,944
Roche Holdings AG	300	68,642

		91,586

Taiwan—1.2%
Advanced Semiconductor Engineering, Inc. ADR	10,495	43,344

Schedule of Investments

AllianzGI NFJ International Value II Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
Turkey—1.2%
KOC Holding AS ADR	1,675	$44,387

United Kingdom—34.4%
Aberdeen Asset Management PLC	4,400	28,624
African Barrick Gold PLC	7,800	30,967
AstraZeneca PLC	1,300	58,949
Aviva PLC	8,400	45,210
BAE Systems PLC	7,600	40,829
BP PLC	6,200	41,574
BT Group PLC	15,800	64,128
Centrica PLC	6,100	32,532
G4S PLC	10,200	44,849
GlaxoSmithKline PLC	3,000	66,110
Greene King PLC	3,600	37,992
HSBC Holdings PLC	4,700	52,056
Imperial Tobacco Group PLC	1,700	61,538
Inchcape PLC	5,600	42,791
Kingfisher PLC	10,100	42,311
Marks & Spencer Group PLC	7,500	42,108
Mondi PLC	4,400	56,162
Old Mutual PLC	14,737	45,104
Reckitt Benckiser Group PLC	700	46,941
Rio Tinto PLC	1,100	58,820
Royal Dutch Shell PLC, Class A	2,000	65,689
Sage Group PLC	8,700	44,824
Smith & Nephew PLC	3,900	41,776
TESCO PLC	10,000	55,982
Vodafone Group PLC	27,400	68,725
William Hill PLC	6,600	40,458

		1,257,049

Total Investments (cost—$4,173,367) (a)—128.5%		4,692,096
Liabilities in excess of other assets—(28.5)%		(1,041,404)

Net Assets—100.0%		$3,650,692

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $3,489,611, representing 95.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value II Fund

February 28, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2013 were as follows:

Pharmaceuticals	13.6%
Oil, Gas & Consumable Fuels	12.6%
Insurance	10.3%
Metals & Mining	7.5%
Commercial Banks	5.4%
Diversified Telecommunication Services	5.1%
Beverages	5.0%
Wireless Telecommunication Services	4.9%
Chemicals	4.6%
Food Products	3.8%
Water Utilities	3.6%
Machinery	3.5%
Automobiles	2.9%
Trading Companies & Distributors	2.9%
Diversified Financial Services	2.9%
Real Estate Management & Development	2.6%
Auto Components	2.4%
Multi-Utilities	2.3%
Media	2.3%
Food & Staples Retailing	2.2%
Hotels, Restaurants & Leisure	2.1%
Aerospace & Defense	1.9%
Health Care Equipment & Supplies	1.8%
Tobacco	1.7%
Paper & Forest Products	1.5%
Road & Rail	1.3%
Household Products	1.3%
Industrial Conglomerates	1.3%
Commercial Services & Supplies	1.2%
Software	1.2%
Holding Companies-Diversified	1.2%
Semiconductors & Semiconductor Equipment	1.2%
Distributors	1.2%
Specialty Retail	1.2%
Multiline Retail	1.2%
Thrifts & Mortgage Finance	1.1%
Independent Power Producers & Energy Traders	1.1%
Electronic Equipment, Instruments & Components	0.9%
Textiles, Apparel & Luxury Goods	0.8%
Capital Markets	0.8%
Gas Utilities	0.7%
Electric Utilities	0.7%
Energy Equipment & Services	0.7%
Liabilities in excess of other assets	(28.5)%

100.0%

Schedule of Investments

AllianzGI Redwood Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK (a)—87.0%

Aerospace & Defense—0.7%
Boeing Co.	900	$69,210

Beverages—1.3%
Monster Beverage Corp. (b)	2,300	115,989

Building Products—2.0%
Owens Corning (b)	4,800	186,288

Chemicals—4.2%
LyondellBasell Industries NV, Class A	3,700	216,894
Potash Corp. of Saskatchewan, Inc.	4,300	172,387

		389,281

Commercial Banks—2.4%
Comerica, Inc.	6,500	223,470

Communications Equipment—2.9%
F5 Networks, Inc. (b)	1,300	122,759
Juniper Networks, Inc. (b)	7,000	144,760

		267,519

Computers & Peripherals—4.9%
Apple, Inc.	400	176,560
NetApp, Inc. (b)	3,900	131,937
SanDisk Corp. (b)	2,900	146,131

		454,628

Diversified Consumer Services—1.3%
Weight Watchers International, Inc.	2,800	119,952

Diversified Financial Services—3.7%
Citigroup, Inc.	8,300	348,351

Energy Equipment & Services—2.7%
Cameron International Corp. (b)	4,000	254,880

Food & Staples Retailing—1.4%
Whole Foods Market, Inc.	1,500	128,430

Food Products—2.6%
Mead Johnson Nutrition Co.	3,200	239,712

Health Care Equipment & Supplies—0.9%
Baxter International, Inc.	1,200	81,120

Health Care Providers & Services—10.9%
Aetna, Inc.	6,500	306,735
Express Scripts Holding Co. (b)	3,600	204,876
HCA Holdings, Inc.	9,700	359,773
UnitedHealth Group, Inc.	2,700	144,315

		1,015,699

Hotels, Restaurants & Leisure—4.5%
Las Vegas Sands Corp.	8,100	417,069

Household Durables—1.4%
Lennar Corp., Class A	3,300	127,347

Industrial Conglomerates—2.7%
Danaher Corp.	4,100	252,560

Internet Software & Services—0.8%
Akamai Technologies, Inc. (b)	2,000	73,920

IT Services—1.2%
Western Union Co.	8,100	113,643

Media—3.6%
CBS Corp., Class B	7,800	338,442

Metals & Mining—2.7%
Freeport-McMoRan Copper & Gold, Inc.	2,500	79,800
U.S. Steel Corp.	8,400	175,056

		254,856

	Shares	Value*
Oil, Gas & Consumable Fuels—4.1%
CONSOL Energy, Inc.	2,900	$93,235
EOG Resources, Inc.	900	113,139
Southwestern Energy Co. (b)	5,100	174,777

		381,151

Personal Products—2.5%
Estee Lauder Cos., Inc., Class A	3,600	230,760

Pharmaceuticals—2.6%
Allergan, Inc.	2,200	238,524

Semiconductors & Semiconductor Equipment—4.0%
Broadcom Corp., Class A	5,500	187,605
Intel Corp.	8,900	185,565

		373,170

Software—9.1%
Citrix Systems, Inc. (b)	2,100	148,890
Microsoft Corp.	8,200	227,960
Oracle Corp.	11,300	387,138
TIBCO Software, Inc. (b)	3,800	81,510

		845,498

Specialty Retail—1.8%
Abercrombie & Fitch Co., Class A	1,500	69,945
Tiffany & Co.	1,400	94,024

		163,969

Textiles, Apparel & Luxury Goods—1.8%
Coach, Inc.	3,500	169,155

Trading Companies & Distributors—2.3%
United Rentals, Inc. (b)	4,000	213,640

Total Common Stock (cost—$7,324,628)		8,088,233

	Principal Amount (000s)
Repurchase Agreements—32.6%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $3,027,001; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $3,087,543 including accrued interest (cost—$3,027,000)	$3,027	3,027,000

Total Investments, before options written (cost—$10,351,628)—119.6%		11,115,233

	Contracts
OPTIONS WRITTEN (b)(c)—(18.8)%

Call Options—(18.1)%
Abercrombie & Fitch Co.
strike price $38, expires 5/18/13	15	(14,137)
Aetna, Inc.
strike price $40, expires 7/20/13	65	(51,513)
Akamai Technologies, Inc.
strike price $28, expires 8/17/13	20	(19,200)
Allergan, Inc.
strike price $85, expires 1/18/14	22	(57,640)
Apple, Inc.
strike price $425, expires 5/18/13	4	(13,900)
Baxter International, Inc.
strike price $52.50, expires 4/20/13	12	(18,150)

Schedule of Investments

AllianzGI Redwood Fund

February 28, 2013 (unaudited) (continued)

	Contracts	Value*
Boeing Co.
strike price $67.50, expires 8/17/13	9	$(9,697)
Broadcom Corp.
strike price $30, expires 1/18/14	55	(33,138)
Cameron International Corp.
strike price $47, expires 1/18/14	40	(75,200)
CBS Corp.
strike price $25, expires 1/18/14	39	(71,955)
strike price $35, expires 1/18/14	39	(36,855)
Citigroup, Inc.
strike price $32, expires 6/22/13	83	(85,490)
Citrix Systems, Inc.
strike price $55, expires 1/18/14	21	(40,845)
Coach, Inc.
strike price $50, expires 1/18/14	35	(14,700)
Comerica, Inc.
strike price $30, expires 1/18/14	65	(35,588)
Consol Energy, Inc.
strike price $28, expires 7/20/13	29	(15,587)
Danaher Corp.
strike price $47, expires 1/18/14	41	(64,370)
EOG Resources, Inc.
strike price $97.50, expires 1/18/14	9	(29,655)
Estee Lauder Cos., Inc.
strike price $52.50, expires 1/18/14	36	(48,780)
Express Scripts Holding Co.
strike price $52.50, expires 5/18/13	36	(19,800)
F5 Networks, Inc.
strike price $80, expires 1/18/14	13	(28,600)
Freeport-McMoRan Copper & Gold, Inc.
strike price $31, expires 5/18/13	25	(5,700)
HCA Holdings, Inc.
strike price $31, expires 9/21/13	97	(70,810)
Intel Corp.
strike price $20, expires 5/18/13	41	(5,781)
strike price $21, expires 7/20/13	48	(4,800)
Juniper Networks, Inc.
strike price $17, expires 7/20/13	70	(29,925)
Las Vegas Sands Corp.
strike price $35.25, expires 1/18/14	81	(136,485)
Lennar Corp.
strike price $35, expires 1/18/14	33	(23,183)
LyondellBasell Industries
strike price $42.75, expires 1/18/14	37	(63,640)
Mead Johnson Nutrition Co.
strike price $65, expires 8/17/13	32	(35,120)
Microsoft Corp.
strike price $26, expires 4/20/13	82	(16,810)
Monster Beverage Corp.
strike price $45, expires 3/16/13	23	(16,675)
NetApp, Inc.
strike price $28, expires 6/22/13	39	(26,715)
Oracle Corp.
strike price $30, expires 1/18/14	113	(66,105)
Owens Corning
strike price $25, expires 1/18/14	48	(72,000)

	Contracts	Value*
Potash Corp. of Saskatchewan, Inc.
strike price $38, expires 3/16/13	43	$(9,761)
Sandisk Corp.
strike price $35, expires 4/20/13	29	(45,095)
Soutwestern Energy Co.
strike price $30, expires 3/16/13	51	(22,185)
TIBCO Software, Inc.
strike price $19, expires 8/17/13	38	(15,390)
Tiffany & Co.
strike price $50, expires 5/18/13	14	(24,150)
U.S. Steel Corp.
strike price $20, expires 1/18/14	84	(29,610)
United Rentals, Inc.
strike price $27, expires 1/18/14	40	(108,400)
UnitedHealth Group, Inc.
strike price $47, expires 1/18/14	27	(22,612)
Weight Watchers International, Inc.
strike price $45, expires 7/20/13	28	(7,840)
Western Union Co.
strike price $13, expires 8/17/13	81	(12,555)
Whole Foods Market, Inc.
strike price $73, expires 1/18/14	15	(24,263)

		(1,680,410)

Put Options—(0.7)%
American Express Co.
strike price $45, expires 1/18/14	76	(8,018)
AT&T, Inc.
strike price $31, expires 7/20/13	72	(2,592)
Baxter International, Inc.
strike price $62.50, expires 8/17/13	18	(4,500)
Cardinal Health, Inc.
strike price $40, expires 1/18/14	24	(3,300)
Caterpillar, Inc.
strike price $80, expires 1/18/14	24	(11,280)
Cliffs Natural Resources, Inc.
strike price $23, expires 7/20/13	51	(8,874)
Finisar Corp.
strike price $11, expires 9/21/13	151	(11,325)
Google, Inc.
strike price $545, expires 1/18/14	9	(6,435)
Harman International
strike price $35, expires 7/20/13	34	(2,890)
Hasbro, Inc.
strike price $32.50, expires 7/20/13	51	(1,912)
Safeway, Inc.
strike price $15, expires 6/22/13	110	(1,100)
United Continental Holdings
strike price $20, expires 1/18/14	59	(7,257)

		(69,483)

Total Options Written (premiums received—$1,813,170)		(1,749,893)

Total Investments, net of options written (cost—$8,538,458)—100.8%		9,365,340
Other liabilities in excess of other assets—(0.8)%		(70,235)

Net Assets—100.0%		$9,295,105

Schedule of Investments

AllianzGI Redwood Fund

February 28, 2013 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange
(d)	Transactions in options written for the three months ended February 28, 2013:

	Contracts	Premiums
Options outstanding, November 30, 2012	2,802	$2,119,873
Options written	2,100	1,389,833
Options terminated in closing transactions	(1,505)	(1,206,313)
Options exercised	(811)	(490,223)

Options outstanding, February 28, 2013	2,586	$1,813,170

Schedule of Investments

AllianzGI Short Duration High Income Fund

February 28, 2013 (unaudited)

	Principal Amount (000s)	Value*
CORPORATE BONDS & NOTES—82.8%

Aerospace & Defense—2.6%
Spirit Aerosystems, Inc.,
7.50%, 10/1/17	$2,160	$2,300,400
Triumph Group, Inc.,
8.00%, 11/15/17	4,880	5,246,000
8.625%, 7/15/18	340	379,950

		7,926,350

Banking—3.2%
Ally Financial, Inc.,
3.125%, 1/15/16	720	727,894
4.50%, 2/11/14	1,250	1,282,813
4.625%, 6/26/15	2,500	2,629,567
5.50%, 2/15/17	1,535	1,671,790
CIT Group, Inc.,
4.75%, 2/15/15 (a)(c)	1,615	1,707,863
5.00%, 5/15/17	1,567	1,674,731

		9,694,658

Chemicals—0.6%
Ashland, Inc. (a)(c),
3.00%, 3/15/16	840	854,700
3.875%, 4/15/18	840	856,800

		1,711,500

Coal—1.1%
CONSOL Energy, Inc.,
8.00%, 4/1/17	3,160	3,452,300

Commercial Services—4.7%
Avis Budget Car Rental LLC,
2.79%, 5/15/14 (e)	2,830	2,844,178
4.875%, 11/15/17 (a)(c)	6,140	6,216,750
Corrections Corp. of America, 7.75%, 6/1/17	3,450	3,638,456
United Rentals North America, Inc., 5.75%, 7/15/18	1,570	1,697,563

		14,396,947

Containers & Packaging—2.2%
Ball Corp.,
7.125%, 9/1/16	2,235	2,380,275
Sealed Air Corp., 7.875%, 6/15/17	4,175	4,415,062

		6,795,337

Diversified Financial Services—8.4%
Aircastle Ltd.,
6.75%, 4/15/17	1,470	1,628,025
CNH Capital LLC,
3.875%, 11/1/15	1,170	1,208,025
6.25%, 11/1/16	2,000	2,220,000
Ford Motor Credit Co. LLC,
3.875%, 1/15/15	1,300	1,353,681
General Motors Financial Co., Inc. (a)(c),
4.75%, 8/15/17	5,555	5,814,030
International Lease Finance Corp.,
4.875%, 4/1/15	1,900	1,990,250
5.65%, 6/1/14	750	787,500
6.375%, 3/25/13	702	704,850
6.625%, 11/15/13	1,467	1,522,013
National Money Mart Co.,
10.375%, 12/15/16	2,914	3,234,540
SLM Corp.,
3.875%, 9/10/15	1,850	1,909,135
5.00%, 4/15/15	175	186,390
5.00%, 6/15/18	2,220	2,243,738

	Principal Amount (000s)	Value*
5.375%, 5/15/14	$250	$261,887
6.00%, 1/25/17	500	543,750

		25,607,814

Electric Utilities—4.5%
AES Corp.,
7.75%, 3/1/14	200	212,500
7.75%, 10/15/15	300	337,500
Calpine Construction Finance Co. L.P. (a)(c),
8.00%, 6/1/16	2,285	2,422,100
Calpine Corp. (a)(c),
7.25%, 10/15/17	4,580	4,894,875
CMS Energy Corp.,
2.75%, 5/15/14	250	255,473
Ipalco Enterprises, Inc. (a)(c),
7.25%, 4/1/16	300	337,500
NRG Energy, Inc.,
7.625%, 1/15/18	4,425	5,094,281

		13,554,229

Electrical Equipment—2.0%
General Cable Corp. (e),
2.683%, 4/1/15	6,167	6,128,456

Food & Beverage—7.7%
ARAMARK Corp.,
3.799%, 2/1/15 (e)	465	468,027
8.50%, 2/1/15	5,487	5,521,349
Constellation Brands, Inc.,
8.375%, 12/15/14	73	81,121
Cott Beverages, Inc.,
8.375%, 11/15/17	2,270	2,465,788
Delhaize Group S.A.,
6.50%, 6/15/17	1,360	1,563,004
Ingles Markets, Inc.,
8.875%, 5/15/17	6,759	7,147,642
Stater Bros. Holdings, Inc.,
7.75%, 4/15/15	5,984	6,043,840

		23,290,771

Healthcare-Services—2.5%
HCA, Inc.,
6.50%, 2/15/16	3,775	4,138,344
6.75%, 7/15/13	475	484,500
7.19%, 11/15/15	880	968,000
9.875%, 2/15/17	837	879,111
Health Management Associates, Inc.,
6.125%, 4/15/16	1,050	1,160,250

		7,630,205

Holding Companies-Diversified—0.7%
Leucadia National Corp.,
7.75%, 8/15/13	316	324,690
8.125%, 9/15/15	860	976,100
Susser Holdings LLC,
8.50%, 5/15/16	920	972,900

		2,273,690

Home Builders—1.9%
Lennar Corp.,
4.75%, 12/15/17	350	364,875
Meritage Homes Corp. (a)(c)(d),
4.50%, 3/1/18	5,475	5,516,063

		5,880,938

Household Products/Wares—2.0%
Jarden Corp.,
8.00%, 5/1/16	3,290	3,466,838
Prestige Brands, Inc.,
8.25%, 4/1/18	2,406	2,646,600

		6,113,438

Iron/Steel—1.6%
ArcelorMittal,
4.25%, 2/25/15	4,650	4,803,529

Schedule of Investments

AllianzGI Short Duration High Income Fund

February 28, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*
Leisure—0.2%
Royal Caribbean Cruises Ltd.,
7.00%, 6/15/13	$250	$254,063
7.25%, 6/15/16	230	261,050

		515,113

Lodging—5.0%
MGM Resorts International,
5.875%, 2/27/14	701	729,916
6.625%, 7/15/15	3,619	3,926,615
6.75%, 4/1/13	425	427,019
6.875%, 4/1/16	6,008	6,503,660
Wynn Las Vegas LLC,
7.875%, 11/1/17	3,219	3,472,496

		15,059,706

Machinery-Diversified—0.1%
Case New Holland, Inc.,
7.75%, 9/1/13	150	154,875

Media—8.0%
CCO Holdings LLC,
7.25%, 10/30/17	4,600	4,991,000
7.875%, 4/30/18	4,230	4,536,675
Cequel Communications Holdings I LLC (a)(c),
8.625%, 11/15/17	3,270	3,507,075
DISH DBS Corp.,
4.625%, 7/15/17	4,355	4,529,200
6.625%, 10/1/14	65	69,550
7.00%, 10/1/13	175	180,906
Entravision Communications Corp.,
8.75%, 8/1/17	1,000	1,092,500
Quebecor Media, Inc.,
7.75%, 3/15/16	661	674,220
Sinclair Television Group, Inc. (a)(c),
9.25%, 11/1/17	4,218	4,597,620

		24,178,746

Mining—2.0%
FMG Resources August 206 Pty Ltd. (a)(c),
7.00%, 11/1/15	5,770	6,072,925

Miscellaneous Manufacturing—1.3%
Bombardier, Inc. (a)(c),
4.25%, 1/15/16	3,755	3,914,588

Oil & Gas—3.0%
Chesapeake Energy Corp.,
7.625%, 7/15/13	1,085	1,116,194
Sabine Pass LNG L.P.,
7.50%, 11/30/16	7,135	7,919,850

		9,036,044

Paper & Forest Products—0.1%
Boise Paper Holdings LLC,
9.00%, 11/1/17	415	450,794

Pharmaceuticals—2.8%
Valeant Pharmaceuticals International (a)(c),
6.50%, 7/15/16	6,934	7,319,704
6.75%, 10/1/17	1,000	1,090,000

		8,409,704

Pipelines—0.6%
Regency Energy Partners L.P.,
9.375%, 6/1/16	1,803	1,920,195

Real Estate Investment Trust—3.2%
DuPont Fabros Technology L.P.,
8.50%, 12/15/17	4,965	5,418,056
Felcor Lodging L.P.,
10.00%, 10/1/14	278	315,183
Geo Group, Inc.,
7.75%, 10/15/17	2,719	2,929,722
Host Hotels & Resorts L.P.,
6.75%, 6/1/16	928	955,840

		9,618,801

Retail—0.8%
Limited Brands, Inc.,
5.25%, 11/1/14	125	132,813
QVC, Inc. (a)(c),
7.125%, 4/15/17	2,275	2,369,624

		2,502,437

	Principal Amount (000s)	Value*
Software—2.4%
First Data Corp.,
9.875%, 9/24/15	$7,002	$7,238,317

Telecommunications—7.6%
Cricket Communications, Inc.,
7.75%, 5/15/16	5,682	5,973,202
Frontier Communications Corp.,
8.25%, 5/1/14	170	182,750
Inmarsat Finance PLC (a)(c),
7.375%, 12/1/17	930	999,750
Intelsat Investments S.A.,
6.50%, 11/1/13	106	109,445
MetroPCS Wireless, Inc.,
7.875%, 9/1/18	5,905	6,399,544
Sprint Nextel Corp.,
6.00%, 12/1/16	8,750	9,493,750

		23,158,441

Total Corporate Bonds & Notes (cost—$248,431,597)		251,490,848

SENIOR LOANS (a)(b)— 7.8%
Commercial Services & Supplies—0.6%
KAR Auction Services, Inc., Term B,
5.00%, 5/19/17	1,829	1,850,340

Energy Equipment & Services—0.5%
Energy Transfer Equity, L.P., Term B,
3.75%, 3/26/17	1,500	1,508,958

Financial Services—0.5%
Capital Automotive L.P., Term B,
5.25%, 3/11/17	1,425	1,436,113

Leisure—0.7%
AMC Entertainment, Inc., Term B2,
4.25%, 12/15/16	1,989	2,006,959

Oil & Gas—2.1%
Chesapeake Energy Corp. (d),
5.75%, 12/2/17	6,250	6,394,531

Telecommunications—3.4%
Asurion LLC, Term B1,
4.50%, 5/24/19	5,994	6,025,516
Intelsat Jackson Holdings Ltd.,
3.202%, 2/1/14	2,000	2,002,188
Univision Communications, Inc.,
4.454%, 3/31/17	2,444	2,452,480

		10,480,184

Total Senior Loans (cost—$23,338,463)		23,677,085

CONVERTIBLE BONDS—2.0%

Containers & Packaging—2.0%
Owens-Brockway Glass Container, Inc. (a)(c),
3.00%, 6/1/15 (cost—$6,083,318)	6,150	6,199,969

Repurchase Agreements—3.9%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $11,982,003; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $12,225,356 including accrued interest (cost—$11,982,000)	11,982	11,982,000

Total Investments (cost—$289,835,378)—96.5%		293,349,902
Other assets less liabilities—3.5%		10,558,699

Net Assets—100.0%		$303,908,601

Schedule of Investments

AllianzGI Short Duration High Income Fund

February 28, 2013 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $88,369,021, representing 29.1% of net assets.
(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on February 28, 2013.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery. To be settled/delivered after February 28, 2013.
(e)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on February 28, 2013.

Schedule of Investments

AllianzGI Structured Alpha Fund

February 28, 2013 (unaudited)

	Principal Amount (000s)	Value*
SHORT-TERM INVESTMENTS—98.8%

U.S. Treasury Obligation—94.5%
U.S. Treasury Bills (a)(b), 0.122%, 5/23/13 (cost—$6,498,028)	$6,500	$6,498,538

Repurchase Agreements—4.3%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $295,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $302,185 including accrued interest (cost—$295,000)	295	295,000

Total Short-Term Investments (cost—$6,793,028)		6,793,538

	Contracts
OPTIONS PURCHASED (c)(d)—0.7%

Call Options—0.3%
iPATH S&P 500 VIX
strike price $25, expires 3/16/13	4	420
strike price $27, expires 3/16/13	4	244
strike price $28, expires 3/16/13	4	180
strike price $29, expires 3/16/13	2	70
strike price $30, expires 3/16/13	10	290
strike price $35, expires 3/16/13	46	414
strike price $37, expires 3/16/13	44	308
Nasdaq 100 Stock Index
strike price $2,800, expires 3/16/13	1	620
strike price $2,850, expires 3/16/13	1	130
Russell 2000 Index
strike price $930, expires 3/16/13	2	696
strike price $960, expires 4/20/13	2	636
Russell 2000 Index Flex
strike price $910, expires 3/6/13	2	1,772
strike price $925, expires 3/11/13	2	960
strike price $925, expires 3/18/13	2	1,399
strike price $920, expires 3/20/13	2	1,925
strike price $935, expires 3/28/13	1	604
strike price $940, expires 4/1/13	2	1,070
strike price $942, expires 4/3/13	2	1,020
strike price $947, expires 4/5/13	2	834
strike price $945, expires 4/10/13	2	1,058
strike price $950, expires 4/12/13	2	875
strike price $950, expires 4/15/13	2	946
strike price $960, expires 4/17/13	2	619
strike price $965, expires 4/22/13	2	552
strike price $950, expires 4/24/13	2	1,150
strike price $950, expires 4/26/13	2	1,190
strike price $954, expires 4/29/13	2	1,061
strike price $946, expires 5/1/13	2	1,552

		22,595

Put Options—0.4%
iPATH S&P 500 VIX
strike price $20, expires 3/16/13	5	35
strike price $23, expires 3/16/13	10	790
strike price $24, expires 3/16/13	7	882
Nasdaq 100 Stock Index

	Contracts	Value*
strike price $2,670, expires 3/16/13	1	$1,200
strike price $2,700, expires 3/16/13	1	1,794
Russell 2000 Index
strike price $885, expires 3/16/13	2	1,032
strike price $890, expires 3/28/13	2	1,840
S&P 500 Index
strike price $1,300, expires 3/1/13	32	160
strike price $1,310, expires 3/1/13	8	40
strike price $1,325, expires 3/1/13	64	320
strike price $1,375, expires 3/1/13	6	30
strike price $1,460, expires 3/1/13	2	38
strike price $1,275, expires 3/8/13	24	240
strike price $1,300, expires 3/8/13	126	1,890
strike price $1,470, expires 3/8/13	2	630
strike price $1,250, expires 3/16/13	8	160
strike price $1,275, expires 3/16/13	8	200
strike price $1,300, expires 3/16/13	60	2,700
strike price $1,485, expires 3/22/13	2	1,520
strike price $1,470, expires 3/28/13	2	1,480
strike price $1,490, expires 4/5/13	2	3,140
S&P 500 Index Flex
strike price $1,460, expires 3/5/13	2	248
strike price $1,475, expires 3/12/13	2	1,137
strike price $1,480, expires 3/19/13	1	930
strike price $1,485, expires 3/19/13	1	1,030
strike price $1,490, expires 3/26/13	2	2,825
strike price $1,465, expires 4/2/13	2	2,212

		28,503

Total Options Purchased (cost—$86,468)		51,098

Total Investments, before options written (cost—$6,879,496)—99.5%		6,844,636

OPTIONS WRITTEN (c)(d)—(1.2)%

Call Options—(0.4)%
iPATH S&P 500 VIX
strike price $32, expires 3/16/13	36	(540)
strike price $33, expires 3/16/13	66	(726)
strike price $34, expires 3/16/13	12	(132)
strike price $36, expires 3/16/13	12	(96)
strike price $38, expires 3/16/13	14	(84)
strike price $39, expires 3/16/13	22	(88)
Nasdaq 100 Stock Index
strike price $2,900, expires 3/16/13	3	(75)
strike price $2,925, expires 3/16/13	5	(100)
strike price $2,950, expires 3/16/13	2	(30)
strike price $2,875, expires 4/20/13	1	(1,055)
strike price $2,925, expires 4/20/13	6	(1,998)
Russell 2000 Index
strike price $940, expires 3/16/13	2	(238)
strike price $945, expires 3/16/13	3	(273)
strike price $950, expires 3/16/13	6	(258)
strike price $960, expires 3/16/13	4	(80)
strike price $965, expires 3/16/13	3	(36)
strike price $970, expires 3/28/13	5	(445)
strike price $965, expires 4/20/13	4	(888)
strike price $970, expires 4/20/13	8	(1,344)
strike price $980, expires 4/20/13	9	(846)

Schedule of Investments

AllianzGI Structured Alpha Fund

February 28, 2013 (unaudited)(continued)

	Contracts	Value*
Russell 2000 Index Flex strike price $935, expires 3/6/13	6	$(658)
strike price $945, expires 3/11/13	6	(792)
strike price $945, expires 3/18/13	6	(1,245)
strike price $945, expires 3/20/13	6	(1,436)
strike price $965, expires 4/1/13	6	(852)
strike price $965, expires 4/3/13	6	(916)
strike price $970, expires 4/5/13	6	(746)
strike price $967, expires 4/10/13	6	(1,057)
strike price $970, expires 4/12/13	6	(961)
strike price $972, expires 4/15/13	6	(958)
strike price $980, expires 4/17/13	6	(680)
strike price $985, expires 4/22/13	6	(614)
strike price $970, expires 4/24/13	3	(683)
strike price $975, expires 4/24/13	3	(534)
strike price $972, expires 4/26/13	6	(1,296)
strike price $980, expires 4/29/13	8	(1,258)
strike price $969, expires 5/1/13	6	(1,735)
S&P 500 Index
strike price $1,590, expires 4/20/13	1	(1,025)
S&P 500 PM Index
strike price $1,580, expires 3/28/13	1	(125)
strike price $1,585, expires 3/28/13	3	(255)
strike price $1,590, expires 3/28/13	2	(118)

		(27,276)

Put Options—(0.8)%
iPATH S&P 500 VIX
strike price $18, expires 3/16/13	28	(28)
strike price $21, expires 3/16/13	29	(551)
Nasdaq 100 Stock Index
strike price $2,450, expires 3/16/13	5	(450)
strike price $2,475, expires 3/16/13	2	(230)
strike price $2,500, expires 3/16/13	2	(300)
strike price $2,525, expires 3/16/13	2	(440)
strike price $2,550, expires 3/16/13	9	(2,313)
strike price $2,575, expires 3/16/13	7	(2,499)
strike price $2,600, expires 3/16/13	2	(1,020)
Russell 2000 Index
strike price $860, expires 3/1/13	2	(10)
strike price $810, expires 3/16/13	6	(312)
strike price $825, expires 3/16/13	10	(700)
strike price $830, expires 3/16/13	3	(285)
strike price $835, expires 3/16/13	3	(306)
strike price $840, expires 3/16/13	3	(384)
strike price $845, expires 3/16/13	3	(384)
strike price $855, expires 3/16/13	2	(400)
strike price $865, expires 3/16/13	2	(460)
strike price $870, expires 3/22/13	4	(1,644)
strike price $860, expires 3/28/13	2	(832)
strike price $870, expires 3/28/13	2	(1,080)
strike price $815, expires 4/20/13	5	(1,795)
S&P 500 Index
strike price $1,400, expires 3/1/13	2	(10)
strike price $1,410, expires 3/1/13	4	(20)
strike price $1,425, expires 3/1/13	8	(80)
strike price $1,430, expires 3/1/13	2	(20)
strike price $1,430, expires 3/8/13	4	(560)
strike price $1,350, expires 3/16/13	4	(320)
strike price $1,360, expires 3/16/13	1	(80)

	Contracts	Value*
strike price $1,400, expires 3/16/13	2	$(320)
strike price $1,410, expires 3/16/13	2	(210)
strike price $1,420, expires 3/16/13	8	(1,360)
strike price $1,425, expires 3/16/13	3	(555)
strike price $1,440, expires 3/16/13	2	(580)
strike price $1,450, expires 3/22/13	4	(1,800)
strike price $1,425, expires 4/5/13	4	(2,200)
strike price $1,450, expires 4/5/13	4	(3,280)
S&P 500 Index Flex strike price $1,430, expires 3/5/13	4	(146)
strike price $1,440, expires 3/12/13	3	(709)
strike price $1,445, expires 3/12/13	1	(268)
strike price $1,450, expires 3/19/13	4	(2,051)
strike price $1,460, expires 3/26/13	4	(3,408)
strike price $1,420, expires 4/2/13	4	(2,274)
S&P 500 PM Index strike price $1,395, expires 3/28/13	4	(840)
strike price $1,405, expires 3/28/13	6	(1,440)
strike price $1,410, expires 3/28/13	4	(1,500)
strike price $1,420, expires 3/28/13	8	(2,856)
strike price $1,425, expires 3/28/13	9	(3,447)
strike price $1,430, expires 3/28/13	6	(2,880)
strike price $1,435, expires 3/28/13	8	(3,256)
strike price $1,440, expires 3/28/13	2	(980)
strike price $1,445, expires 3/28/13	8	(5,240)
S&P 500 VIX strike price $19, expires 3/16/13	13	(39)

		(59,152)

Total Options Written (premiums received—$173,562)		(86,428)

Total Investments, net of options written (cost—$6,705,934)—98.3%		6,758,208
Other assets less other liabilities—1.7%		118,209

Net Assets—100.0%		$6,876,417

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Rates reflect the effective yields at purchase date.
(c)	Non-income producing.
(d)	Exchange traded-Chicago Board Options Exchange
(e)	Transactions in options written for the period ended February 28, 2013:

	Contracts	Premiums
Options outstanding, December 3, 2012†	—	$—
Options written	1,383	389,808
Options terminated in closing transactions	(275)	(38,594)
Options expired	(462)	(175,946)
Options exercised	(39)	(1,706)

Options outstanding, February 28, 2013	607	$173,562

†	Commencement of operations

Glossary:

VIX—Volatility Index

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK—95.8%

Aerospace & Defense—1.7%
Astronics Corp. (a)	9,380	$258,419
Sparton Corp. (a)	15,100	216,534

		474,953

Air Freight & Logistics—1.5%
Park-Ohio Holdings Corp. (a)	8,600	174,924
XPO Logistics, Inc. (a)	14,500	252,590

		427,514

Biotechnology—2.0%
Discovery Laboratories, Inc. (a)	61,100	150,306
Repligen Corp. (a)	41,000	255,430
Sunesis Pharmaceuticals, Inc. (a)	27,900	145,638

		551,374

Building Products—0.7%
Patrick Industries, Inc. (a)	14,200	188,292

Capital Markets—0.9%
Medley Capital Corp.	17,793	266,539

Chemicals—1.1%
Landec Corp. (a)	28,500	313,785

Commercial Banks—3.5%
First Connecticut Bancorp, Inc.	17,500	250,425
OmniAmerican Bancorp, Inc. (a)	10,100	263,206
Park Sterling Corp. (a)	41,700	236,856
Preferred Bank (a)	14,100	227,292

		977,779

Commercial Services & Supplies—1.0%
Ceco Environmental Corp.	25,000	270,000

Communications Equipment—3.6%
Aviat Networks, Inc. (a)	49,500	176,220
CalAmp Corp. (a)	36,500	399,675
Procera Networks, Inc. (a)	13,900	162,630
Telular Corp.	27,300	271,908

		1,010,433

Computers & Peripherals—0.9%
USA Technologies, Inc. (a)	103,800	254,310

Construction & Engineering—0.7%
Argan, Inc.	12,100	202,433

Diversified Consumer Services—1.7%
Carriage Services, Inc.	27,100	493,220

Diversified Financial Services—0.9%
Marlin Business Services Corp.	13,800	261,510

Diversified Telecommunication Services—2.3%
8x8, Inc. (a)	43,900	265,595
inContact, Inc. (a)	57,300	389,067

		654,662

Electrical Equipment—0.9%
PowerSecure International, Inc. (a)	30,700	259,415

Electronic Equipment, Instruments & Components—0.8%
Key Tronic Corp. (a)	21,300	226,419

Energy Equipment & Services—1.6%
Bolt Technology Corp.	15,800	246,480

	Shares	Value*
RigNet, Inc. (a)	11,200	$219,744

		466,224

Food Products—1.6%
Inventure Foods, Inc. (a)	27,079	199,843
John B Sanfilippo & Son, Inc.	12,600	240,156

		439,999

Health Care Equipment & Supplies—14.4%
Antares Pharma, Inc. (a)	50,300	173,032
Cardiovascular Systems, Inc. (a)	17,600	278,256
Cutera, Inc. (a)	20,600	265,740
Cynosure, Inc., Class A (a)	12,600	356,958
Fonar Corp. (a)	28,800	155,232
GenMark Diagnostics, Inc. (a)	29,100	303,513
Palomar Medical Technologies, Inc. (a)	13,400	147,936
Rochester Medical Corp. (a)	18,200	268,632
Spectranetics Corp. (a)	30,500	553,575
SurModics, Inc. (a)	13,900	352,504
Synergetics USA, Inc. (a)	34,900	185,668
TearLab Corp. (a)	70,700	418,544
Trinity Biotech PLC ADR	21,600	365,040
Vascular Solutions, Inc. (a)	16,000	242,880

		4,067,510

Health Care Providers & Services—7.1%
AMN Healthcare Services, Inc. (a)	38,500	542,850
Capital Senior Living Corp. (a)	22,800	524,400
Five Star Quality Care, Inc. (a)	62,300	394,982
Providence Service Corp. (a)	13,900	237,412
U.S. Physical Therapy, Inc.	12,110	298,148

		1,997,792

Health Care Technology—1.3%
HealthStream, Inc. (a)	9,200	196,788
Streamline Health Solutions, Inc. (a)	31,200	173,784

		370,572

Hotels, Restaurants & Leisure—3.1%
Carrols Restaurant Group, Inc. (a)	32,300	171,836
Fiesta Restaurant Group, Inc. (a)	17,000	384,200
Jamba, Inc. (a)	115,900	324,520

		880,556

Household Durables—1.0%
Bassett Furniture Industries, Inc.	19,400	282,270

Household Products—0.7%
Orchids Paper Products Co.	9,400	206,048

Insurance—1.3%
Homeowners Choice, Inc.	18,900	381,024

Internet & Catalog Retail—0.8%
Vitacost.com, Inc. (a)	30,600	226,134

Internet Software & Services—6.9%
Internap Network Services Corp. (a)	40,500	351,540
Keynote Systems, Inc.	13,800	210,864
Market Leader, Inc. (a)	39,200	291,648
Points International Ltd. (a)	22,800	287,736
Saba Software, Inc. (a)	22,000	192,280
SPS Commerce, Inc. (a)	10,700	400,073
support.com, Inc. (a)	59,000	230,100

		1,964,241

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
IT Services—2.9%

Computer Task Group, Inc. (a)	16,900	$336,310
Lionbridge Technologies, Inc. (a)	71,300	272,366
PRGX Global, Inc. (a)	32,700	212,550

		821,226

Leisure Equipment & Products—1.3%
Nautilus, Inc. (a)	66,100	378,092

Life Sciences Tools & Services—1.1%
Albany Molecular Research, Inc. (a)	40,100	324,008

Machinery—1.9%
Hurco Cos., Inc. (a)	8,300	233,396
Manitex International, Inc. (a)	32,000	306,560

		539,956

Media—1.8%
Carmike Cinemas, Inc. (a)	16,000	250,560
ReachLocal, Inc. (a)	20,100	251,853

		502,413

Oil, Gas & Consumable Fuels—4.1%
Callon Petroleum Co. (a)	42,300	227,997
Emerald Oil, Inc. (a)	24,200	166,980
Evolution Petroleum Corp. (a)	23,900	244,975
StealthGas, Inc. (a)	27,500	287,925
Triangle Petroleum Corp. (a)	38,300	240,141

		1,168,018

Personal Products—0.6%
Female Health Co.	24,500	173,950

Pharmaceuticals—1.1%
Santarus, Inc. (a)	22,800	302,556

Professional Services—2.9%
Barrett Business Services, Inc.	10,800	471,744
GP Strategies Corp. (a)	15,800	341,122

		812,866

Road & Rail—2.3%
Celadon Group, Inc.	14,500	288,985
Saia, Inc. (a)	11,200	359,856

		648,841

Semiconductors & Semiconductor Equipment—3.3%
MaxLinear, Inc., Class A (a)	41,000	241,080
PDF Solutions, Inc. (a)	30,600	475,524
Rudolph Technologies, Inc. (a)	18,600	204,972

		921,576

Software—1.6%
ePlus, Inc.	6,300	289,548
Guidance Software, Inc. (a)	16,200	158,922

		448,470

	Shares	Value*
Specialty Retail—2.0%
Destination Maternity Corp.	12,700	$284,353
MarineMax, Inc. (a)	21,000	271,950

		556,303

Thrifts & Mortgage Finance—3.3%
BofI Holding, Inc. (a)	9,900	333,333
HomeStreet, Inc. (a)	12,700	317,246
Tree.com, Inc.	15,500	270,165

		920,744

Trading Companies & Distributors—0.9%
Aceto Corp.	25,400	264,414

Transportation Infrastructure—0.7%
Aegean Marine Petroleum Network, Inc.	31,700	206,367

Total Common Stock (cost—$22,256,106)		27,104,808

	Units
WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13 (a) (cost—$0)	1,960	260

	Principal Amount (000s)
Repurchase Agreements—3.4%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $950,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $972,248 including accrued interest (cost—$950,000)	$950	950,000

Total Investments (cost—$23,206,106)—99.2%		28,055,068
Other assets less liabilities—0.8%		221,675

Net Assets—100.0%		$28,276,743

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI U.S. Emerging Growth Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK—95.3%

Aerospace & Defense—0.9%
Triumph Group, Inc.	3,100	$227,571

Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc. (a)	3,000	141,570

Airlines—0.5%
Spirit Airlines, Inc. (a)	6,400	129,600

Auto Components—0.7%
Cooper Tire & Rubber Co.	6,700	169,376

Biotechnology—2.6%
Alkermes PLC (a)	9,000	195,390
Arena Pharmaceuticals, Inc. (a)	6,200	52,018
BioMarin Pharmaceutical, Inc. (a)	2,400	139,128
Cubist Pharmaceuticals, Inc. (a)	2,700	114,561
Onyx Pharmaceuticals, Inc. (a)	2,000	150,620

		651,717

Chemicals—3.4%
Axiall Corp.	4,200	237,636
Chemtura Corp. (a)	5,600	112,672
HB Fuller Co.	5,000	204,350
Olin Corp.	4,400	101,904
PolyOne Corp.	8,086	184,280

		840,842

Commercial Banks—4.3%
Cathay General Bancorp	8,300	161,767
Citizens Republic Bancorp, Inc. (a)	7,800	160,680
PrivateBancorp, Inc.	10,900	195,219
Sterling Financial Corp.	7,300	154,614
Susquehanna Bancshares, Inc.	14,500	168,635
Western Alliance Bancorp (a)	17,800	236,740

		1,077,655

Commercial Services & Supplies—0.6%
Steelcase, Inc., Class A	11,300	159,895

Communications Equipment—2.3%
Arris Group, Inc. (a)	11,500	199,525
EchoStar Corp., Class A (a)	4,800	181,632
Ixia (a)	9,500	192,660

		573,817

Computers & Peripherals—0.8%
Electronics for Imaging, Inc. (a)	9,100	209,846

Construction & Engineering—1.4%
Great Lakes Dredge & Dock Corp.	16,100	156,975
Tutor Perini Corp. (a)	10,800	183,708

		340,683

Construction Materials—0.7%
Eagle Materials, Inc.	2,600	167,206

Consumer Finance—1.5%
First Cash Financial Services, Inc. (a)	4,000	211,640
Portfolio Recovery Associates, Inc. (a)	1,400	163,695

		375,335

Containers & Packaging—0.7%
Rock-Tenn Co., Class A	1,900	168,055

Distributors—0.7%
Core-Mark Holding Co., Inc.	3,700	177,304

Diversified Telecommunication Services—0.6%
Premiere Global Services, Inc. (a)	14,800	157,916

	Shares	Value*
Electrical Equipment—0.4%
Thermon Group Holdings, Inc. (a)	4,900	$100,450

Electronic Equipment, Instruments & Components—0.6%
OSI Systems, Inc. (a)	2,600	149,838

Energy Equipment & Services—3.8%
Geospace Technologies Corp. (a)	2,100	204,372
Helix Energy Solutions Group, Inc. (a)	8,500	198,985
Hercules Offshore, Inc. (a)	25,500	172,890
Hornbeck Offshore Services, Inc. (a)	4,600	195,500
TETRA Technologies, Inc. (a)	20,600	190,138

		961,885

Food Products—1.1%
B&G Foods, Inc.	4,100	120,540
Hain Celestial Group, Inc. (a)	2,800	153,300

		273,840

Health Care Equipment & Supplies—2.9%
Antares Pharma, Inc. (a)	32,700	112,488
Cynosure, Inc., Class A (a)	5,500	155,815
Endologix, Inc. (a)	11,200	168,672
Orthofix International NV (a)	3,800	141,588
Syneron Medical Ltd. (a)	13,900	142,753

		721,316

Health Care Providers & Services—4.4%
Acadia Healthcare Co., Inc. (a)	6,200	168,764
Air Methods Corp.	3,600	161,244
Centene Corp. (a)	3,200	144,064
Hanger, Inc. (a)	5,800	172,028
MWI Veterinary Supply, Inc. (a)	1,100	138,886
Team Health Holdings, Inc. (a)	4,200	140,658
Tenet Healthcare Corp. (a)	4,625	181,809

		1,107,453

Health Care Technology—0.7%
MedAssets, Inc. (a)	9,600	177,312

Hotels, Restaurants & Leisure—2.8%
Bally Technologies, Inc. (a)	3,200	152,800
Marriott Vacations Worldwide Corp. (a)	3,800	156,788
Six Flags Entertainment Corp.	3,500	233,835
Sonic Corp. (a)	14,900	168,221

		711,644

Household Durables—2.0%
KB Home	9,900	185,031
Meritage Homes Corp. (a)	3,800	153,862
Ryland Group, Inc.	4,600	164,312

		503,205

Insurance—1.4%
Amtrust Financial Services, Inc.	5,500	182,875
Stewart Information Services Corp.	7,400	171,310

		354,185

Internet Software & Services—2.2%
Blucora, Inc. (a)	8,400	130,200
Internap Network Services Corp. (a)	18,600	161,448

Schedule of Investments

AllianzGI U.S. Emerging Growth Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
Vocus, Inc. (a)	6,000	$84,240
Web.com Group, Inc. (a)	9,700	165,676

		541,564

IT Services—1.4%
MAXIMUS, Inc.	2,800	203,784
WEX, Inc. (a)	2,100	157,521

		361,305

Leisure Equipment & Products—1.1%
Arctic Cat, Inc. (a)	2,900	105,357
Brunswick Corp.	4,900	178,556

		283,913

Life Sciences Tools & Services—1.4%
ICON PLC (a)	5,700	177,612
Parexel International Corp. (a)	5,200	180,388

		358,000

Machinery—4.0%
Chart Industries, Inc. (a)	2,300	166,888
Manitowoc Co., Inc.	12,100	224,092
Middleby Corp. (a)	1,000	149,310
Terex Corp. (a)	5,400	177,174
Trimas Corp. (a)	3,900	111,891
Wabash National Corp. (a)	18,600	177,444

		1,006,799

Media—1.8%
Imax Corp. (a)	6,900	177,330
Lions Gate Entertainment Corp. (a)	12,800	268,416

		445,746

Metals & Mining—1.6%
Materion Corp.	6,400	177,024
U.S. Silica Holdings, Inc.	9,300	228,687

		405,711

Oil, Gas & Consumable Fuels—4.7%
Bonanza Creek Energy, Inc. (a)	8,700	294,321
Golar LNG Ltd.	4,100	155,431
Halcon Resources Corp. (a)	20,400	144,840
Kodiak Oil & Gas Corp. (a)	19,500	173,550
Oasis Petroleum, Inc. (a)	5,100	187,170
Sanchez Energy Corp. (a)	7,200	133,272
Swift Energy Co. (a)	7,000	94,640

		1,183,224

Paper & Forest Products—0.9%
KapStone Paper and Packaging Corp.	8,600	229,104

Pharmaceuticals—5.4%
Akorn, Inc. (a)	13,000	179,400
Jazz Pharmaceuticals PLC (a)	3,500	203,630
Medicines Co. (a)	5,200	165,412
Nektar Therapeutics (a)	15,500	143,685
Pacira Pharmaceuticals, Inc. (a)	7,800	170,508
Salix Pharmaceuticals Ltd. (a)	2,600	127,010
Santarus, Inc. (a)	14,600	193,742
ViroPharma, Inc. (a)	6,300	157,122

		1,340,509

Professional Services—1.3%
Huron Consulting Group, Inc. (a)	3,900	152,841
On Assignment, Inc. (a)	7,400	161,764

		314,605

	Shares	Value*
Real Estate Management & Development—0.9%
Altisource Portfolio Solutions S.A. (a)	2,600	$212,004

Road & Rail—3.8%
Avis Budget Group, Inc. (a)	7,800	182,286
Celadon Group, Inc.	7,700	153,461
Genesee & Wyoming, Inc., Class A (a)	2,400	214,848
Roadrunner Transportation Systems, Inc. (a)	8,700	198,186
Ryder System, Inc.	3,500	196,700

		945,481

Semiconductors & Semiconductor Equipment—1.9%
Kulicke & Soffa Industries, Inc. (a)	14,300	154,726
OmniVision Technologies, Inc. (a)	9,200	141,772
RF Micro Devices, Inc. (a)	36,300	167,343

		463,841

Software—6.5%
ACI Worldwide, Inc. (a)	3,100	142,011
Aspen Technology, Inc. (a)	7,600	233,776
Cadence Design Systems, Inc. (a)	11,400	161,424
Guidewire Software, Inc. (a)	5,000	182,750
Mentor Graphics Corp. (a)	12,900	228,459
PTC, Inc. (a)	5,900	136,526
Synchronoss Technologies, Inc. (a)	7,700	232,309
Tangoe, Inc. (a)	10,900	149,003
Ultimate Software Group, Inc. (a)	1,500	147,405

		1,613,663

Specialty Retail—3.8%
Conn’s, Inc. (a)	7,600	243,504
Express, Inc. (a)	9,700	179,450
GNC Holdings, Inc., Class A	5,000	205,000
Lithia Motors, Inc., Class A	4,800	197,280
Rent-A-Center, Inc.	3,300	119,724

		944,958

Textiles, Apparel & Luxury Goods—1.8%
Movado Group, Inc.	3,500	126,140
Oxford Industries, Inc.	3,200	155,552
Steven Madden Ltd. (a)	3,550	156,519

		438,211

Thrifts & Mortgage Finance—3.7%
EverBank Financial Corp.	11,900	179,690
Nationstar Mortgage Holdings, Inc. (a)	7,500	288,975
Ocwen Financial Corp. (a)	7,600	299,592
Walker & Dunlop, Inc. (a)	7,600	161,120

		929,377

Trading Companies & Distributors—3.3%
Air Lease Corp. (a)	7,000	190,190
Aircastle Ltd.	11,800	158,946
CAI International, Inc. (a)	6,500	179,400
H&E Equipment Services, Inc.	7,800	151,788
Rush Enterprises, Inc., Class A (a)	6,300	154,350

		834,674

Transportation Infrastructure—1.4%
Aegean Marine Petroleum Network, Inc.	19,900	129,549
Macquarie Infrastructure Co. LLC	4,200	215,796

		345,345

Total Common Stock (cost—$17,926,324)		23,827,550

Schedule of Investments

AllianzGI U.S. Emerging Growth Fund

February 28, 2013 (unaudited) (continued)

	Units	Value*
WARRANTS—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13 (a) (cost-$0)	2,110	$280

	Principal Amount (000s)
Repurchase Agreements—4.4%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $1,091,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $1,116,771 including accrued interest (cost—$1,091,000)	$1,091	1,091,000

Total Investments (cost—$19,017,324)—99.7%		24,918,830
Other assets less liabilities—0.3%		84,469

Net Assets—100.0%		$25,003,299

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI U.S. Equity-Hedged Fund

February 28, 2013 (unaudited)

	Shares	Value*
COMMON STOCK (a)—90.4%

Aerospace & Defense—2.1%
Boeing Co.	153	$11,766
General Dynamics Corp.	74	5,030
Honeywell International, Inc.	176	12,338
L-3 Communications Holdings, Inc.	23	1,754
Lockheed Martin Corp.	61	5,368
Northrop Grumman Corp.	58	3,809
Precision Castparts Corp.	35	6,531
Raytheon Co.	78	4,256
Rockwell Collins, Inc.	34	2,044
Textron, Inc.	66	1,904
United Technologies Corp.	189	17,114

		71,914

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.	39	2,224
Expeditors International of Washington, Inc.	49	1,904
FedEx Corp.	64	6,747
United Parcel Service, Inc., Class B	161	13,307

		24,182

Airlines—0.1%
Southwest Airlines Co.	166	1,942

Auto Components—0.3%
BorgWarner, Inc. (b)	27	2,009
Delphi Automotive PLC (b)	67	2,804
Goodyear Tire & Rubber Co. (b)	57	740
Johnson Controls, Inc.	154	4,846

		10,399

Automobiles—0.4%
Ford Motor Co.	864	10,895
Harley-Davidson, Inc.	53	2,789

		13,684

Beverages—2.2%
Beam, Inc.	38	2,319
Brown-Forman Corp., Class B	35	2,297
Coca-Cola Co.	874	33,841
Coca-Cola Enterprises, Inc.	61	2,183
Constellation Brands, Inc., Class A (b)	35	1,548
Crimson Wine Group Ltd. (b)	4	36
Dr. Pepper Snapple Group, Inc.	49	2,137
Molson Coors Brewing Co., Class B	32	1,415
Monster Beverage Corp. (b)	32	1,614
PepsiCo, Inc.	347	26,292

		73,682

Biotechnology—1.6%
Alexion Pharmaceuticals, Inc. (b)	45	3,903
Amgen, Inc.	172	15,722
Biogen Idec, Inc. (b)	55	9,149
Celgene Corp. (b)	95	9,802
Gilead Sciences, Inc. (b)	342	14,607

		53,183

Building Products—0.0%
Masco Corp.	84	1,618

Capital Markets—1.9%
Ameriprise Financial, Inc.	49	3,363
Bank of New York Mellon Corp.	262	7,111
BlackRock, Inc.	29	6,953
Charles Schwab Corp.	246	3,995
E*TRADE Financial Corp. (b)	54	578
Franklin Resources, Inc.	32	4,520

	Shares	Value*
Goldman Sachs Group, Inc.	99	$14,826
Invesco Ltd.	104	2,786
Legg Mason, Inc.	26	741
Morgan Stanley	310	6,991
Northern Trust Corp.	47	2,499
State Street Corp.	105	5,942
T Rowe Price Group, Inc.	60	4,271

		64,576

Chemicals—2.2%
Air Products & Chemicals, Inc.	50	4,317
Airgas, Inc.	15	1,504
CF Industries Holdings, Inc.	15	3,012
Dow Chemical Co.	269	8,533
Eastman Chemical Co.	37	2,580
Ecolab, Inc.	56	4,287
EI du Pont de Nemours & Co.	210	10,059
FMC Corp.	33	1,989
International Flavors & Fragrances, Inc.	19	1,387
LyondellBasell Industries NV, Class A	86	5,041
Monsanto Co.	125	12,629
Mosaic Co.	62	3,629
PPG Industries, Inc.	36	4,848
Praxair, Inc.	70	7,913
Sherwin-Williams Co.	17	2,747
Sigma-Aldrich Corp.	29	2,235

		76,710

Commercial Banks—2.5%
BB&T Corp.	157	4,766
Comerica, Inc.	45	1,547
Fifth Third Bancorp	202	3,200
First Horizon National Corp.	58	617
Huntington Bancshares, Inc.	192	1,350
KeyCorp	210	1,972
M&T Bank Corp.	27	2,756
PNC Financial Services Group, Inc.	119	7,424
Regions Financial Corp.	317	2,425
SunTrust Banks, Inc.	122	3,366
U.S. Bancorp	422	14,340
Wells Fargo & Co.	1,109	38,904
Zions Bancorporation	43	1,038

		83,705

Commercial Services & Supplies—0.5%
ADT Corp.	54	2,586
Avery Dennison Corp.	24	980
Cintas Corp.	22	966
Iron Mountain, Inc.	35	1,208
Pitney Bowes, Inc.	47	616
Republic Services, Inc.	68	2,138
Stericycle, Inc. (b)	20	1,918
Tyco International Ltd.	108	3,457
Waste Management, Inc.	96	3,583

		17,452

Communications Equipment—1.8%
Cisco Systems, Inc.	1,203	25,082
F5 Networks, Inc. (b)	19	1,794
Harris Corp.	27	1,298
JDS Uniphase Corp. (b)	54	765
Juniper Networks, Inc. (b)	116	2,399
Motorola Solutions, Inc.	67	4,168
QUALCOMM, Inc.	383	25,136

		60,642

Schedule of Investments

AllianzGI U.S. Equity-Hedged Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
Computers & Peripherals—3.8%
Apple, Inc.	212	$93,577
Dell, Inc.	328	4,576
EMC Corp. (b)	477	10,976
Hewlett-Packard Co.	441	8,882
NetApp, Inc. (b)	81	2,740
SanDisk Corp. (b)	57	2,872
Seagate Technology PLC	74	2,380
Western Digital Corp.	47	2,216

		128,219

Construction & Engineering—0.2%
Fluor Corp.	40	2,476
Jacobs Engineering Group, Inc. (b)	31	1,514
Quanta Services, Inc. (b)	50	1,420

		5,410

Construction Materials—0.0%
Vulcan Materials Co.	31	1,579

Consumer Finance—0.8%
American Express Co.	218	13,549
Capital One Financial Corp.	130	6,634
Discover Financial Services	114	4,392
SLM Corp.	104	1,973

		26,548

Containers & Packaging—0.1%
Ball Corp.	37	1,643
Bemis Co., Inc.	25	934
Owens-Illinois, Inc. (b)	39	995
Sealed Air Corp.	45	999

		4,571

Distributors—0.1%
Genuine Parts Co.	37	2,628

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A (b)	21	354
H&R Block, Inc.	64	1,591

		1,945

Diversified Financial Services—3.2%
Bank of America Corp.	2,441	27,413
Citigroup, Inc.	664	27,868
CME Group, Inc.	66	3,948
IntercontinentalExchange, Inc. (b)	17	2,632
JPMorgan Chase & Co.	861	42,120
Leucadia National Corp.	67	1,802
Moody’s Corp.	40	1,922
NASDAQ OMX Group, Inc.	27	855
NYSE Euronext	58	2,162

		110,722

Diversified Telecommunication Services—2.4%
AT&T, Inc.	1,287	46,216
CenturyLink, Inc.	140	4,854
Frontier Communications Corp.	224	927
Verizon Communications, Inc.	646	30,059
Windstream Corp.	132	1,134

		83,190

Electric Utilities—1.8%
American Electric Power Co., Inc.	109	5,100
Duke Energy Corp.	158	10,941
Edison International	77	3,698
Entergy Corp.	42	2,615
Exelon Corp.	192	5,950
FirstEnergy Corp.	98	3,869
NextEra Energy, Inc.	99	7,115
Northeast Utilities	74	3,072

	Shares	Value*
Pepco Holdings, Inc.	54	$1,096
Pinnacle West Capital Corp.	26	1,454
PPL Corp.	130	4,007
Southern Co.	196	8,822
Xcel Energy, Inc.	110	3,157

		60,896

Electrical Equipment—0.6%
Eaton Corp. PLC	108	6,693
Emerson Electric Co.	163	9,242
Rockwell Automation, Inc.	34	3,071
Roper Industries, Inc.	23	2,866

		21,872

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A	38	2,693
Corning, Inc.	332	4,186
FLIR Systems, Inc.	36	948
Jabil Circuit, Inc.	41	768
Molex, Inc.	32	887
TE Connectivity Ltd.	95	3,812

		13,294

Energy Equipment & Services—1.8%
Baker Hughes, Inc.	103	4,616
Cameron International Corp. (b)	58	3,696
Diamond Offshore Drilling, Inc.	16	1,115
Ensco PLC, Class A	54	3,248
FMC Technologies, Inc. (b)	56	2,907
Halliburton Co.	209	8,676
Helmerich & Payne, Inc.	25	1,656
Nabors Industries Ltd. (b)	68	1,140
National Oilwell Varco, Inc.	100	6,813
Noble Corp.	59	2,113
Rowan Cos. PLC, Class A (b)	30	1,038
Schlumberger Ltd.	298	23,199

		60,217

Food & Staples Retailing—2.1%
Costco Wholesale Corp.	101	10,230
CVS Caremark Corp.	280	14,314
Kroger Co.	116	3,388
Safeway, Inc.	56	1,336
Sysco Corp.	132	4,245
Wal-Mart Stores, Inc.	376	26,613
Walgreen Co.	193	7,902
Whole Foods Market, Inc.	38	3,254

		71,282

Food Products—1.7%
Archer-Daniels-Midland Co.	148	4,715
Campbell Soup Co.	41	1,688
ConAgra Foods, Inc.	95	3,240
Dean Foods Co. (b)	43	714
General Mills, Inc.	145	6,706
Hershey Co.	34	2,833
HJ Heinz Co.	76	5,505
Hormel Foods Corp.	31	1,160
JM Smucker Co.	26	2,478
Kellogg Co.	56	3,388
Kraft Foods Group, Inc.	133	6,446
McCormick & Co., Inc.	32	2,153
Mead Johnson Nutrition Co.	48	3,596
Mondelez International, Inc., Class A	403	11,143
Tyson Foods, Inc., Class A	65	1,473

		57,238

Schedule of Investments

AllianzGI U.S. Equity-Hedged Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
Gas Utilities—0.1%
AGL Resources, Inc.	28	$1,119
ONEOK, Inc.	48	2,159

		3,278

Health Care Equipment & Supplies—2.0%
Abbott Laboratories	354	11,962
Baxter International, Inc.	124	8,382
Becton Dickinson and Co.	47	4,139
Boston Scientific Corp. (b)	308	2,276
CareFusion Corp. (b)	52	1,703
Covidien PLC	107	6,802
CR Bard, Inc.	17	1,681
DENTSPLY International, Inc.	34	1,408
Edwards Lifesciences Corp. (b)	28	2,406
Intuitive Surgical, Inc. (b)	10	5,099
Medtronic, Inc.	227	10,206
St. Jude Medical, Inc.	74	3,034
Stryker Corp.	65	4,152
Varian Medical Systems, Inc. (b)	26	1,836
Zimmer Holdings, Inc.	42	3,148

		68,234

Health Care Providers & Services—1.7%
Aetna, Inc.	79	3,728
AmerisourceBergen Corp.	53	2,502
Cardinal Health, Inc.	81	3,743
Cigna Corp.	68	3,975
Coventry Health Care, Inc.	32	1,452
DaVita HealthCare Partners, Inc. (b)	16	1,914
Express Scripts Holding Co. (b)	183	10,415
Humana, Inc.	39	2,662
Laboratory Corp. of America Holdings (b)	23	2,038
McKesson Corp.	55	5,837
Patterson Cos., Inc.	16	581
Quest Diagnostics, Inc.	38	2,134
Tenet Healthcare Corp. (b)	25	983
UnitedHealth Group, Inc.	229	12,240
WellPoint, Inc.	72	4,477

		58,681

Health Care Technology—0.1%
Cerner Corp. (b)	30	2,624

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	100	3,577
Chipotle Mexican Grill, Inc. (b)	8	2,534
Darden Restaurants, Inc.	31	1,434
International Game Technology	63	1,004
Marriott International, Inc., Class A	55	2,170
McDonald’s Corp.	225	21,578
Starbucks Corp.	168	9,210
Starwood Hotels & Resorts Worldwide, Inc.	46	2,775
Wyndham Worldwide Corp.	34	2,048
Wynn Resorts Ltd.	15	1,754
Yum! Brands, Inc.	102	6,679

		54,763

Household Durables—0.3%
DR Horton, Inc.	63	1,405
Garmin Ltd.	26	893
Harman International Industries, Inc.	16	679
Leggett & Platt, Inc.	34	1,040
Lennar Corp., Class A	38	1,466
Newell Rubbermaid, Inc.	68	1,587
PulteGroup, Inc. (b)	77	1,477
Whirlpool Corp.	19	2,146

		10,693

	Shares	Value*
Household Products—2.0%
Clorox Co.	31	$2,604
Colgate-Palmolive Co.	98	11,214
Kimberly-Clark Corp.	92	8,674
Procter & Gamble Co.	619	47,156

		69,648

Independent Power Producers & Energy Traders—0.1%
AES Corp.	139	1,615
NRG Energy, Inc.	73	1,752

		3,367

Industrial Conglomerates—2.3%
3M Co.	143	14,872
Danaher Corp.	130	8,008
General Electric Co.	2,375	55,147

		78,027

Insurance—3.8%
ACE Ltd.	80	6,831
Aflac, Inc.	110	5,495
Allstate Corp.	108	4,970
American International Group, Inc. (b)	332	12,619
Aon PLC	76	4,643
Assurant, Inc.	19	798
Berkshire Hathaway, Inc., Class B (b)	409	41,784
Chubb Corp.	63	5,294
Cincinnati Financial Corp.	31	1,395
Genworth Financial, Inc., Class A (b)	111	948
Hartford Financial Services Group, Inc.	104	2,455
Lincoln National Corp.	66	1,950
Loews Corp.	70	3,018
Marsh & McLennan Cos., Inc.	123	4,568
MetLife, Inc.	249	8,825
Principal Financial Group, Inc.	61	1,928
Progressive Corp.	126	3,069
Prudential Financial, Inc.	104	5,779
Torchmark Corp.	23	1,292
Travelers Cos., Inc.	86	6,916
Unum Group	66	1,615
XL Group PLC	72	2,062

		128,254

Internet & Catalog Retail—1.0%
Amazon.com, Inc. (b)	82	21,670
Expedia, Inc.	21	1,341
Netflix, Inc. (b)	13	2,445
priceline.com, Inc. (b)	12	8,251
TripAdvisor, Inc. (b)	25	1,136

		34,843

Internet Software & Services—2.1%
Akamai Technologies, Inc. (b)	42	1,552
eBay, Inc. (b)	261	14,271
Google, Inc., Class A (b)	60	48,072
VeriSign, Inc. (b)	37	1,695
Yahoo!, Inc. (b)	234	4,987

		70,577

IT Services—3.4%
Accenture PLC, Class A	143	10,634
Automatic Data Processing, Inc.	109	6,688
Cognizant Technology Solutions Corp., Class A (b)	70	5,374
Computer Sciences Corp.	37	1,777
Fidelity National Information Services, Inc.	56	2,108
Fiserv, Inc. (b)	32	2,628

Schedule of Investments

AllianzGI U.S. Equity-Hedged Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
International Business Machines Corp.	241	$48,400
Mastercard, Inc., Class A	22	11,392
Paychex, Inc.	73	2,416
SAIC, Inc.	64	757
Teradata Corp. (b)	40	2,322
Total System Services, Inc.	33	784
Visa, Inc., Class A	118	18,720
Western Union Co.	134	1,880

		115,880

Leisure Equipment & Products—0.1%
Hasbro, Inc.	25	1,001
Mattel, Inc.	80	3,260

		4,261

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	82	3,401
Life Technologies Corp. (b)	42	2,441
PerkinElmer, Inc.	27	923
Thermo Fisher Scientific, Inc.	86	6,347
Waters Corp. (b)	21	1,947

		15,059

Machinery—1.7%
Caterpillar, Inc.	147	13,578
Cummins, Inc.	39	4,519
Deere & Co.	92	8,080
Dover Corp.	43	3,154
Flowserve Corp.	12	1,926
Illinois Tool Works, Inc.	93	5,719
Ingersoll-Rand PLC	63	3,317
Joy Global, Inc.	25	1,584
PACCAR, Inc.	83	3,937
Pall Corp.	28	1,909
Parker Hannifin Corp.	36	3,401
Pentair Ltd.	49	2,610
Snap-on, Inc.	14	1,124
Stanley Black & Decker, Inc.	40	3,148
Xylem, Inc.	43	1,183

		59,189

Media—3.2%
Cablevision Systems Corp., Class A	48	671
CBS Corp., Class B	134	5,814
Comcast Corp., Class A	602	23,954
DIRECTV (b)	136	6,551
Discovery Communications, Inc., Class A (b)	58	4,253
Gannett Co., Inc.	54	1,084
Interpublic Group of Cos., Inc.	97	1,240
McGraw-Hill Cos., Inc.	66	3,072
News Corp., Class A	457	13,162
Omnicom Group, Inc.	62	3,567
Scripps Networks Interactive, Inc., Class A	20	1,261
Time Warner Cable, Inc.	72	6,220
Time Warner, Inc.	213	11,325
Viacom, Inc., Class B	102	5,963
Walt Disney Co.	397	21,672
Washington Post Co., Class B	1	399

		110,208

	Shares	Value*
Metals & Mining—0.6%
Alcoa, Inc.	240	$2,045
Allegheny Technologies, Inc.	26	792
Cliffs Natural Resources, Inc.	34	866
Freeport-McMoRan Copper & Gold, Inc.	213	6,799
Newmont Mining Corp.	112	4,512
Nucor Corp.	75	3,379
U.S. Steel Corp.	34	708

		19,101

Multi-Utilities—1.1%
Ameren Corp.	57	1,926
CenterPoint Energy, Inc.	100	2,143
CMS Energy Corp.	62	1,650
Consolidated Edison, Inc.	69	4,071
Dominion Resources, Inc.	129	7,224
DTE Energy Co.	41	2,739
Integrys Energy Group, Inc.	19	1,075
NiSource, Inc.	73	2,022
PG&E Corp.	100	4,264
Public Service Enterprise Group, Inc.	114	3,716
SCANA Corp.	31	1,514
Sempra Energy	49	3,810
TECO Energy, Inc.	45	776
Wisconsin Energy Corp.	54	2,230

		39,160

Multiline Retail—0.7%
Dollar General Corp. (b)	59	2,734
Dollar Tree, Inc. (b)	54	2,440
Family Dollar Stores, Inc.	19	1,093
JC Penney Co., Inc.	33	580
Kohl’s Corp.	46	2,121
Macy’s, Inc.	89	3,658
Nordstrom, Inc.	35	1,898
Target Corp.	146	9,192

		23,716

Office Electronics—0.1%
Xerox Corp.	284	2,303

Oil, Gas & Consumable Fuels—8.3%
Anadarko Petroleum Corp.	117	9,311
Apache Corp.	92	6,833
Cabot Oil & Gas Corp.	49	3,037
Chesapeake Energy Corp.	117	2,359
Chevron Corp.	439	51,429
ConocoPhillips	272	15,762
CONSOL Energy, Inc.	53	1,704
Denbury Resources, Inc. (b)	87	1,576
Devon Energy Corp.	83	4,504
EOG Resources, Inc.	64	8,045
EQT Corp.	36	2,271
Exxon Mobil Corp.	1,033	92,505
Hess Corp.	67	4,456
Kinder Morgan, Inc.	142	5,264
Marathon Oil Corp.	159	5,327
Marathon Petroleum Corp.	80	6,630

Schedule of Investments

AllianzGI U.S. Equity-Hedged Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
Murphy Oil Corp.	42	$2,557
Newfield Exploration Co. (b)	32	740
Noble Energy, Inc.	43	4,766
Occidental Petroleum Corp.	182	14,984
Peabody Energy Corp.	63	1,358
Phillips 66	141	8,877
Pioneer Natural Resources Co.	29	3,648
QEP Resources, Inc.	42	1,279
Range Resources Corp.	39	2,995
Southwestern Energy Co. (b)	82	2,810
Spectra Energy Corp.	153	4,443
Tesoro Corp.	33	1,856
Valero Energy Corp.	125	5,699
Williams Cos., Inc.	152	5,276
WPX Energy, Inc. (b)	47	667

		282,968

Paper & Forest Products—0.2%
International Paper Co.	103	4,533
MeadWestvaco Corp.	41	1,464

		5,997

Personal Products—0.2%
Avon Products, Inc.	101	1,975
Estee Lauder Cos., Inc., Class A	54	3,461

		5,436

Pharmaceuticals—5.3%
AbbVie, Inc.	354	13,070
Actavis, Inc. (b)	31	2,640
Allergan, Inc.	73	7,915
Bristol-Myers Squibb Co.	371	13,716
Eli Lilly & Co.	229	12,517
Forest Laboratories, Inc. (b)	53	1,950
Hospira, Inc. (b)	39	1,148
Johnson & Johnson	628	47,797
Merck & Co., Inc.	689	29,441
Mylan, Inc. (b)	95	2,813
Perrigo Co.	20	2,263
Pfizer, Inc.	1,668	45,653

		180,923

Professional Services—0.1%
Dun & Bradstreet Corp.	11	887
Equifax, Inc.	29	1,598
Robert Half International, Inc.	34	1,209

		3,694

Real Estate Investment Trust—2.0%
American Tower Corp.	92	7,139
Apartment Investment & Management Co., Class A	35	1,037
AvalonBay Communities, Inc.	27	3,370
Boston Properties, Inc.	36	3,740
Equity Residential	75	4,128
HCP, Inc.	106	5,181
Health Care REIT, Inc.	60	3,848
Host Hotels & Resorts, Inc.	163	2,717
Kimco Realty Corp.	95	2,068
Plum Creek Timber Co., Inc.	39	1,891
Prologis, Inc.	108	4,206
Public Storage	29	4,385
Simon Property Group, Inc.	72	11,438
Ventas, Inc.	70	4,955
Vornado Realty Trust	37	2,968
Weyerhaeuser Co.	122	3,588

		66,659

	Shares	Value*
Real Estate Management & Development—0.0%
CBRE Group, Inc., Class A (b)	65	$1,571

Road & Rail—0.8%
CSX Corp.	232	5,322
Norfolk Southern Corp.	75	5,479
Ryder System, Inc.	12	674
Union Pacific Corp.	106	14,534

		26,009

Semiconductors & Semiconductor Equipment—1.8%
Advanced Micro Devices, Inc. (b)	136	339
Altera Corp.	75	2,657
Analog Devices, Inc.	70	3,165
Applied Materials, Inc.	269	3,685
Broadcom Corp., Class A	117	3,991
First Solar, Inc. (b)	10	259
Intel Corp.	1,127	23,498
KLA-Tencor Corp.	40	2,190
Lam Research Corp. (b)	41	1,734
Linear Technology Corp.	54	2,065
LSI Corp. (b)	125	870
Microchip Technology, Inc.	45	1,641
Micron Technology, Inc. (b)	228	1,913
NVIDIA Corp.	140	1,772
Teradyne, Inc. (b)	44	738
Texas Instruments, Inc.	252	8,661
Xilinx, Inc.	62	2,311

		61,489

Software—3.1%
Adobe Systems, Inc. (b)	116	4,559
Autodesk, Inc. (b)	53	1,946
BMC Software, Inc. (b)	32	1,282
CA, Inc.	76	1,861
Citrix Systems, Inc. (b)	44	3,120
Electronic Arts, Inc. (b)	69	1,210
Intuit, Inc.	61	3,933
Microsoft Corp.	1,716	47,705
Oracle Corp.	851	29,155
Red Hat, Inc. (b)	45	2,286
Salesforce.com, Inc. (b)	28	4,738
Symantec Corp. (b)	156	3,657

		105,452

Specialty Retail—2.0%
Abercrombie & Fitch Co., Class A	20	933
AutoNation, Inc. (b)	9	394
AutoZone, Inc. (b)	9	3,421
Bed Bath & Beyond, Inc. (b)	54	3,064
Best Buy Co., Inc.	60	985
CarMax, Inc. (b)	54	2,074
GameStop Corp., Class A	30	752
Gap, Inc.	67	2,206
Home Depot, Inc.	336	23,016
Limited Brands, Inc.	54	2,458
Lowe’s Cos., Inc.	253	9,652
O’Reilly Automotive, Inc. (b)	28	2,849
PetSmart, Inc.	26	1,693
Ross Stores, Inc.	53	3,072
Staples, Inc.	152	2,003
Tiffany & Co.	27	1,813
TJX Cos., Inc.	164	7,375
Urban Outfitters, Inc. (b)	25	1,013

		68,773

Schedule of Investments

AllianzGI U.S. Equity-Hedged Fund

February 28, 2013 (unaudited) (continued)

	Shares	Value*
Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.	67	$3,238
Fossil, Inc. (b)	12	1,233
NIKE, Inc., Class B	165	8,986
PVH Corp.	18	2,193
Ralph Lauren Corp.	10	1,735
V.F. Corp.	17	2,742

		20,127

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	107	912
People’s United Financial, Inc.	83	1,087

		1,999

Tobacco—1.6%
Altria Group, Inc.	459	15,399
Lorillard, Inc.	88	3,392
Philip Morris International, Inc.	375	34,406
Reynolds American, Inc.	73	3,189

		56,386

Trading Companies & Distributors—0.2%
Fastenal Co.	58	2,995
WW Grainger, Inc.	12	2,717

		5,712

Wireless Telecommunication Services—0.3%
Crown Castle International Corp. (b)	69	4,816
MetroPCS Communications, Inc. (b)	72	706
Sprint Nextel Corp. (b)	681	3,950

		9,472

Total Common Stock (cost—$2,868,013)		3,077,833

	Principal Amount (000s)
Repurchase Agreements—7.8%
State Street Bank & Trust Co., dated 2/28/13, 0.01%, due 3/1/13, proceeds $264,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $269,339 including accrued interest (cost—$264,000)	$264	264,000

	Contracts
OPTIONS PURCHASED (b)(c)—1.6%
Put Options—1.6%
S&P 500 Index strike price $1375, expires 9/21/13	4	11,520
strike price $1300, expires 12/21/13	8	23,520
strike price $1275, expires 1/18/14	8	22,720

Total Options Purchased (cost—$131,305)		57,760

Total Investments, before options written (cost—$3,263,318)—99.8%		3,399,593

OPTIONS WRITTEN (b)(c)—(0.0)%
Call Options—(0.0)%
S&P 500 Index strike price $1540, expires 3/1/13	10	(170)
strike price $1545, expires 3/1/13	10	(150)

Total Options Written (premiums received—$7,479)		(320)

Total Investments, net of options written (cost—$3,255,839)—99.8%		3,399,273
Other assets less other liabilities—0.2%		5,225

Net Assets—100.0%		$3,404,498

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange
(d)	Transactions in options written for the period ended February 28, 2013:

	Contracts	Premiums
Options outstanding, December 3, 2012†	—	$—
Options written	50	23,548
Options terminated in closing transactions	(20)	(10,785)
Options expired	(10)	(5,284)

Options outstanding, February 28, 2013	20	$7,479

†	Commencement of operations

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange traded futures are valued at the price determined by the relevant exchange.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC, each an affiliate of the Investment Manager, and Fuller & Thaler Asset Management, Inc. (collectively the “Sub-Advisers”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. Each Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in the determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Funds.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds — Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and flexible exchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Funds to measure fair value during the period or three months ended February 28, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at February 28, 2013 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

AllianzGI Retirement 2015:
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Mutual Funds	$20,589,899	$—	$—	$20,589,899
Exchange-Traded Funds	645,815	—	—	645,815
Repurchase Agreements	—	169,000	—	169,000

Totals	$21,235,714	$169,000	$—	$21,404,714

AllianzGI Retirement 2020:
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Mutual Funds	$27,064,852	$—	$—	$27,064,852
Repurchase Agreements	—	204,000	—	204,000

Totals	$27,064,852	$204,000	$—	$27,268,852

AllianzGI Retirement 2025:
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Mutual Funds	$22,330,799	$—	$—	$22,330,799
Repurchase Agreements	—	190,000	—	190,000

Totals	$22,330,799	$190,000	$—	$22,520,799

AllianzGI Retirement 2030:
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Mutual Funds	$29,496,240	$—	$—	$29,496,240
Repurchase Agreements	—	165,000	—	165,000

Totals	$29,496,240	$165,000	$—	$29,661,240

AllianzGI Retirement 2035:
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Mutual Funds	$15,391,187	$—	$—	$15,391,187
Exchange-Traded Funds	159,946	—	—	159,946
Repurchase Agreements	—	114,000	—	114,000

Totals	$15,551,133	$114,000	$—	$15,665,133

AllianzGI Retirement 2040:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Mutual Funds	$18,396,230	$—	$—	$18,396,230
Exchange-Traded Funds	278,270	—	—	278,270
Repurchase Agreements	—	140,000	—	140,000

Totals	$18,674,500	$140,000	$—	$18,814,500

AllianzGI Retirement 2045:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Mutual Funds	$8,552,707	$—	$—	$8,552,707
Exchange-Traded Funds	129,428	—	—	129,428

Totals	$8,682,135	$—	$—	$8,682,135

AllianzGI Retirement 2050:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Mutual Funds	$9,698,952	$—	$—	$9,698,952
Exchange-Traded Funds	144,891	—	—	144,891

Totals	$9,843,843	$—	$—	$9,843,843

AllianzGI Retirement 2055:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Mutual Funds	$3,800,285	$—	$—	$3,800,285
Exchange-Traded Funds	58,038	—	—	58,038

Totals	$3,858,323	$—	$—	$3,858,323

AllianzGI Global Allocation:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Mutual Funds	$210,587,728	$—	$—	$210,587,728
Repurchase Agreements	—	689,000	—	689,000

Totals	$210,587,728	$689,000	$—	$211,276,728

AllianzGI Global Growth Allocation

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Mutual Funds	$7,596,498	$—	$—	$7,596,498
Exchange-Traded Funds	125,545	—	—	125,545

Totals	$7,722,043	$—	$—	$7,722,043

AllianzGI Retirement Income:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Mutual Funds	$30,154,715	$—	$—	$30,154,715
Exchange-Traded Funds	1,272,616	—	—	1,272,616

Totals	$31,427,331	$—	$—	$31,427,331

AllianzGI Behavioral Advantage Large Cap:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock	$19,998,588	$—	$—	$19,998,588

AllianzGI China Equity:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock:
China	$37,284	$3,631,926	$—	$3,669,210
Hong Kong	113,854	303,563	—	417,417
Exchange-Traded Funds	87,065	—	—	87,065

Totals	$238,203	$3,935,489	$—	$4,173,692

AllianzGI Convertible:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Convertible Bonds	$—	$1,034,053,859	$—	$1,034,053,859
Convertible Preferred Stock:
Advertising	—	5,846,863	—	5,846,863
Diversified Financial Services	19,260,000	25,120,707	—	44,380,707
Iron/Steel	—	11,665,986	—	11,665,986
Oil & Gas	—	23,221,822	—	23,221,822
All Other	140,018,618	—	—	140,018,618
Repurchase Agreements	—	26,062,000	—	26,062,000

Totals	$159,278,618	$1,125,971,237	$—	$1,285,249,855

AllianzGI Disciplined Equity:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock	$50,936,732	$—	$—	$50,936,732
Repurchase Agreements	—	1,228,000	—	1,228,000

Totals	$50,936,732	$1,228,000	$—	$52,164,732

AllianzGI Dynamic Emerging Multi-Asset:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Mutual Funds	$2,456,698	$—	$—	$2,456,698
Short-Term Investments	—	2,489,866	—	2,489,866

	2,456,698	2,489,866	—	4,946,564

Other Financial Instruments* - Assets
Market Price	15,936	—	—	15,936

Other Financial Instruments* - Liabilities
Market Price	(9,844)	—	—	(9,844)

Totals	$2,462,790	$2,489,866	$—	$4,952,656

AllianzGI Focused Opportunity:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock	$3,868,751	$—	$—	$3,868,751

AllianzGI Global Managed Volatility:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities-Assets
Common Stock:
Belgium	$—	$39,829	$—	$39,829
China	—	1,546,919	—	1,546,919
France	—	41,325	—	41,325
Hong Kong	—	871,701	—	871,701
Israel	—	214,625	—	214,625
Japan	—	2,820,839	—	2,820,839
New Zealand	—	39,028	—	39,028
Singapore	—	137,604	—	137,604
Switzerland	—	259,364	—	259,364
United Kingdom	—	39,722	—	39,722
All Other	9,695,273	—	—	9,695,273

Totals	$9,695,273	$6,010,956	$—	$15,706,229

AllianzGI Global Water:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock:
Brazil	$4,629,600	$—	$—	$4,629,600
Hong Kong	—	—	41,749	41,749
Switzerland	7,140,571	10,294,850	—	17,435,421
United States	46,110,229	—	—	46,110,229
All Other	—	55,349,186	—	55,349,186
Repurchase Agreements	—	9,119,000	—	9,119,000

Totals	$57,880,400	$74,763,036	$41,749	$132,685,185

AllianzGI High Yield Bond:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Corporate Bonds & Notes	$—	$347,445,901	$—	$347,445,901
Repurchase Agreements	—	13,744,000	—	13,744,000

Totals	$—	$361,189,901	$—	$361,189,901

AllianzGI International Small-Cap:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock:
China	$2,136,010	$6,378,684	$—	$8,514,694
Denmark	2,013,483	2,454,225	—	4,467,708
France	3,619,197	—	—	3,619,197
Ireland	1,689,518	370,530	—	2,060,048
Switzerland	2,365,744	4,545,257	—	6,911,001
Thailand	—	—	1,451,881	1,451,881
All Other	—	99,586,768	—	99,586,768
Repurchase Agreements	—	2,885,000	—	2,885,000

Totals	$11,823,952	$116,220,464	$1,451,881	$129,496,297

AllianzGI Micro Cap:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock	$30,605,778	$—	$—	$30,605,778
Warrants	1,320	—	—	1,320
Repurchase Agreements	—	783,000	—	783,000

Totals	$30,607,098	$783,000	$—	$31,390,098

AllianzGI Multi-Asset Real Return:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Mutual Funds	$2,287,122	$—	$—	$2,287,122
Common Stock:
Australia	7,332	168,158	—	175,490
Austria	—	8,437	—	8,437
France	—	71,603	—	71,603
Hong Kong	—	272,570	—	272,570
Japan	—	225,048	—	225,048
Netherlands	—	6,907	—	6,907
Singapore	—	77,018	—	77,018
United Kingdom	—	61,931	—	61,931
All Other	953,014	—	—	953,014
U.S. Treasury Obligations	—	984,965	—	984,965

Totals	$3,247,468	$1,876,637	$—	$5,124,105

AllianzGI NFJ Emerging Markets Value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock:
Brazil	$298,074	$—	$—	$298,074
Chile	50,018	—	—	50,018
Czech Republic	24,589	21,525	—	46,114
Egypt	25,206	—	—	25,206
India	48,505	—	—	48,505
Korea (Republic of)	47,489	385,846	203	433,538
Malaysia	25,758	26,818	—	52,576
Mexico	19,334	—	—	19,334
Peru	46,601	—	—	46,601
Russian Federation	24,816	—	213,124	237,940
Singapore	22,925	65,105	—	88,030
South Africa	94,535	137,497	—	232,032
Turkey	49,590	100,925	—	150,515
All Other	—	1,559,972	—	1,559,972
Warrants	—	283,198	—	283,198
Preferred Stock	171,965	—	—	171,965
Repurchase Agreements	—	136,000	—	136,000

Totals	$949,405	$2,716,886	$213,327	$3,879,618

AllianzGI NFJ Global Dividend Value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock:
Australia	$—	$1,179,982	$—	$1,179,982
France	—	3,577,987	—	3,577,987
Germany	—	2,334,304	—	2,334,304
Hong Kong	—	2,424,031	—	2,424,031
Israel	—	1,095,727	—	1,095,727
Japan	—	3,778,947	—	3,778,947
Korea (Republic of)	—	3,749,425	—	3,749,425
Spain	—	1,061,892	—	1,061,892
Switzerland	—	2,363,584	—	2,363,584
United Kingdom	—	6,122,172	—	6,122,172
All Other	32,716,542	—	—	32,716,542
Repurchase Agreements	—	742,000	—	742,000

Totals	$32,716,542	$28,430,051	$—	$61,146,593

AllianzGI NFJ International Small-Cap Value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock:
Brazil	$77,376	$—	$—	$77,376
Canada	651,269	—	—	651,269
Chile	31,080	—	—	31,080
China	56,420	352,643	—	409,063
Denmark	78,000	50,213	—	128,213
Greece	74,016	—	—	74,016
Ireland	105,771	24,033	—	129,804
Japan	33,647	1,364,153	—	1,397,800
Netherlands	32,443	85,653	—	118,096
New Zealand	67,546	54,833	—	122,379
Panama	50,778	—	—	50,778
Russian Federation	55,290	—	—	55,290
United Kingdom	187,206	999,742	—	1,186,948
United States	40,320	—	—	40,320
All Other	—	2,018,453	—	2,018,453
Preferred Stock	36,085	52,612	—	88,697
Repurchase Agreements	—	275,000	—	275,000

Totals	$1,577,247	$5,277,335	$—	$6,854,582

AllianzGI NFJ International Value II:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock:
Brazil	$140,043	$—	$—	$140,043
Canada	349,577	—	—	349,577
Denmark	62,739	51,386	—	114,125
India	83,010	—	—	83,010
Ireland	44,096	—	—	44,096
Israel	112,494	—	—	112,494
Japan	46,588	854,195	—	900,783
Korea (Republic of)	115,098	—	—	115,098
Russian Federation	83,334	—	—	83,334
South Africa	77,775	—	—	77,775
Taiwan	43,344	—	—	43,344
Turkey	44,387	—	—	44,387
All Other	—	2,584,030	—	2,584,030

Totals	$1,202,485	$3,489,611	$—	$4,692,096

AllianzGI Redwood:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock	$8,088,233	$—	$—	$8,088,233
Repurchase Agreements	—	3,027,000	—	3,027,000

	8,088,233	3,027,000	—	11,115,233

Investment in Securities - Liabilities
Options Written, at value:
Market Price	(1,749,893)	—	—	(1,749,893)

Totals	$6,338,340	$3,027,000	$—	$9,365,340

AllianzGI Short Duration High Income:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Corporate Bonds & Notes	$—	$251,490,848	$—	$251,490,848
Senior Loans	—	23,677,085	—	23,677,085
Convertible Bonds	—	6,199,969	—	6,199,969
Repurchase Agreements	—	11,982,000	—	11,982,000

Totals	$—	$293,349,902	$—	$293,349,902

AllianzGI Structured Alpha:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Short-Term Investments	$—	$6,793,538	$—	$6,793,538
Options Purchased:
Market Price	23,929	27,169	—	51,098

	23,929	6,820,707	—	6,844,636

Investment in Securities - Liabilities
Options Written, at value:
Market Price	(53,966)	(32,462)	—	(86,428)

Totals	$(30,037)	$6,788,245	$—	$6,758,208

AllianzGI Ultra Micro Cap:

	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock	$27,104,808	$—	$—	$27,104,808
Warrants	260	—	—	260
Repurchase Agreements	—	950,000	—	950,000

Totals	$27,105,068	$950,000	$—	$28,055,068

AllianzGI U.S. Emerging Growth:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock	$23,827,550	$—	$—	$23,827,550
Warrants	280	—	—	280
Repurchase Agreements	—	1,091,000	—	1,091,000

Totals	$23,827,830	$1,091,000	$—	$24,918,830

AllianzGI U.S. Equity-Hedged:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities - Assets
Common Stock	$3,077,833	$—	$—	$3,077,833
Repurchase Agreements	—	264,000	—	264,000
Options Purchased:
Market Price	57,760	—	—	57,760

	3,135,593	264,000	—	3,399,593

Investment in Securities - Liabilities
Options Written, at value:
Market Price	(320)	—	—	(320)

Totals	$3,135,273	$264,000	$—	$3,399,273

At February 28, 2013, the following Funds had transfers between Levels 1 and 2:

Securities valued at $66,618 were transferred from Level 2 to Level 1 in AllianzGI China Equity. This change was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at November 30, 2012, which was not applied on February 28, 2013.

Securities valued at $3,478,218 were transferred from Level 1 to Level 2 in AllianzGI International Small-Cap. This change was the result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at November 30, 2012, which was applied on February 28, 2013. Security valued at $1,248,439 was transferred from Level 2 to Level 1 in AllianzGI International Small-Cap. This change was a result of a security trading outside the U.S. whose value was adjusted by the application of a modeling tool at November 30, 2012, which was not applied on February 28, 2013.

Securities valued at $372,349 were transferred from Level 1 to Level 2 in AllianzGI NFJ International Small-Cap Value. This change was the result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at November 30, 2012, which was applied on February 28, 2013. Securities valued at $159,434 were transferred from Level 2 to Level 1 in AllianzGI NFJ International Small-Cap Value. This change was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at November 30, 2012, which was not applied on February 28, 2013.

Securities valued at $88,571 were transferred from Level 1 to Level 2 in AllianzGI NFJ International Value II. This change was the result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at November 30, 2012, which was applied on February 28, 2013. Security valued at $44,096 was transferred from Level 2 to Level 1 in AllianzGI NFJ International Value II. This change was a result of a security trading outside the U.S. whose value was adjusted by the application of a modeling tool at November 30, 2012, which was not applied on February 28, 2013.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period or three months ended February 28, 2013, was as follows:

AllianzGI Global Managed Volatility:

	Beginning Balance 11/30/12	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 2/28/13
Investments in Securities - Assets
Rights	$2,245	$—	$(1,489)	$—	$1,489	$(2,245)	$—	$—	$—

AllianzGI Global Water:

	Beginning Balance 11/30/12	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 2/28/13
Investments in Securities - Assets
Common Stock:
Hong Kong	$41,780	$—	$—	$—	$—	$(31)	$—	$—	$41,749

AllianzGI International Small-Cap:

	Beginning Balance 11/30/12	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 2/28/13
Investments in Securities - Assets
Common Stock:
Thailand	$1,304,215	$—	$—	$—	$—	$147,666	$—	$—	$1,451,881

AllianzGI Micro Cap:

	Beginning Balance 11/30/12		Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 2/28/13
Investments in Securities - Assets
Warrants	$—	†	$—	$—	$—	$—	$1,320	$—	$(1,320)	$—

AllianzGI NFJ Emerging Markets Value:

	Beginning Balance 12/18/12 ***	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 2/28/13
Investments in Securities - Assets
Common Stock:
Russian Federation	$—	$210,282		$—	$—	$—	$2,842	$—	$—	$213,124
Korea (Republic of)	—	—	††	—	—	—	203	—	—	203

Totals	$—	$210,282		$—	$—	$—	$3,045	$—	$—	$213,327

AllianzGI Ultra Micro Cap:

	Beginning Balance 11/30/12		Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 2/28/13
Investments in Securities - Assets
Warrants	$—	†	$—	$—	$—	$—	$260	$—	$(260)	$—

AllianzGI U.S. Emerging Growth:

	Beginning Balance 11/30/12		Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 2/28/13
Investments in Securities - Assets
Warrants	$—	†	$—	$—	$—	$—	$280	$—	$(280)	$—

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at February 28, 2013:

AllianzGI Global Water:

	Ending Balance at 2/28/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Common Stock	$41,749	Discount of Publicly Traded Quote	Discount Applied to Last Exchange Price	HKD 0.343 (75% Discount)

AllianzGI International Small-Cap:

	Ending Balance at 2/28/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Common Stock	$1,451,881	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB 21.25

AllianzGI NFJ Emerging Markets Value:

	Ending Balance at 2/28/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Common Stock	$213,124	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	$2.07-$64.46

* Other financial instruments are derivatives not reflected in the Schedules of Investments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

** Transferred out of Level 3 into Level 1 due to the availability of a quoted price in an active market.

*** Commencement of operations.

† Security fair-valued at $0.

†† Security received as part of a corporate action.

HKD—Hong Kong Dollar

KRW—Korean Won

THB—Thai Baht

The net change in unrealized appreciation/depreciation of Level 3 investments which AllianzGI Global Water, AllianzGI International Small-Cap and AllianzGI NFJ Emerging Markets Value held at February 28, 2013 was $(31), $147,666 and $3,045 respectively.

At February 28, 2013, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written) for federal income tax purpose were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2015	$20,563,423	$927,074	$(85,783)	$841,291
AllianzGI Retirement 2020	26,580,427	802,642	(114,217)	688,425
AllianzGI Retirement 2025	22,383,329	425,227	(287,757)	137,470
AllianzGI Retirement 2030	28,575,746	1,188,235	(102,741)	1,085,494
AllianzGI Retirement 2035	15,198,620	573,469	(106,956)	466,513
AllianzGI Retirement 2040	17,702,166	1,206,259	(93,925)	1,112,334
AllianzGI Retirement 2045	8,215,246	511,598	(44,709)	466,889
AllianzGI Retirement 2050	8,857,061	1,035,292	(48,510)	986,782
AllianzGI Retirement 2055	3,469,669	407,342	(18,688)	388,654
AllianzGI Global Allocation	187,113,402	24,811,269	(647,943)	24,163,326
AllianzGI Global Growth Allocation	6,474,380	1,284,114	(36,451)	1,247,663
AllianzGI Retirement Income	30,127,317	1,426,505	(126,491)	1,300,014
AllianzGI Behavioral Advantage Large Cap	17,612,581	2,451,902	(65,895)	2,386,007
AllianzGI China Equity	4,026,985	396,319	(249,612)	146,707
AllianzGI Convertible	1,129,950,458	159,791,747	(4,492,350)	155,299,397
AllianzGI Disciplined Equity	45,182,420	7,987,246	(1,004,934)	6,982,312
AllianzGI Dynamic Emerging Multi-Asset	4,980,903	0	(34,339)	(34,339)
AllianzGI Focused Opportunity	3,659,197	373,415	(163,861)	209,554
AllianzGI Global Managed Volatility	14,338,109	1,477,551	(109,431)	1,368,120
AllianzGI Global Water	112,139,343	22,146,455	(1,600,613)	20,545,842
AllianzGI High Yield Bond	345,111,235	19,081,326	(3,002,660)	16,078,666
AllianzGI International Small-Cap	105,999,720	24,756,918	(1,260,341)	23,496,577
AllianzGI Micro Cap	23,172,936	8,782,381	(565,219)	8,217,162
AllianzGI Multi-Asset Real Return	5,025,169	122,581	(23,645)	98,936
AllianzGI NFJ Emerging Markets Value	3,687,151	272,459	(79,992)	192,467
AllianzGI NFJ Global Dividend Value	58,202,195	5,320,000	(2,375,602)	2,944,398
AllianzGI NFJ International Small-Cap Value	5,935,547	994,423	(75,388)	919,035
AllianzGI NFJ International Value II	4,173,367	635,899	(117,170)	518,729
AllianzGI Redwood	10,357,282	1,133,622	(375,671)	757,951
AllianzGI Short Duration High Income	290,757,574	3,184,341	(592,013)	2,592,328
AllianzGI Structured Alpha	6,879,496	2,603	(37,463)	(34,860)
AllianzGI Ultra Micro Cap	23,269,031	5,063,614	(277,577)	4,786,037
AllianzGI U.S. Emerging Growth	19,046,708	6,228,490	(356,368)	5,872,122
AllianzGI U.S. Equity-Hedged	3,263,436	254,226	(118,069)	136,157

Differences, if any, between book and tax cost basis may be attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Brian S. Shlissel

Brian S. Shlissel, President

Date: April 25, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President

Date: April 25, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: April 25, 2013